UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal
Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New

York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd
Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 12/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Semi-Annual Report

DECEMBER 31, 2009 | (UNAUDITED)

BlackRock Short-Term Municipal Fund

BlackRock Municipal Insured Fund

BlackRock National Municipal Fund

BlackRock High Yield Municipal Fund

OF BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock New York Municipal Bond Fund

OF BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Dear Shareholder

In 2009, investors worldwide witnessed a seismic shift in market sentiment as the fear and pessimism that characterized 2008 were replaced by guarded optimism. The single most important reason for this change was the swing from a deep global recession to the beginnings of a global recovery.

At the outset of the year, markets were still reeling from 2008’s nearly unprecedented global financial and economic meltdown. The looming threat of further collapse in global markets prompted stimulus packages and central bank interventions on an extraordinary scale worldwide. Ultimately, these actions helped stabilize the financial system, and the economic contraction began to abate.

Stocks fell sharply to start 2009 as investor confidence remained low on fears of an economic depression. After touching their lows in March, stocks galloped higher as massive, coordinated global monetary and fiscal stimulus began to reflate world economies. Sidelined cash poured into the markets,

triggering a dramatic and steep upward rerating of stocks and other risk assets. The financial sector and low-quality securities that had been battered most in the downturn enjoyed the sharpest recovery. The experience in international markets was similar to that seen in the United States. European stocks slightly edged out other developed markets for the year, but emerging markets were the clear winners in 2009. To some extent, this outperformance reflected the stronger recoveries in emerging economies and corporate earnings, but emerging market stocks also saw significant expansion in valuations.

The improvement in the economic backdrop was reflected in fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes for 2009 was the reversal of the flight-to-quality trade seen in 2008. As investors grew more comfortable with risk, high yield finished the year as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Overall, the municipal market made a strong showing, outpacing most taxable sectors. Despite fundamental challenges, the technical picture remained supportive of the asset class. Municipal fund inflows had a record-

setting year; investor expectations of higher taxes boosted demand; and the Build America Bonds program was deemed a success, adding $65 billion of taxable supply to the municipal marketplace in 2009. Notably, the program has alleviated tax-exempt supply pressure and attracted the attention of a global audience.

All told, the rebound in sentiment and global market conditions propelled virtually every major benchmark index into positive territory for both the 6- and

12-month periods, with the notable exception of Treasury bonds, which were negatively affected by rising long-term rates.

Total Returns as of December 31, 2009	6-month	12-month
US equities (S&P 500 Index)	22.59%	26.46%
Small cap US equities (Russell 2000 Index)	23.90	27.17
International equities (MSCI Europe, Australasia, Far East Index)	22.07	31.78
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.06)	(9.71)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.95	5.93
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	6.10	12.91
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	21.27	58.76
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment improved dramatically in the past year, but uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the new year and beyond.

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms.

The new company, operating under the BlackRock name, manages $3.346 trillion in assets* and offers clients worldwide a full complement of active man-

agement, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

* Data is as of December 31, 2009.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of December 31, 2009 BlackRock Short-Term Municipal Fund

Portfolio Management Commentary

How did the Fund perform?
•Effective October 28, 2009, the Fund changed its primary benchmark from the Barclays Capital Municipal Bond Index to the S&P/Investortools
Main Municipal Bond Index and also added the S&P/Investortools Limited
Maturity Municipal Bond Index as a secondary benchmark. The S&P/In-
vestortools benchmarks provide a closer representation of the Fund’s investable universe than the Barclays Capital Municipal Bond Index and more accurately reflect the investment strategy of the Fund.

•Fund returns for the six-month period lagged that of the S&P/Investortools
Main Municipal Bond Index and the S&P/Investortools Limited Maturity
Municipal Bond Index, as well as its former benchmarks, the Barclays
Capital Municipal Bond Index and the Barclays Capital 3-Year General
Obligation Bond Index. The following discussion of relative performance pertains to the Fund’s secondary benchmark, the S&P/Investortools
Limited Maturity Municipal Bond Index.

What factors influenced performance?
•As the Fund has a shorter permissible weighted average maturity than the index, it will generally underperform during periods of falling interest rates and outperform during periods of rising rates. During the six months, rates on short-term municipals fell, causing prices to rise. The portfolio duration of approximately 1.6 years versus that of the index (1.85 years) was the main detractor from performance. Our bias to higher quality also somewhat detracted as lower-rated issues outperformed for the period. The Fund was overweight versus the benchmark in both AAA- and AA-rated issues, while it was underweight in securities rated A and below. Additionally, the Fund cannot purchase securities below investment-grade, while the index had some modest exposure to these rating categories. Finally, the Fund’s cash position (approximately 9% at period end) was a detractor as short rates remained extremely low, and the Fund continued to see strong inflows.

•The main contributors to performance were the holdings in lower-rated issues, especially in the A and BBB rating categories, as spread product outperformed higher-quality issues during the period. Exposure to issues with a maturity of 3 and 4 years also aided performance as these securi-
ties outperformed shorter-dated issues.

Describe recent portfolio activity.
•The biggest focus during the reporting period was putting cash to work from subscriptions as Fund flows were strong for the six months. We focused on higher-quality, more liquid issues in the front part of the curve, and lower-
quality, higher-yielding issues in the 3- to 4-year portion of the curve —
although supply of this nature was very limited and generally in high demand from investors.

Describe Fund positioning at period end.
•The Fund continues to be modestly long from a guideline perspective in that we are allowed a maximum average maturity of 2 years, which makes a duration of longer than 1.6 years difficult to achieve and at the upper end of our boundaries. However, the Fund was modestly short relative to the S&P/Investortools Limited Maturity Municipal Bond Index. The Fund
continues to be positioned for a period of stable, short-term interest rates, and with a quality bias as average credit quality remains at AA. These issues are highly liquid, should the market begin to perceive an end to the Federal Reserve’s accommodative monetary policy.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Sector Allocation	Long-Term Investments
State	40%
County/City/Special District/School District	24
Transportation	10
Utilities	8
Education	7
Health	6
Corporate	5

Percent of
Credit Quality Allocation[1]	Long-Term Investments
AAA/Aaa	39%
AA/Aa	44
A	12
BBB/Baa	3
Not Rated[2]	2
[1] Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service
(“Moody’s”) ratings.
[2] The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2009, the market value of these securities was $7,204,613 representing 1% of the Fund’s long-term investments.

4 SEMI-ANNUAL REPORT DECEMBER 31, 2009

BlackRock Short-Term Municipal Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in investment grade municipal bonds (bonds rated Baa or better) or in municipal notes. The Fund will maintain a dollar weighted maturity of no more than two years.
3 This unmanaged index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.
4 This unmanaged index consists of state and local government obligation bonds that mature in three to four years, rated Baa or better.
5 The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing,
Inc. that are priced daily. Bonds in the S&P/Investortools Main Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month. The Fund now uses this index as its benchmark rather than Barclays Capital Municipal Bond Index as Fund management believes it more accurately reflects the Fund’s investment strategies.
6 The S&P/Investortools Limited Maturity Municipal Bond Index includes all bonds in the S&P/Investortools Main Municipal Bond Index with a remaining maturity of less than 4 years.

Performance Summary for the Period Ended December 31, 2009
					Average Annual Total Returns[7]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
BlackRock	0.65%	1.44%	3.68%	N/A	3.14%	N/A	3.19%	N/A
Institutional	0.65	1.44	3.72	N/A	3.14	N/A	3.19	N/A
Investor A	0.37	1.31	3.46	0.35%	2.89	2.26%	2.93	2.62%
Investor A1	0.53	1.38	3.60	2.57	3.04	2.83	3.10	2.99
Investor B	0.25	1.23	3.33	2.33	2.78	2.78	2.82	2.82
Investor C	(0.39)	0.91	2.67	1.67	2.11	2.11	2.16	2.16
Barclays Capital 3-Year General Obligation
Bond Index	—	2.86	5.92	N/A	4.00	N/A	4.38	N/A
Barclays Capital Municipal Bond Index	—	6.10	12.91	N/A	4.32	N/A	5.75	N/A
S&P/Investortools Main Municipal Bond Index	—	6.76	14.63	N/A	4.17	N/A	5.71	N/A
S&P/Investortools Limited Maturity Municipal
Bond Index	—	2.18	4.64	N/A	3.75	N/A	3.87	N/A

7 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example
		Actual			Hypothetical[9]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2009	December 31, 2009 During the Period[8]		July 1, 2009	December 31, 2009 During the Period[8]
BlackRock	$1,000	$1,014.40	$2.03	$1,000	$1,023.18	$2.04
Institutional	$1,000	$1,014.40	$2.03	$1,000	$1,023.18	$2.04
Investor A	$1,000	$1,013.10	$3.35	$1,000	$1,021.87	$3.36
Investor A1	$1,000	$1,013.80	$2.64	$1,000	$1,022.58	$2.65
Investor B	$1,000	$1,012.30	$4.11	$1,000	$1,021.12	$4.13
Investor C	$1,000	$1,009.10	$7.29	$1,000	$1,017.94	$7.32

8 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.40% for BlackRock, 0.40% for Institutional, 0.66% for Investor A, 0.52% for Investor A1,
0.81% for Investor B and 1.44% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
9 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 5

Fund Summary as of December 31, 2009 BlackRock Municipal Insured Fund

Portfolio Management Commentary

How did the Fund perform?
•Effective October 28, 2009, the Fund changed its primary benchmark from the Barclays Capital Municipal Bond Index to the S&P/Investortools Main
Municipal Bond Index and also added the S&P/Investortools Customized
Insured Municipal Bond Index as a secondary benchmark. The S&P/Invest-
ortools benchmarks provide a closer representation of the Fund’s invest-
able universe than the Barclays Capital Municipal Bond Index and more accurately reflects the investment strategy of the Fund.

•Fund returns for the six-month period lagged that of the S&P/Investortools
Main Municipal Bond Index and the S&P/Investortools Customized Insured
Municipal Bond Index, but outperformed its former benchmark, the Barclays
Capital Municipal Bond Index. The following discussion of relative perform-
ance pertains to the Fund’s secondary benchmark, the S&P/Investortools
Customized Insured Municipal Bond Index.

What factors influenced performance?
•The Fund’s low exposure to the education sector, which performed well, detracted from relative performance for the period. Relative results were also hindered by the Fund’s zero-coupon positions, which generally under-
performed, and by its exposure to select securities in geographic areas that underperformed (namely, California and Michigan).

•On the positive side, the Fund’s modestly constructive posture (i.e., slightly long duration) toward the market contributed to performance as bench-
mark yields in the municipal market declined over the six-month period. In addition, the yield curve flattened, which was beneficial given the Fund’s exposure to the longer end of the curve. Finally, spreads generally tightened during the period and caused some of the Fund’s weaker underlying hold-
ings to perform well.

Describe recent portfolio activity.
•During the six months, we focused on upgrading overall portfolio quality in light of the difficult economic realties we see facing municipal issuers across the country. Additionally, municipal insurance providers continue to face ratings pressure, and market liquidity, while much improved, is signifi-
cantly better for higher-quality issuers. Our focus on quality is aimed at both the underlying credits and their insurers, where applicable. Given that health-related issuance was particularly heavy during the period, we took the opportunity to purchase several new positions that we believed were attractively priced and of high quality.

Describe Fund positioning at period end.
•Positioning was essentially unchanged over the period, as the Fund contin-
ues to exhibit a modestly constructive stance toward the market and an overweight on the longer end of the yield curve. The yield curve remains very steep, with short-term rates under 1% and longer-term rates above
4%. Cash reserves are generally at a minimum, given near-zero yields on these securities. We will look to take advantage of seasonal strength to pare back market exposure, but we will also look to periods of heavy new issuance for attractive purchase opportunities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Sector Allocation	Long-Term Investments
County/City/Special District/School District	34%
Transportation	20
State	15
Utilities	13
Corporate	6
Health	6
Housing	6

Percent of
Credit Quality Allocation[1]	Long-Term Investments
AAA/Aaa	40%
AA/Aa	24
A	30
BBB/Baa	4
Not Rated[2]	2
[1] Using the higher of S&P’s or Moody’s ratings.
[2] The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2009, the market value of these securities was $14,038,633 representing 2% of the Fund’s long-term investments.

6 SEMI-ANNUAL REPORT DECEMBER 31, 2009

BlackRock Municipal Insured Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in investment grade municipal bonds (bonds rated Baa or better) covered by portfolio insurance guaranteeing the timely payment of prin-
cipal at maturity and interest. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.
3 This unmanaged index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.
4 The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing,
Inc. that are priced daily. Bonds in the S&P/Investortools Main Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month. The Fund now uses this index as its benchmark rather than Barclays Capital Municipal Bond Index as Fund management believes it more accurately reflects the Fund’s investment strategies.
5 The S&P/Investortools Customized Insured Municipal Bond Index includes insured bonds in the S&P/Investortools Main Municipal Bond Index, excluding those that are pre-refunded, escrowed to maturity, or insured by ACA Financial Guaranty Corporation.

Performance Summary for the Period Ended December 31, 2009
					Average Annual Total Returns[6]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	4.29%	6.57%	15.59%	N/A	3.59%	N/A	5.40%	N/A
Investor A	3.86	6.43	15.29	10.39%	3.35	2.46%	5.16	4.70%
Investor B	3.51	6.30	14.70	10.70	2.82	2.49	4.62	4.62
Investor C	3.28	6.17	14.42	13.42	2.58	2.58	4.37	4.37
Investor C1	3.47	6.28	14.65	13.65	2.78	2.78	4.57	4.57
Barclays Capital Municipal Bond Index	—	6.10	12.91	N/A	4.32	N/A	5.75	N/A
S&P/Investortools Main Municipal Bond Index	—	6.76	14.63	N/A	4.17	N/A	5.71	N/A
S&P/Investortools Customized Insured
Municipal Bond Index	—	6.64	14.67	N/A	4.10	N/A	6.00	N/A

6 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example
			Actual					Hypothetical[9]
		Including Interest Expense		Excluding Interest Expense			Including Interest Expense		Excluding Interest Expense
		and Fees		and Fees			and Fees		and Fees
	Beginning	Ending		Ending		Beginning	Ending		Ending
	Account Value Account Value		Expenses	Account Value	Expenses	Account Value Account Value		Expenses	Account Value	Expenses
	July 1,	December 31, Paid During		December 31,	Paid During	July 1,	December 31, Paid During		December 31,	Paid During
	2009	2009	the Period[7]	2009	the Period[8]	2009	2009	the Period[7]	2009	the Period[8]
Institutional	$1,000.00	$1,065.70	$2.71	$1,065.70	$2.45	$1,000.00	$1,022.58	$2.65	$1,022.83	$2.40
Investor A	$1,000.00	$1,064.30	$4.06	$1,064.30	$3.75	$1,000.00	$1,021.27	$3.97	$1,021.57	$3.67
Investor B	$1,000.00	$1,063.00	$6.76	$1,063.00	$6.50	$1,000.00	$1,018.65	$6.61	$1,018.90	$6.36
Investor C	$1,000.00	$1,061.70	$7.95	$1,061.70	$7.64	$1,000.00	$1,017.49	$7.78	$1,017.79	$7.48
Investor C1	$1,000.00	$1,062.80	$6.97	$1,062.80	$6.66	$1,000.00	$1,018.44	$6.82	$1,018.75	$6.51

7 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.52% for Institutional, 0.78% for Investor A, 1.30% for Investor B, 1.53% for Investor C
and 1.34% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
8 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.47% for Institutional, 0.72% for Investor A, 1.25% for Investor B, 1.47% for Investor C
and 1.28% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Expenses are net of waiver, excluding interest expense and fees.
9 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 7

Fund Summary as of December 31, 2009 BlackRock National Municipal Fund

Portfolio Management Commentary

How did the Fund perform?
•Effective October 28, 2009, the Fund changed its primary benchmark from the Barclays Capital Municipal Bond Index to the S&P/Investortools Main
Municipal Bond Index. The S&P/Investortools benchmark provides a closer representation of the Fund’s investable universe than the Barclays Capital
Municipal Bond Index and more accurately reflects the investment strategy of the Fund.

•For the six-month period, returns for the Fund’s Investor A, Investor B,
Investor C and Investor C1 shares lagged that of the S&P/Investortools
Main Municipal Bond Index, but outperformed its former benchmark, the Barclays Capital Municipal Bond Index. Returns for the Fund’s Insti-
tutional shares were in line with the benchmark and outperformed the former benchmark.

What factors influenced performance?
•Tightening credit quality spreads improved valuations on lower-rated sectors, and we were able to sell some lower-rated holdings into this strength. However, not all geographic regions and not all lower-quality sectors participated equally in this pricing improvement. Consequently, the
Fund’s holdings in California, although not depreciating, have not improved in valuation to the degree that other regions have enjoyed. In a similar ex-
ample, the Fund’s very small exposure (less than 1% of total assets) to airline securities did not decline over the past six months, but it also did not benefit from the spread tightening that affected other high yield sectors.

•On the positive side, the Fund benefited from investing some of its cash equivalent reserves in longer-dated securities, thereby increasing duration to a more neutral posture relative to the benchmark. These longer-dated holdings offered better income accrual than the short-term cash equiva-
lents that were sold, and exposure to maturities of 25 years and longer helped the Fund take advantage of better value from the steep yield curve.

Describe recent portfolio activity.
•The Fund maintained a neutral to slightly defensive duration stance in the first half of 2009. BlackRock’s municipal research group subsequently shifted its guidance to recommend a long duration posture, and we there-
fore worked to put the Fund in a more neutral posture. Accordingly, we committed a portion of the Fund’s cash equivalent reserves to securities with maturity dates of 25 years and longer in order to take advantage of the yield curve’s historically steep slope.

•As noted in the performance section of this discussion, we looked to capitalize on the tightening in credit quality spreads by selling select lower-
rated holdings that had outperformed, which had exhibited very limited liquidity in past periods. The Fund’s Puerto Rico zero-coupon position was sold, again taking advantage of an elevated level of liquidity for a sector and credit that had little sponsorship in past periods.

•Generally, our efforts remain focused on maximizing income accrual, while managing volatility in the net asset value within a high-quality asset mix.

Describe Fund positioning at period end.
•At period end, the Fund’s duration was neutral relative to the benchmark.
Efforts to extend duration further are being tempered by historically low absolute yields for tax-exempt securities. We intend to keep cash equiva-
lent reserves at a lower level than in past periods in order to maintain income accrual and comply with the guidance of our municipal research group. We believe spreads are likely to continue to tighten, but we want to use the new liquidity provided by very positive high yield fund flows to sell holdings that had a limited audience in the recent past markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Sector Allocation	Long-Term Investments
County/City/Special District/School District	21%
Health	20
Utilities	17
Transportation	13
Corporate	10
State	10
Education	5
Housing	4

Percent of
Credit Quality Allocation[1]	Long-Term Investments
AAA/Aaa	20%
AA/Aa	26
A	27
BBB/Baa	9
B	2
CCC/Caa	3
Not Rated[2]	13
[1] Using the higher of S&P’s or Moody’s ratings.
[2] The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2009, the market value of these securities was $70,320,620 representing 3% of the Fund’s long-term investments.

8 SEMI-ANNUAL REPORT DECEMBER 31, 2009

BlackRock National Municipal Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in long-term municipal bonds rated in any rating category or in unrated municipal bonds.
3 This unmanaged index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.
4 The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing,
Inc. that are priced daily. Bonds in the S&P/Investortools Main Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month. The Fund now uses this index as its benchmark rather than Barclays Capital Municipal Bond Index as Fund management believes it more accurately reflects the Fund’s investment strategies.

Performance Summary for the Period Ended December 31, 2009
					Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	4.32%	6.76%	17.86%	N/A	3.86%	N/A	5.76%	N/A
Investor A	3.90	6.51	17.56	12.56%	3.59	2.70%	5.49	5.04%
Investor B	3.56	6.24	16.85	12.85	3.06	2.72	4.96	4.96
Investor C	3.33	6.12	16.71	15.71	2.81	2.81	4.70	4.70
Investor C1	3.52	6.33	16.93	15.93	3.04	3.04	4.92	4.92
Barclays Capital Municipal Bond Index	—	6.10	12.91	N/A	4.32	N/A	5.75	N/A
S&P/Investortools Main Municipal Bond Index	—	6.76	14.63	N/A	4.17	N/A	5.71	N/A

5 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example
			Actual					Hypothetical[9]
		Including Interest Expense		Excluding Interest Expense			Including Interest Expense		Excluding Interest Expense
		and Fees		and Fees			and Fees		and Fees
	Beginning	Ending		Ending		Beginning	Ending		Ending
	Account Value Account Value		Expenses	Account Value	Expenses	Account Value Account Value		Expenses	Account Value	Expenses
	July 1,	December 31, Paid During		December 31,	Paid During	July 1,	December 31, Paid During		December 31,	Paid During
	2009	2009	the Period[7]	2009	the Period[8]	2009	2009	the Period[7]	2009	the Period[8]
Institutional	$1,000.00	$1,067.60	$3.18	$1,067.60	$3.07	$1,000.00	$1,022.12	$3.11	$1,022.23	$3.01
Investor A	$1,000.00	$1,065.10	$4.48	$1,065.10	$4.37	$1,000.00	$1,020.86	$4.38	$1,020.97	$4.28
Investor B	$1,000.00	$1,062.40	$7.12	$1,062.40	$7.07	$1,000.00	$1,018.29	$6.97	$1,018.34	$6.92
Investor C	$1,000.00	$1,061.20	$8.26	$1,061.20	$8.21	$1,000.00	$1,017.18	$8.08	$1,017.24	$8.03
Investor C1	$1,000.00	$1,063.30	$7.33	$1,063.30	$7.23	$1,000.00	$1,018.09	$7.17	$1,018.19	$7.07

7 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.61% for Institutional, 0.86% for Investor A, 1.37% for Investor B, 1.59% for Investor C
and 1.41% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
8 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.59% for Institutional, 0.84% for Investor A, 1.36% for Investor B, 1.58% for Investor C
and 1.39% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Expenses are net of waiver, excluding interest expense and fees.
9 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 9

Fund Summary as of December 31, 2009 BlackRock High Yield Municipal Fund

Portfolio Management Commentary

How did the Fund perform?
•Effective October 28, 2009, the Fund changed its primary benchmark from the Barclays Capital Municipal Bond Index to the S&P/Investortools Main
Municipal Bond Index and also added the S&P/Investortools Customized
High Yield Municipal Bond Index as a secondary benchmark. The S&P/In-
vestortools Main Municipal Bond Index provides a closer representation of the Fund’s investable universe than the Barclays Capital Municipal Bond
Index and more accurately reflects the investment strategy of the Fund.

•Fund returns for the six-month period outperformed the S&P/Investortools
Main Municipal Bond Index, the Barclays Capital Municipal Bond Index and
the Barclays Capital High Yield Municipal Bond Index, but lagged that of the S&P/Investortools Customized High Yield Municipal Bond Index. The
following discussion of relative performance pertains to the Fund’s second-
ary benchmark, the S&P/Investortools Customized High Yield Municipal
Bond Index.

What factors influenced performance?
•Factors that contributed to performance throughout the period included the Fund’s above-market duration stance, emphasis on longer-dated securities, and sector concentrations in the health, housing and trans-
portation segments.

•Factors that detracted from Fund performance included below-market sec-
tor concentrations in tobacco and corporate-related debt, as well as under-
weight exposures to the lower end of the credit spectrum. Notably, our efforts in the last few months have been focused on reversing this posture.

Describe recent portfolio activity.
•The Fund’s activity continues to be centered on investing new money in response to a large jump in new subscriptions. Given the usual year-end rush to market by non-investment-grade issuers, we encountered little diffi-
culty in finding attractive investment opportunities that were well-suited to our current strategy. Specifically, we focused our efforts on longer-dated paper in the health, utilities, transportation and tax-backed sectors.

Describe Fund positioning at period end.
•As of period end, the Fund’s duration is slightly higher than that of the
S&P/Investortools Customized High Yield Municipal Bond Index, while credit exposure continues to reflect movement toward higher concentra-
tions at the lower end of the rating spectrum. We believe that this focus on longer-dated and lower-rated securities will provide the best source of excess return in the months ahead.

•Cash reserves stood at less than 10%, entirely as a result of a large year-
end subscription. Given quiet market conditions at the time, it’s unlikely that performance was adversely affected — especially considering the money was invested soon thereafter.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Sector Allocation	Long-Term Investments
Health	34%
Corporate	19
County/City/Special District/School District	12
Utilities	7
Transportation	7
State	6
Housing	6
Education	6
Tobacco	3

Percent of
Credit Quality Allocation[1]	Long-Term Investments
AAA/Aaa	3%
AA/Aa	11
A	22
BBB/Baa	28
BB/Ba	6
B	4
CCC/Caa	4
Not Rated[2]	22
[1] Using the higher of S&P’s or Moody’s ratings.
[2] The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2009, the market value of these securities was $2,411,882 representing 2% of the Fund’s long-term investments.

10 SEMI-ANNUAL REPORT DECEMBER 31, 2009

BlackRock High Yield Municipal Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in municipal bonds rated in any rating category or in unrated municipal bonds.
3 This unmanaged index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.
4 An unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 with a remaining maturity of at least one year.
5 The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing,
Inc. that are priced daily. Bonds in the S&P/Investortools Main Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month. The Fund now uses this index as its benchmark rather than Barclays Capital Municipal Bond Index as Fund management believes it more accurately reflects the Fund’s investment strategies.
6 The S&P/Investortools Customized High Yield Municipal Bond Index is a blended subset of the S&P/Investortools Main Municipal Bond Index that includes non-
insured bonds rated below BBB– or non-rated (85%) and bonds rated BBB (15%), excluding those that are in default, are pre-refunded, or are escrowed to maturity.
7 Commencement of Operations.

Performance Summary for the Period Ended December 31, 2009
				Average Annual Total Returns[8]
			1 Year		Since Inception[9]
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge
Institutional	5.36%	15.54%	38.76%	N/A	(0.51)%	N/A
Investor A	4.94	15.41	38.44	32.55%	(0.80)	(2.05)%
Investor C	4.40	15.09	37.51	36.51	(1.46)	(1.46)
Barclays Capital High Yield Municipal Bond Index	—	13.62	32.73	N/A	(0.35)	N/A
Barclays Capital Municipal Bond Index	—	6.10	12.91	N/A	4.84	N/A
S&P/Investortools Main Municipal Bond Index	—	6.76	14.63	N/A	4.35	N/A
S&P/Investortools Customized High Yield Municipal Bond Index	—	16.08	35.43	N/A	0.04	N/A

8 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
9 The Portfolio commenced operations on 8/01/06.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example
			Actual				Hypothetical[12]
		Including Interest Expense		Excluding Interest Expense			Including Interest Expense		Excluding Interest Expense
		and Fees		and Fees			and Fees		and Fees
	Beginning	Ending		Ending		Beginning	Ending		Ending
	Account Value Account Value		Expenses	Account Value	Expenses	Account Value	Account Value	Expenses	Account Value	Expenses
	July 1,	December 31, Paid During		December 31,	Paid During	July 1,	December 31, Paid During		December 31, Paid During
	2009	2009	the Period[10]	2009	the Period[11]	2009	2009	the Period[10]	2009	the Period[11]
Institutional	$1,000.00	$1,155.40	$ 4.62	$1,155.40	$ 4.51	$1,000.00	$1,021.02	$4.23	$1,021.02	$4.23
Investor A	$1,000.00	$1,154.10	$ 5.97	$1,154.10	$ 5.81	$1,000.00	$1,019.65	$5.60	$1,019.81	$5.45
Investor C	$1,000.00	$1,150.90	$10.25	$1,150.90	$10.08	$1,000.00	$1,015.67	$9.60	$1,015.82	$9.45

10 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.85% for Institutional, 1.10% for Investor A and 1.89% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
11 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.83% for Institutional, 1.07% for Investor A and 1.86% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Expenses are net of waiver, excluding interest expense and fees.
12 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 11

Fund Summary as of December 31, 2009 BlackRock New York Municipal Bond Fund

Portfolio Management Commentary

How did the Fund perform?
•Effective October 28, 2009, the Fund changed its primary benchmark from the Barclays Capital Municipal Bond Index to the S&P/Investortools Main
Municipal Bond Index and also added the S&P/Investortools New York
Municipal Bond Index as a secondary benchmark. The S&P/Investortools benchmarks provide a closer representation of the New York Fund’s invest-
able universe than the Barclays Capital Municipal Bond Index and more accurately reflect the investment strategy of the Fund.

•Fund returns for the six-month period outperformed the S&P/Investortools
Main Municipal Bond Index, the S&P/Investortools New York Municipal
Bond Index, and its former benchmark, the Barclays Capital Municipal
Bond Index. The following discussion of relative performance pertains to the Fund’s secondary benchmark, the S&P/Investortools New York
Municipal Bond Index.

What factors influenced performance?
•Several factors contributed to the Fund’s outperformance during the six months. For the majority of the time period, the Fund had a long duration bias, allowing it to benefit from the downward move in tax-exempt interest rates. The Fund had greater exposure to the long end of the curve and to maturities beyond 18 years, which saw the biggest gains. Furthermore, as the credit markets recovered, liquidity returned and risk premiums fell, allowing those credits which had declined most in value to be among the best performers — these included corporate and health credits, housing and tobacco bonds, as well as bonds subject to AMT (alternative minimum tax) and those trading outside their “de minimis” thresholds. An above-
average yield also contributed positively to total return.

•Throughout the year, we actively sought opportunities to add attractively structured bonds in order to improve call protection and add positive con-
vexity to the portfolio. While these efforts were successful, the opportunities were fewer than desired, and the bulk of the Fund remains invested in higher-coupon and slightly more defensively structured bonds; this de-
tracted in a rising market. These bonds, as well as the Fund’s pre-refunded holdings, get a greater percentage of their total return from their coupon flows and tend to be better performers in flat to slightly down markets.

Describe recent portfolio activity.
•There were no significant structural changes to the portfolio during the six months. We preferred to add investment-grade credits, which we viewed as offering the best values, with the additional benefit of having strong retail liquidity. We were an active buyer in New York primary markets in order to further diversify the portfolio; however, due to the advent of Build America
Bonds (BABs), which have siphoned off a significant amount of tax-exempt issuance, the opportunities to actively trade the market or re-direct the positioning of the portfolio have been sharply curtailed. This changing landscape requires a longer-term investment horizon and greater antic-
ipation of changing relationships in order to determine values. It bears watching to see what changes will be made to the BAB program and what long-range impacts it will cause.

Describe Fund positioning at period end.
•The Fund ended the period with a slightly long duration bias relative to the
S&P/Investortools New York Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Sector Allocation	Long-Term Investments
Health	16%
County/City/Special District/School District	15
Education	14
Transportation	12
State	12
Corporate	12
Housing	8
Tobacco	6
Utilities	5

Percent of
Credit Quality Allocation[1]	Long-Term Investments
AAA/Aaa	9%
AA/Aa	24
A	37
BBB/Baa	14
BB/Ba	2
B	1
CCC/Caa	2
Not Rated[2]	11
[1] Using the higher of S&P’s or Moody’s ratings.
[2] The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2009, the market value of these securities was $10,119,367 representing 4% of the Fund’s long-term investments.

12 SEMI-ANNUAL REPORT DECEMBER 31, 2009

BlackRock New York Municipal Bond Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in a portfolio of investment grade New York municipal bonds. The Fund expects to maintain an average weighted maturity of greater than ten years.
3 This unmanaged index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.
4 The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing,
Inc. that are priced daily. Bonds in the S&P/Investortools Main Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month. The Fund now uses this index as its benchmark rather than Barclays Capital Municipal Bond Index as Fund management believes it more accurately reflects the Fund’s investment strategies.
5 The S&P/Investortools New York Municipal Bond Index includes all New York bonds in the S&P/Investortools Main Municipal Bond Index.

Performance Summary for the Period Ended December 31, 2009
					Average Annual Total Returns[6]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	4.11%	8.58%	19.78%	N/A	3.48%	N/A	5.16%	N/A
Investor A	3.69	8.44	19.45	14.38%	3.22	2.33%	4.89	4.44
Investor A1	3.83	8.51	19.63	14.85	3.40	2.55	5.07	4.64
Investor B	3.58	8.30	19.03	15.03	2.94	2.60	4.63	4.63
Investor C	3.10	8.04	18.47	17.47	2.44	2.44	4.10	4.10
Investor C1	3.50	8.36	19.05	18.05	2.87	2.87	4.54	4.54
Barclays Capital Municipal Bond Index	—	6.10	12.91	N/A	4.32	N/A	5.75	N/A
S&P/Investortools Main Municipal Bond Index	—	6.76	14.63	N/A	4.17	N/A	5.71	N/A
S&P/Investortools New York Municipal Bond Index	—	6.23	14.05	N/A	4.45	N/A	5.84	N/A

6 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example
			Actual					Hypothetical[9]
		Including Interest Expense		Excluding Interest Expense			Including Interest Expense		Excluding Interest Expense
		and Fees		and Fees			and Fees		and Fees
	Beginning	Ending		Ending		Beginning	Ending		Ending
	Account Value Account Value		Expenses	Account Value	Expenses	Account Value Account Value		Expenses	Account Value	Expenses
	July 1,	December 31, Paid During		December 31,	Paid During	July 1,	December 31, Paid During		December 31,	Paid During
	2009	2009	the Period[7]	2009	the Period[8]	2009	2009	the Period[7]	2009	the Period[8]
Institutional	$1,000.00	$1,085.80	$3.89	$1,085.80	$3.89	$1,000.00	$1,021.76	$3.77	$1,021.55	$3.77
Investor A	$1,000.00	$1,084.40	$5.31	$1,084.40	$5.31	$1,000.00	$1,020.37	$5.14	$1,020.18	$5.14
Investor A1	$1,000.00	$1,085.10	$4.57	$1,085.10	$4.52	$1,000.00	$1,021.14	$4.43	$1,020.94	$4.38
Investor B	$1,000.00	$1,083.00	$6.72	$1,083.00	$6.72	$1,000.00	$1,018.99	$6.51	$1,018.81	$6.51
Investor C	$1,000.00	$1,080.40	$9.18	$1,080.40	$9.12	$1,000.00	$1,016.63	$8.89	$1,016.48	$8.84
Investor C1	$1,000.00	$1,083.60	$7.14	$1,083.60	$7.09	$1,000.00	$1,018.63	$6.92	$1,018.46	$8.85

7 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.74% for Institutional, 1.01% for Investor A, 0.87% for Investor A1, 1.28% for Investor B,
1.75% for Investor C and 1.36% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
8 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.74% for Institutional, 1.01% for Investor A, 0.86% for Investor A1, 1.28% for Investor B,
1.74% for Investor C and 1.35% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
Expenses are net of waiver, excluding interest expense and fees.
9 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 13

About Fund Performance

•BlackRock and Institutional Shares (BlackRock Shares are available only in BlackRock Short-Term Municipal Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to October 2, 2006, BlackRock
Share performance results are those of the Institutional Shares.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 4.25% for all Funds except BlackRock Short-Term Municipal Fund which incurs a 3.00% maximum initial sales charge and all Funds incur a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A
Shares inception date of October 2, 2006 (for all Funds except BlackRock
High Yield Municipal Fund, BlackRock Municipal Insured Fund and
BlackRock National Municipal Fund), Investor A Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

•Investor A1 Shares (available only in BlackRock Short-Term Municipal
Fund and BlackRock New York Municipal Bond Fund) incur a maximum initial sales charge (front-end load) of 1.00% for BlackRock Short-Term
Municipal Fund and 4.00% for BlackRock New York Municipal Fund; and
a service fee of 0.10% per year (but no distribution fee).

•Investor B Shares (available to all Funds except BlackRock High Yield
Municipal Fund) are subject to the following maximum contingent deferred sales charges:

	Maximum Contingent
	Deferred Sales Charges
BlackRock Short-Term Municipal Fund	1%, declining to 0% after 3 years
BlackRock Municipal Insured Fund	4%, declining to 0% after 6 years
BlackRock National Municipal Fund	4%, declining to 0% after 6 years
BlackRock New York Municipal Bond Fund	4%, declining to 0% after 6 years
In addition, these shares are subject to distribution and service fees per year as follows:
	Distribution	Service
	Fee	Fee
BlackRock Short-Term Municipal Fund	0.20%	0.15%
BlackRock Municipal Insured Fund	0.50%	0.25%
BlackRock National Municipal Fund	0.50%	0.25%
BlackRock New York Municipal Bond Fund	0.25%	0.25%

For BlackRock Short-Term Municipal Fund and BlackRock New York
Municipal Bond Fund, the shares automatically convert to Investor A1
Shares after approximately 10 years. For BlackRock Municipal Insured
Fund and BlackRock National Municipal Fund, the shares automatically convert to Investor A Shares after approximately 10 years. (There is no initial sales charge for automatic sales conversions.)

•Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of
0.25% per year. Prior to the Investor C Shares inception date of October 2,
2006 (for all Funds except BlackRock High Yield Municipal Fund), Investor
C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

•Investor C1 Shares (available to all Funds except BlackRock High Yield
Municipal Fund and BlackRock Short-Term Municipal Fund) are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase.

In addition, these shares are subject to distribution and service fees per year as follows:

	Distribution	Service
	Fee	Fee
BlackRock Municipal Insured Fund	0.55%	0.25%
BlackRock National Municipal Fund	0.55%	0.25%
BlackRock New York Municipal Bond Fund	0.35%	0.25%

Investor A1, Investor B and Investor C1 Shares of each Fund are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the per-
formance data quoted. Refer to www.blackrock.com/funds to obtain per-
formance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date.

The Funds’ investment advisor reimbursed a portion of each Fund’s expenses. Without such reimbursement, a Fund’s performance would have been lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their origi-
nal cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

14 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees including 12b-1 fees, and other Fund expenses.
The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on July 1, 2009 and held through December 31, 2009) are intended to assist shareholders both in calculating expenses based on an investment in a Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by
$1,000 and then multiply the result by the number corresponding to their
Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these
Funds and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 15

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and net asset value (“NAV”). However, these objectives cannot be achieved in all interest rate environments.

The Funds may leverage their assets through the use of tender option bond
(“TOB”) programs, as described in Note 1 of the Notes to Financial
Statements. TOB investments generally will provide the Funds with eco-
nomic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates.
Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAVs per share.

In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund will benefit from the incremental net income.

Furthermore, the value of the Funds’ investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. As a result, changes in interest rates can influence the Funds’ NAV positively or negatively in addition to the impact on the Funds’ performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-
term interest rates fluctuate. Leverage also will generally cause greater changes in a Fund’s NAV and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. A Fund may be required to sell portfolio securities at inop-
portune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. A Fund will incur expenses in connection with the use of leverage and may reduce investment returns.

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial State-
ments, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. A Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately pre-
dict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment or may cause a Fund to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

16 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alaska — 1.6%
City of Anchorage Alaska, GO, General Purpose,
Series A (MBIA) (a):
5.13%, 9/01/10	$ 3,435	$ 3,545,298
5.38%, 9/01/10	3,575	3,695,728
City of Anchorage Alaska, GO, Refunding, Series B
(MBIA), 5.50%, 7/01/11	8,885	9,529,962
		16,770,988
Arizona — 1.8%
Arizona State Transportation Board, RB, Maricopa
County Regional Area Road, 5.00%, 7/01/12	3,250	3,568,500
Phoenix Civic Improvement Corp., RB, Junior Lien
(MBIA), 5.00%, 7/01/10	2,600	2,660,346
Salt River Project Agricultural Improvement & Power
District, Refunding RB, Salt River Project, Series A,
5.00%, 1/01/12	3,160	3,424,113
Yavapai County IDA Arizona, RB, Waste
Management Inc. Project, AMT, 4.00%, 6/01/27 (b)	9,500	9,535,910
		19,188,869
California — 2.3%
California Infrastructure & Economic Development
Bank, Refunding RB, J. Paul, Series A-4,
1.65%, 10/01/47 (b)	5,500	5,549,390
California Statewide Communities Development Authority,
RB, Kaiser Permanente, Series A, 5.00%, 4/01/13	5,000	5,458,000
City & County of San Francisco California, GO, Refunding,
Series 2008-R1, 5.00%, 6/15/11	5,000	5,317,050
San Francisco City & County Airports Commission,
Refunding RB (b):
Second Series A-1, AMT, 5.50%, 5/01/19	5,000	5,077,250
Second Series B, 0.75%, 5/01/29	3,000	3,004,860
		24,406,550
Colorado — 0.9%
Adams 12 Five Star Schools, GO, Refunding, Series A
(AGM), 5.00%, 12/15/11	4,190	4,538,901
Colorado Health Facilities Authority, Refunding RB,
Catholic Healthcare, Series B, 5.00%, 11/08/12	5,000	5,371,850
		9,910,751
Connecticut — 5.2%
Connecticut State Development Authority, RB,
Connecticut Light & Power, Series A, AMT,
5.25%, 5/01/31 (b)	5,000	5,054,100
State of Connecticut, GO:
Economic Recovery, Series A, 5.00%, 1/01/13	25,000	27,838,000
Refunding, Series G (MBIA), 5.00%, 3/15/10	2,000	2,019,620

	Par
Municipal Bonds	(000)	Value
Connecticut (concluded)
State of Connecticut, RB, Transportation Infrastructure,
Series A, 2.50%, 12/01/10	$ 15,275	$ 15,578,056
State of Connecticut, Refunding RB, Transportation
Infrastructure, Series B, 2.50%, 12/01/10	3,215	3,278,785
		53,768,561
Delaware — 2.6%
State of Delaware, GO, Refunding:
5.00%, 3/01/11	10,000	10,540,600
Series 2009C, 5.00%, 10/01/13	7,700	8,804,719
University of Delaware, RB, Series A,
2.00%, 11/01/37 (b)	4,000	4,041,840
University of Delaware, Refunding RB, Series B,
2.00%, 11/01/10	3,375	3,423,769
		26,810,928
District of Columbia — 0.5%
Metropolitan Washington Airports Authority, Refunding
RB, Series A, AMT (AMBAC), 5.00%, 10/01/10	4,665	4,805,790
Florida — 4.1%
Florida Hurricane Catastrophe Fund Finance Corp., RB,
Series A, 5.00%, 7/01/10	7,000	7,157,990
Florida State Board of Education, GO, Refunding:
Cap Outlay, Series D, 5.00%, 6/01/11	7,445	7,909,419
Public Education, Series C, 5.00%, 6/01/12	5,000	5,476,300
Public Education, Series G (MBIA), 5.25%, 6/01/11	5,600	5,961,648
Florida State Board of Education, RB, Series C (MBIA),
5.25%, 1/01/10	3,825	3,825,000
Florida State Department of Environmental Protection,
Refunding RB, Florida Forever, Series B (MBIA),
5.00%, 7/01/10	1,500	1,531,020
Florida State Department of Transportation, Refunding
RB, Department of Transportation, Series A,
5.00%, 7/01/10	3,000	3,068,400
Jacksonville Electric Authority Florida, Refunding RB,
Issue 2, 17th Series, 5.25%, 10/01/12	5,000	5,349,250
Miami-Dade County Educational Facilities Authority
Florida, RB, Series A (AMBAC), 5.75%, 4/01/10 (a)	2,020	2,067,813
		42,346,840
Georgia — 4.2%
Burke County Development Authority, RB, Georgia
Power Co., Plant Vogtle Project, 5th Series,
4.38%, 10/01/32 (b)	4,000	4,032,440
Burke County Development Authority, Refunding
RB, Georgia Power Co., Plant Vogtle Project,
5.05%, 11/01/48 (b)	6,000	6,444,420

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the		CIFG	CDC IXIS Financial Guaranty	IDRB	Industrial Development Revenue Bonds
Schedules of Investments, the names and descriptions of		COP	Certificates of Participation	M/F	Multi-Family
many of the securities have been abbreviated according		EDA	Economic Development Authority	MBIA	Municipal Bond Investors Assurance
to the following list:		ERB	Education Revenue Bonds		(National Public Finance Guaranty Corp.)
		FGIC	Financial Guaranty Insurance Co.	MRB	Mortgage Revenue Bonds
ACA	American Capital Access Corp.	FHA	Federal Housing Administration	PILOT	Payment in Lieu of Taxes
AGC	Assured Guaranty Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF-GTD	Permanent School Fund Guaranteed
AGM	Assured Guaranty Municipal Corp.	FNMA	Federal National Mortgage Association	RB	Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	GAN	Grant Anticipation Notes	S/F	Single-Family
AMT	Alternative Minimum Tax (subject to)	GNMA	Government National Mortgage Association	SONYMA	State of New York Mortgage Agency
ARS	Auction Rate Securities	GO	General Obligation Bonds	TE	Tax Exempt
BAN	Bond Anticipation Notes	HFA	Housing Finance Agency	TRAN	Tax Revenue Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.	HUD	Department of Housing and Urban Development	TECP	Tax-Exempt Commercial Paper
CAB	Capital Appreciation Bonds	IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes
CARS	Complementary Auction Rate Securities	IDB	Industrial Development Board

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 17

Schedule of Investments (continued)

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Georgia (concluded)
DeKalb County School District, GO, 5.00%, 2/01/11	$ 1,000	$ 1,050,110
Henry County School District, GO, Series A,
5.00%, 4/01/11	15,000	15,851,550
Private Colleges & Universities Authority, Refunding RB,
Emory University, Series A, 5.25%, 9/01/11	10,280	11,076,083
State of Georgia, GO, Series G, 4.00%, 11/01/11	5,000	5,317,350
		43,771,953
Hawaii — 0.5%
State of Hawaii, GO, Series CU (MBIA),
5.55%, 10/01/10 (a)	4,960	5,156,069
Illinois — 1.0%
Illinois Finance Authority, Refunding RB, University of
Chicago, Series A, 5.25%, 7/01/11 (a)	5,000	5,400,950
State of Illinois, GO, First Series (MBIA),
5.13%, 10/01/12	5,000	5,466,550
		10,867,500
Indiana — 1.7%
Indiana Bond Bank, RB, State Revolving Fund Program (a):
Series A, 5.60%, 8/01/10	7,500	7,806,375
Series B, 5.30%, 8/01/10	4,750	4,935,725
Indiana Health Facility Financing Authority, RB,
Ascension Health Credit Group (b):
Series A1, 3.63%, 11/15/36	4,135	4,285,927
Series A3, 5.00%, 11/01/27	1,000	1,055,090
		18,083,117
Kansas — 0.5%
Kansas State Department of Transportation, Refunding
RB, Series A, 5.00%, 9/01/12	5,000	5,550,950
Kentucky — 0.7%
Kentucky Asset Liability Commission, Refunding RB,
Project Notes, Series A (AMBAC), 5.00%, 7/15/10	2,000	2,047,080
Kentucky Economic Development Finance Authority,
Refunding RB, Baptist Healthcare System, Series A,
5.00%, 8/15/12	2,650	2,858,608
Kentucky State Property & Buildings Commission,
Refunding RB, Project No. 87 (MBIA), 5.00%, 3/01/12	2,000	2,160,100
		7,065,788
Louisiana — 1.2%
State of Louisiana, GO, Refunding, Series B,
5.00%, 4/15/12	4,220	4,602,670
State of Louisiana, GO, Series A, 5.00%, 5/01/13	7,075	7,920,462
		12,523,132
Maine — 2.1%
Maine Municipal Bond Bank, RB, Series D,
5.00%, 11/01/12	1,460	1,627,331
Maine Municipal Bond Bank, RB, TransCap Program,
Series A, 2.50%, 9/01/10	5,715	5,799,696
Maine Municipal Bond Bank, Refunding RB, Series F:
3.00%, 11/01/10	7,670	7,846,947
4.00%, 11/01/11	6,000	6,372,840
		21,646,814
Maryland — 3.0%
County of Baltimore Maryland, GO, Refunding,
Metropolitan District, 4.00%, 8/01/11	2,525	2,668,319
State of Maryland, GO, State & Local Facilities Loan:
1st Series, 5.00%, 3/15/13	10,740	12,110,639
2nd Series, 5.00%, 8/01/10	7,770	7,986,084
2nd Series, 5.00%, 7/15/11	3,815	4,081,554
University System of Maryland, Refunding RB, Auxiliary
Facility & Tuition, Series C, 4.00%, 10/01/11	4,695	4,975,855
		31,822,451

	Par
Municipal Bonds	(000)	Value
Massachusetts — 1.8%
Commonwealth of Massachusetts, GO, Consolidated
Loan, Series A, 5.00%, 8/01/12	$ 1,180	$ 1,302,968
Massachusetts Bay Transportation Authority, Refunding
RB, General Transportation System, Series A (FGIC),
5.80%, 3/01/12	3,745	4,136,690
Massachusetts Health & Educational Facilities
Authority, Refunding RB, Partners Health, Series C,
5.75%, 7/01/11 (a)	7,600	8,262,492
Route 3 North Transit Improvement Association
Massachusetts, RB (MBIA), 5.63%, 6/15/10 (a)	4,640	4,753,030
		18,455,180
Michigan — 1.3%
City of Detroit Michigan, RB, Second Lien, Series B
(FGIC), 5.50%, 7/01/11 (a)	5,000	5,409,350
Royal Oak Hospital Finance Authority Michigan,
Refunding RB, William Beaumont Hospital,
6.25%, 1/01/10	3,970	3,970,000
State of Michigan, Refunding RB, Series B (AGM),
5.00%, 9/01/10	4,120	4,244,259
		13,623,609
Minnesota — 2.5%
Minneapolis & St. Paul Metropolitan Airports Commission,
RB, Series B, AMT (MBIA), 5.50%, 1/01/10 (c)	2,620	2,620,000
State of Minnesota, GO:
5.00%, 8/01/11	3,675	3,936,697
Highway & Various Purpose, 5.00%, 8/01/11	2,900	3,106,973
Series H, 5.00%, 11/01/12	15,000	16,751,850
		26,415,520
Nebraska — 0.1%
Central Plains Energy Project, RB, Project No. 1,
0.55%, 12/01/10 (b)	1,225	1,180,594
Nevada — 1.9%
Clark County School District, GO, Refunding:
Limited Tax, Series B, 4.00%, 6/15/11	10,000	10,454,500
Series B (MBIA), 5.00%, 6/15/12	6,000	6,530,040
Truckee Meadows Water Authority, RB, Series A (AGM),
5.13%, 7/01/11 (a)	2,590	2,767,182
		19,751,722
New Hampshire — 0.1%
State of New Hampshire, GO, Refunding, Capital
Improvement, Series B, 4.00%, 3/01/12	1,000	1,070,310
New Jersey — 3.5%
Gloucester County Improvement Authority, Refunding
RB, Waste Management Inc. Project, Series A,
2.63%, 12/01/29 (b)	4,625	4,628,839
New Jersey Building Authority, Refunding RB, Series B
(AMBAC), 5.25%, 12/15/10	4,790	4,989,647
New Jersey State Turnpike Authority, Refunding RB,
Series A (MBIA) (a):
5.75%, 1/01/19	5,000	5,000,000
5.50%, 1/01/30	5,000	5,000,000
New Jersey Transportation Trust Fund Authority, RB,
Transportation System, Series A, 5.75%, 6/15/11 (c)	3,000	3,224,280
New Jersey Transportation Trust Fund Authority,
Refunding RB, Transportation System, Series B (MBIA),
5.25%, 12/15/12	4,990	5,510,507
State of New Jersey, GO, Refunding, 4.00%, 8/01/12	7,115	7,667,622
		36,020,895
New Mexico — 1.3%
New Mexico Finance Authority, Refunding RB, Senior Lien,
Series A:
5.00%, 6/15/11	4,000	4,255,520
5.00%, 6/15/13	8,000	8,983,680
		13,239,200

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments (continued)

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 8.4%
City of New York New York, GO, Refunding:
Series B, 5.25%, 8/01/11	$ 4,000	$ 4,284,600
Series H, 5.00%, 8/01/12	3,400	3,718,614
Metropolitan Transportation Authority, RB:
Series A (FGIC), 5.88%, 4/01/10 (a)	5,000	5,070,350
Transportation, Series B, 5.00%, 11/15/16 (b)	4,000	4,256,680
New York City Transitional Finance Authority, RB, Series C,
5.50%, 2/15/12	6,000	6,588,180
New York City Transitional Finance Authority,
Refunding RB, Future Tax Secured, Sub-Series D-2,
5.00%, 11/01/12	20,315	22,561,026
New York State Dormitory Authority, Refunding RB,
Series B, 5.25%, 11/15/23 (b)	6,000	6,528,360
New York State Environmental Facilities Corp.,
RB, Waste Management Inc. Project, Series A,
4.45%, 7/01/17 (b)(d)	5,000	5,000,000
New York State Local Government Services Corp.,
Refunding RB, Senior Lien, Series A, 5.00%, 4/01/11	3,000	3,169,350
New York State Thruway Authority, RB, BAN:
3.00%, 7/15/11	2,860	2,948,288
4.00%, 7/15/11	9,000	9,414,900
New York State Urban Development Corp., RB, State
Personal Income Tax, Series C, 5.00%, 3/15/10	7,705	7,780,124
State of New York, GO, Refunding, Series C,
5.00%, 4/15/12	5,285	5,780,310
		87,100,782
North Carolina — 4.0%
County of Wake North Carolina, GO, Refunding:
5.00%, 3/01/11	6,650	7,011,162
Series C, 5.00%, 3/01/12	5,185	5,669,072
Mecklenburg County North Carolina, GO:
Public Improvement, Series B, 4.00%, 2/01/10	3,000	3,009,450
Refunding, Series C, 5.00%, 2/01/13	9,400	10,565,976
North Carolina Municipal Power Agency No. 1 Catawba,
Refunding RB, Number 1-Catawba Electric (MBIA),
6.00%, 1/01/10	5,000	5,000,000
State of North Carolina, GO, Public Improvement,
Series A, 5.00%, 3/01/13	9,000	10,140,570
		41,396,230
Ohio — 1.4%
Ohio State Water Development Authority, RB, Water
Quality, Loan Fund, 5.00%, 12/01/11	5,000	5,416,300
State of Ohio, GO:
Common Schools, Series A, 5.00%, 3/15/11	3,875	4,081,305
Highway Capital Improvement, Series I,
5.00%, 5/01/10	5,000	5,078,900
		14,576,505
Oregon — 0.2%
Oregon State Department of Administrative Services,
COP, Refunding, Series A (AGM), 5.00%, 5/01/11	1,725	1,825,257
Pennsylvania — 4.3%
Bethlehem Area School District, GO, Refunding, Series A
(MBIA), 5.00%, 9/01/10	4,000	4,103,920
Bucks County IDA, RB, Waste Management Inc. Project,
AMT, 3.90%, 12/01/22 (b)	2,670	2,671,896
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 3/15/13	7,455	8,376,736
Refunding, 5.00%, 7/15/12	2,500	2,760,175
Refunding, Second Series (MBIA), 5.00%, 7/01/12	13,000	14,335,100
Pennsylvania Economic Development Financing
Authority, RB, Waste Management Inc. Project,
2.63%, 12/01/33 (b)	3,500	3,494,085

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Pennsylvania Higher Educational Facilities Authority, RB,
Series AH, 4.00%, 6/15/11	$ 3,650	$ 3,824,324
University of Pittsburgh Pennsylvania, Refunding RB,
Panthers-Pitt Asset Notes, 5.00%, 8/01/10	5,000	5,136,800
		44,703,036
Rhode Island — 0.1%
State of Rhode Island, GO, Refunding, Consolidated
Capital Development Loan, Series A, 5.00%, 7/15/11	1,000	1,066,370
South Carolina — 0.9%
South Carolina State Public Service Authority, Refunding
RB, Series A, 5.00%, 1/01/12	3,000	3,237,660
State of South Carolina, GO, State Highway, Series B,
4.50%, 4/01/12	6,000	6,343,440
		9,581,100
Tennessee — 1.3%
County of Shelby Tennessee, GO, Refunding, Series A
(AMBAC), 5.00%, 4/01/12	4,000	4,379,000
Memphis-Shelby County Airport Authority, RB, Series A,
AMT (AGM), 5.50%, 3/01/10	8,830	8,895,960
		13,274,960
Texas — 12.4%
City of Dallas Texas, GO, 5.00%, 2/15/12	4,775	5,200,691
City of Houston Texas, RB, Subordinate Lien, Series B
(AGM), 5.50%, 7/01/10 (a)	5,500	5,643,605
City of San Antonio Texas, RB, Junior Lien, System,
3.63%, 12/01/27 (b)	5,000	5,146,250
County of Williamson Texas, GO (AGM),
5.13%, 2/15/11 (a)	9,835	10,353,009
Dallas ISD, GO, Refunding:
4.00%, 2/15/11	6,000	6,223,260
4.50%, 2/15/12	6,000	6,418,200
Harris County Cultural Education Facilities Finance
Corp., Refunding RB, Methodist Hospital System,
5.00%, 6/01/13	10,000	10,954,600
Harris County Health Facilities Development Corp.,
Refunding RB, St. Luke’s Episcopal Hospital, Series A,
5.38%, 8/15/11 (a)	5,500	5,926,195
Lower Colorado River Authority, Refunding RB, LCRA
Transmission Services Project (AGM), 5.25%, 5/15/10	2,690	2,738,554
Matagorda County Navigation District No. 1 Texas,
Refunding RB, AEP Texas Central Co. Project,
5.13%, 6/01/30 (b)	5,000	5,202,600
North Texas Tollway Authority, RB, System, First Tier (b):
Series L-1, 5.50%, 1/01/38	11,000	11,432,850
Series L-2, 6.00%, 1/01/38	3,700	4,092,385
North Texas Tollway Authority, Refunding RB, System,
First Tier, Series E-1, 5.00%, 1/01/38 (b)	7,000	7,000,000
Plano ISD, GO, Refunding, School Building (PSF-GTD),
5.00%, 2/15/11	5,000	5,260,150
State of Texas, GO, Refunding, Public Finance Authority:
5.00%, 10/01/12	11,170	12,401,381
Series A, 4.00%, 10/01/11	3,750	3,971,588
Series A, 5.00%, 10/01/12	3,500	3,889,375
Tarrant County Cultural Education Facilities Finance
Corp., Refunding RB, Texas Health Resources, Series A,
5.00%, 2/15/11	4,275	4,448,864
Texas A&M University, RB, Financing System, Series D,
5.00%, 5/15/13	3,325	3,738,497
Texas A&M University, Refunding RB, Financing System,
Series B, 5.00%, 5/15/12	4,000	4,381,840
University of Texas, Refunding RB, Financing System,
Series B, 5.00%, 8/15/10	5,000	5,147,250
		129,571,144

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 19

Schedule of Investments (concluded)

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services Inc.,
5.00%, 8/15/13	$ 1,400	$ 1,542,660
State of Utah, GO, Series C, 3.00%, 7/01/12	7,500	7,917,150
		9,459,810
Virginia — 5.2%
Commonwealth of Virginia, GO, 4.00%, 6/01/11	4,725	4,965,030
County of Fairfax Virginia, GO, Refunding, Public
Improvement, Series A, 5.25%, 4/01/12	3,940	4,342,274
County of Fairfax Virginia, GO, Series D:
4.00%, 10/01/11	8,380	8,893,359
5.00%, 10/01/13	10,000	11,442,600
Virginia College Building Authority, RB, 21st Century
College & Equipment, Series F-1, 4.00%, 2/01/12	7,200	7,687,584
Virginia Public Building Authority, RB:
Series B, 5.00%, 8/01/12	7,185	7,941,940
Series C, 5.00%, 8/01/10	4,380	4,502,158
Virginia Public School Authority, RB, School Educational
Technology Notes, Series IX, 5.00%, 4/15/12	4,065	4,455,037
		54,229,982
Washington — 3.4%
City of Tacoma Washington, Refunding RB, Series A
(AGM), 5.63%, 1/01/11 (a)	2,900	3,080,554
Energy Northwest, Refunding RB, Project No. 3, Series A
(Syncora), 5.50%, 7/01/11	15,000	16,074,900
State of Washington, GO, Refunding, Various Purpose,
Series R-A (AMBAC), 5.00%, 1/01/11	9,260	9,689,479
State of Washington, GO, Series D, 4.00%, 1/01/11	6,560	6,798,784
		35,643,717
Wisconsin — 0.8%
State of Wisconsin, Refunding RB, Series A,
3.00%, 5/01/10	1,200	1,209,648
Wisconsin Public Power Inc., Refunding RB, Series A
(MBIA), 5.25%, 7/01/10	7,070	7,210,622
		8,420,270
Total Long-Term Investments
(Cost — $923,107,034) — 89.7%		935,103,244
Short-Term Securities
Connecticut — 1.5%
State of Connecticut, GO, BAN, Series B,
4.00%, 6/01/11	15,185	15,910,387
Kentucky — 1.0%
Louisville & Jefferson County Metropolitan Sewer District
Kentucky, Refunding RB, Subordinate, BAN, Series A,
3.00%, 8/19/10	10,000	10,123,300
Louisiana — 1.9%
West Baton Rouge Louisiana, TECP, 1.45%, 1/15/10	20,000	20,000,000
New York — 1.0%
New York Liberty Development Corp., RB, World Trade
Center Project, Series A, 0.50%, 1/18/11 (b)	10,000	9,968,000
Texas — 0.9%
Mission EDC, RB, Waste Management Inc. Project,
2.00%, 6/01/10 (b)	4,000	3,999,960
State of Texas, RB, TRAN, 2.50%, 8/31/10	5,000	5,072,550
		9,072,510

Short-Term Securities	Shares	Value
Money Market Fund — 2.7%
FFI Institutional Tax-Exempt Fund, 0.19% (e)(f)	28,342,747	$ 28,342,747
Total Short-Term Securities
(Cost — $93,289,913) — 9.0%		93,416,944
Total Investments (Cost — $1,016,396,947*) — 98.7%		1,028,520,188
Other Assets Less Liabilities — 1.3%		13,573,412
Net Assets — 100.0%		$1,042,093,600
* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost		$1,016,444,773
Gross unrealized appreciation		$ 12,287,922
Gross unrealized depreciation		(212,507)
Net unrealized appreciation		$ 12,075,415
(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Variable rate security. Rate shown is as of report date.
(c) Security is collateralized by Municipal or US Treasury Obligations.
(d) When-issued security. Unsettled when-issued security transactions were as follows:
		Unrealized
Counterparty	Value	Appreciation
Merrill Lynch and Co.	$5,000,000	—
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
FFI Institutional Tax-Exempt Fund	$(10,770,849)	$ 72,349
(f) Represents the current yield as of report date.

•Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to the Financial Statements.
The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 28,342,747
Level 2
Long-Term Investments[1]	935,103,244
Short-Term Securities	65,074,197
Total Level 2	1,000,177,441
Level 3	—
Total	$1,028,520,188
[1] See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 1.3%
Alabama Public School & College Authority, Refunding
RB, Series A, 5.00%, 5/01/29	$ 1,600	$ 1,655,392
Birmingham Special Care Facilities Financing Authority,
RB, Children’s Hospital (AGC), 6.00%, 6/01/39	1,350	1,435,333
Lauderdale County & Florence Health Care Authority
Alabama, Refunding RB, Coffee Health Group, Series A
(MBIA), 6.00%, 7/01/29	8,095	7,288,414
		10,379,139
Alaska — 1.0%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek
Correctional Center (AGC):
6.00%, 9/01/28	2,000	2,305,820
6.00%, 9/01/32	5,000	5,607,300
		7,913,120
California — 16.5%
Antelope Valley Community College District, GO,
Election 2004, Series B (MBIA), 5.25%, 8/01/39	1,050	1,063,051
Arcadia Unified School District California, GO, CAB,
Election 2006, Series A (AGM), 4.96%, 8/01/39 (a)	2,800	370,384
Cabrillo Community College District California, GO, CAB,
Election 2004, Series B (MBIA), 5.18%, 8/01/37 (a)	4,100	601,921
California Health Facilities Financing Authority,
Refunding RB, St. Joseph Health System, Series A,
5.75%, 7/01/39	1,000	1,036,270
City of San Jose California, GO, Libraries, Parks, and
Public Safety Project (MBIA), 5.00%, 9/01/30	3,700	3,829,944
City of San Jose California, Refunding RB, Series A, AMT
(AMBAC), 5.50%, 3/01/32	6,285	6,236,731
Coast Community College District California, GO,
Refunding, CAB, Election 2002, Series C (AGM):
4.93%, 8/01/13 (b)	6,475	5,484,973
5.40%, 8/01/36 (a)	5,800	998,238
Fresno Unified School District California, GO,
Election 2001:
Series D (MBIA), 5.00%, 8/01/27	5,170	5,202,313
Series E (AGM), 5.00%, 8/01/30	1,500	1,529,415
Hesperia Public Financing Authority California, Tax
Allocation Bonds, Redevelopment & Housing Projects,
Series A (Syncora), 5.50%, 9/01/27	10,000	9,479,900
Los Angeles Municipal Improvement Corp., RB, Series B1
(MBIA), 4.75%, 8/01/37	12,300	10,886,484
Modesto Schools Infrastructure Financing Agency,
Special Tax Bonds (AMBAC), 5.50%, 9/01/36	8,965	8,022,330
Mount Diablo Unified School District California, GO,
Election of 2002 (MBIA), 5.00%, 7/01/27	12,040	12,089,846
Norwalk-La Mirada Unified School District California,
GO, Refunding, CAB, Election 2002, Series E (AGC),
6.50%, 8/01/38 (a)	4,900	740,831
Orange County Sanitation District, COP, Series B (AGM),
5.00%, 2/01/31	1,380	1,445,260
Palm Springs Financing Authority, Refunding RB,
Convention Center Project, Series A (MBIA),
5.50%, 11/01/35	6,190	6,224,478
Ramona Unified School District California, COP,
Refunding, CAB (MBIA), 4.98%, 5/01/32 (b)	10,500	9,391,620
Rialto Unified School District California, GO, CAB,
Series A (MBIA), 6.24%, 6/01/25 (a)	11,685	4,470,798
Roseville Joint Union High School District California, GO,
Election 2004, Series A (MBIA), 5.00%, 8/01/29	5,000	5,085,750
Sacramento Unified School District California, GO,
Election of 1999, Series B (MBIA), 5.00%, 7/01/26	5,075	5,131,992
San Diego Community College District California, GO,
Election of 2002 (AGM), 5.00%, 5/01/30	2,685	2,747,856
San Diego County Water Authority, COP, Refunding,
Series 2008-A (AGM), 5.00%, 5/01/33	4,500	4,527,135

	Par
Municipal Bonds	(000)	Value
California (concluded)
San Jose Unified School District Santa Clara County
California, GO, Election 2002, Series B (MBIA),
5.00%, 8/01/29	$ 3,650	$ 3,751,762
Tahoe-Truckee Unified School District, GO, School
Facility Improvement District 2, Election 2002,
Series A (MBIA), 5.25%, 8/01/29	2,535	2,605,625
Tustin Unified School District California, Special Tax
Bonds, Senior Lien, Community Facilities District 97-1,
Series A (AGM):
5.00%, 9/01/32	7,980	7,915,282
5.00%, 9/01/38	1,730	1,663,672
University of California, RB, Series O, 5.75%, 5/15/34	1,450	1,624,957
Washington Unified School District-Yolo County
California, COP, New High School Project (AMBAC),
5.13%, 8/01/37	8,700	8,298,495
		132,457,313
Colorado — 2.5%
City of Aurora Colorado, COP (AMBAC),
6.00%, 12/01/10 (c)	19,250	20,247,342
Florida — 6.4%
Collier County School Board, COP (AGM),
5.00%, 2/15/23	2,000	2,060,980
County of Broward Florida, RB, Series A,
5.25%, 10/01/34	1,450	1,499,416
County of Duval Florida, COP, Master Lease Program
(AGM), 5.00%, 7/01/33	7,050	7,040,342
County of Miami-Dade Florida, GO, Building Better
Communities Program, Series B-1, 5.75%, 7/01/33	2,400	2,580,144
County of Miami-Dade Florida, RB, Jackson Health
System (AGC), 5.75%, 6/01/39	5,360	5,583,512
County of Miami-Dade Florida, Refunding RB, Miami
International Airport, AMT (AGC), 5.00%, 10/01/40	7,380	7,030,262
Hillsborough County Aviation Authority Florida, RB,
Series A, AMT (AGC), 5.38%, 10/01/33	5,000	5,060,450
Miami-Dade County School Board, COP, Refunding,
Series B (AGC), 5.25%, 5/01/31	2,500	2,592,000
Miami International Airport, Series A, AMT (AGC):
5.50%, 10/01/26	7,000	7,200,060
5.50%, 10/01/27	5,495	5,648,146
Sarasota County Public Hospital District, RB, Sarasota
Memorial Hospital Project, Series A, 5.63%, 7/01/39	500	508,275
South Florida Water Management District, COP (AGC),
5.00%, 10/01/22	3,500	3,727,430
Tampa Bay Water Utility System Florida, RB (AMBAC),
10.40%, 10/01/10 (c)	465	497,387
		51,028,404
Georgia — 4.4%
Gwinnett County Hospital Authority, Refunding
RB, Gwinnett Hospital System, Series D (AGM),
5.50%, 7/01/41	475	477,793
Municipal Electric Authority of Georgia, RB, Series Y
(AMBAC):
6.40%, 1/01/11 (c)	90	95,403
6.40%, 1/01/13 (d)	490	537,849
6.40%, 1/01/13	8,420	9,077,265
Municipal Electric Authority of Georgia, Refunding RB,
Series EE (AMBAC), 7.00%, 1/01/25	20,000	24,961,000
		35,149,310
Illinois — 4.3%
City of Chicago Illinois, ARB, General, 3rd Lien,
Series B-2, AMT (MBIA), 6.00%, 1/01/27	17,690	18,022,749
City of Chicago Illinois, GO, Refunding, Series A (AGM),
5.00%, 1/01/25	5,000	5,253,500
City of Chicago Illinois, RB, Series A (BHAC),
5.50%, 1/01/38	3,000	3,172,860

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 21

Schedule of Investments (continued)

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB, Central DuPage
Health, Series B, 5.50%, 11/01/39	$ 4,200	$ 4,311,972
Illinois State Toll Highway Authority, RB, Series B,
5.50%, 1/01/33	3,125	3,348,188
		34,109,269
Indiana — 0.1%
Indiana Municipal Power Agency, RB, Indiana Municipal
Power Agency, Series B, 5.75%, 1/01/34	700	719,845
Iowa — 0.2%
Iowa Finance Authority, RB, Series A (AGC),
5.63%, 8/15/37	1,600	1,658,224
Louisiana — 0.8%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	6,585	6,753,378
Maryland — 1.9%
Maryland Community Development Administration,
Refunding RB, Residential, Series A, AMT,
5.75%, 9/01/39	9,300	9,749,283
Maryland Health & Higher Educational Facilities Authority,
RB, University of Maryland Medical System, Series B
(MBIA), 7.00%, 7/01/22	4,400	5,096,916
		14,846,199
Massachusetts — 3.5%
Massachusetts HFA, RB (AGM):
Rental Mortgage, Series C, AMT, 5.60%, 1/01/45	4,000	4,014,760
S/F Housing, Series 128, 4.80%, 12/01/27	2,845	2,726,079
S/F Housing, Series 128, 4.88%, 12/01/38	6,800	6,215,404
Massachusetts HFA, Refunding RB, Rental Housing,
Series A, AMT (AGM), 5.15%, 7/01/26	5,000	5,047,750
Massachusetts School Building Authority, RB:
Series A (AGM), 5.00%, 8/15/30	7,000	7,338,240
Massachusetts Water Resources Authority, Refunding RB,
General, Series A (MBIA), 5.00%, 8/01/34	2,800	2,890,832
		28,233,065
Michigan — 2.8%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 6.25%, 7/01/36	675	729,182
Second Lien, Series B (AGM), 7.00%, 7/01/36	350	393,963
Senior Lien, Series A (MBIA), 5.00%, 7/01/30	1,500	1,424,385
System, Second Lien, Series B (MBIA),
5.00%, 7/01/36	5,000	4,480,550
City of Detroit Michigan, Refunding RB, Second Lien,
Series E (BHAC), 5.75%, 7/01/31	4,000	4,282,840
Michigan Strategic Fund, Refunding RB, Detroit
Edison Co. Project, Series A, AMT (Syncora),
5.50%, 6/01/30	11,845	11,340,403
		22,651,323
Minnesota — 1.8%
Delano ISD No. 879 Minnesota, GO, Series A (AGM),
5.88%, 2/01/25	5,860	6,161,321
Sauk Rapids ISD No. 47 Minnesota, GO, Series A (MBIA):
5.65%, 2/01/20	3,735	3,918,015
5.70%, 2/01/21	4,440	4,659,958
		14,739,294
Mississippi — 1.5%
Harrison County Wastewater Management District,
Refunding RB, Wastewater Treatment Facilities,
Series A (FGIC), 8.50%, 2/01/13 (d)	1,320	1,616,485
Mississippi Hospital Equipment & Facilities Authority,
RB, Forrest County General Hospital Project (AGM),
6.00%, 1/01/11 (c)	10,000	10,646,400
		12,262,885

	Par
Municipal Bonds	(000)	Value
Nevada — 1.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing
Arts Center, 6.00%, 4/01/34	$ 1,450	$ 1,592,245
Clark County Water Reclamation District, GO, Series B,
5.75%, 7/01/34	3,125	3,447,156
County of Clark Nevada, RB:
Southwest Gas Corp. Project, Series A, AMT (FGIC),
4.75%, 9/01/36	25	20,411
Southwest Gas Corp. Project, Series D, AMT (MBIA),
5.25%, 3/01/38	2,200	1,933,646
System, Subordinate Lien, Series C (AGM),
5.00%, 7/01/26	2,600	2,675,270
		9,668,728
New Jersey — 7.8%
Cape May County Industrial Pollution Control Financing
Authority, Refunding RB, Atlantic City Electric Co.,
Series A (MBIA), 6.80%, 3/01/21	6,810	8,226,480
Garden State Preservation Trust, RB, Election 2005,
Series A (AGM):
5.80%, 11/01/21	3,125	3,622,156
5.80%, 11/01/22	8,310	9,654,059
5.80%, 11/01/23	4,340	5,042,820
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A
(MBIA), 5.25%, 7/01/33	27,900	27,713,907
New Jersey EDA, Refunding RB, School Facilities
Construction, Series N-1 (MBIA), 5.50%, 9/01/28	1,400	1,562,232
New Jersey State Housing & Mortgage Finance Agency,
RB, Series AA, 6.38%, 10/01/28	1,970	2,172,654
New Jersey Transportation Trust Fund Authority, RB,
Transportation System, Series A, 5.88%, 12/15/38	4,255	4,620,164
		62,614,472
New York — 7.3%
City of New York New York, GO, Series C (Syncora),
5.63%, 3/15/18	5	5,382
City of Niagara Falls New York, GO, Public Improvement
(MBIA), 6.90%, 3/01/24	5	5,005
New York City Municipal Water Finance Authority, RB,
Fiscal 2009, Series A, 5.75%, 6/15/40	700	781,550
New York State Thruway Authority, RB, Series G (AGM),
5.00%, 1/01/32	16,830	17,235,940
New York State Urban Development Corp., RB, State
Personal Income Tax, State Facilities, Series A-1
(MBIA), 5.25%, 3/15/34	9,900	10,211,553
Sales Tax Asset Receivable Corp., RB:
Series A (AMBAC), 5.00%, 10/15/32	15,650	16,255,812
Series A (MBIA), 5.00%, 10/15/20	12,555	13,784,260
		58,279,502
North Carolina — 0.4%
North Carolina HFA, RB, Home Ownership, Series 14A,
AMT (AMBAC), 5.35%, 1/01/22	2,855	2,881,152
North Dakota — 0.3%
North Dakota State HFA, RB, Housing Finance Program,
Series C, AMT (AMBAC), 5.30%, 7/01/22	1,955	1,993,083
Oregon — 1.8%
Oregon State Department of Administrative Services,
COP, Series A (AMBAC), 6.25%, 5/01/10 (c)	8,700	8,957,433
Oregon State Housing & Community Services
Department, RB, S/F Mortgage Program, Series G,
5.50%, 1/01/38	1,355	1,406,571
Port of Portland Oregon, Refunding RB, International
Airport, Series 7-B, AMT (MBIA), 7.10%, 1/01/12 (c)	3,865	4,338,578
		14,702,582

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments (continued)

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 2.0%
City of Philadelphia Pennsylvania, RB, 12th Series B
(MBIA), 7.00%, 5/15/20 (d)	$ 4,985	$ 6,149,496
Pennsylvania Turnpike Commission, RB, CAB,
Sub-Series E, 6.26%, 12/01/38 (b)	5,300	3,295,752
Philadelphia Redevelopment Authority, RB, Neighborhood
Transformation, Series A (MBIA), 5.50%, 4/15/20	3,830	3,934,214
Philadelphia School District, GO, Series E,
6.00%, 9/01/38	2,300	2,458,309
		15,837,771
Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp., RB,
1st Sub-Series A, 6.38%, 8/01/39	7,100	7,661,823
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (MBIA), 5.71%, 8/01/41 (a)	11,000	1,612,380
		9,274,203
Rhode Island — 0.9%
Rhode Island EDC, RB, Series B (FGIC),
6.00%, 7/01/10 (c)	6,815	7,072,062
South Carolina — 0.3%
South Carolina State Public Service Authority, RB,
Santee Cooper, Series A, 5.50%, 1/01/38	2,300	2,493,476
Texas — 10.2%
City of Houston Texas, COP, Series J (AMBAC),
6.25%, 12/15/13	3,500	3,902,430
City of Houston Texas, Refunding RB, Combined,
First Lien, Series A (AGC), 6.00%, 11/15/35	3,650	4,139,356
Dallas-Fort Worth International Airport Facilities
Improvement Corp., RB:
Series A, AMT (MBIA), 5.50%, 11/01/33	2,000	2,007,360
Series A, AMT (MBIA), 6.00%, 11/01/28	25,950	25,967,646
Series B (AGM), 5.25%, 11/01/22	2,490	2,546,598
Lewisville ISD Texas, GO, Refunding, CAB, School
Building (MBIA), 4.67%, 8/15/24 (a)	8,110	4,000,906
Mansfield ISD Texas, GO, School Building (PSF-GTD),
5.00%, 2/15/33	3,000	3,163,290
North Texas Tollway Authority, Refunding RB, CAB, System,
1st Tier Series I (AGC), 6.18%, 1/01/15 (b)	10,000	7,396,200
North Texas Tollway Authority, Refunding RB, First Tier,
Series A, 6.00%, 1/01/28	1,000	1,065,060
North Texas Tollway Authority, Refunding RB, System,
First Tier:
(MBIA), 5.75%, 1/01/40	7,700	7,868,168
Series A (AMBAC), 5.63%, 1/01/33	2,040	2,086,777
Series B (MBIA), 5.75%, 1/01/40	9,870	10,085,561
State of Texas, GO, Water Financial Assistance,
5.75%, 8/01/31	3,000	3,124,200
Texas Department of Housing & Community Affairs, MRB,
Series A (MBIA):
5.45%, 9/01/23	1,985	2,010,289
5.50%, 3/01/26	2,555	2,578,634
		81,942,475
Utah — 1.6%
Utah Transit Authority, RB, Series A (AGM),
5.00%, 6/15/36	4,000	4,193,760
Utah Transit Authority, Refunding RB, CAB,
Sub-Series A (MBIA), 5.29%, 6/15/36 (a)	11,930	2,496,949
Utah Water Finance Agency, RB, Pooled Loan
Financing Program, Series A (AMBAC):
5.75%, 10/01/15	2,515	2,595,505
6.00%, 10/01/20	3,770	3,874,203
		13,160,417
Vermont — 0.1%
Vermont HFA, Refunding RB, Multiple Purpose, Series C,
AMT (AGM), 5.50%, 11/01/38	1,165	1,173,982

	Par
Municipal Bonds	(000)	Value
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care,
Inova Health System, Series A, 5.50%, 5/15/35	$ 600	$ 625,842
Washington — 0.8%
Chelan County Public Utility District No. 1, RB, Chelan
Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37	6,485	6,340,449
Wisconsin — 2.1%
City of Superior Wisconsin, Refunding RB, Midwest
Energy Resources, Series E (MBIA), 6.90%, 8/01/21	9,000	11,358,180
Wisconsin Housing & EDA, Refunding RB:
Series C, AMT, 4.88%, 3/01/36	2,450	2,248,243
Series E, AMT, 5.50%, 9/01/38	3,370	3,459,743
		17,066,166
Total Municipal Bonds — 87.1%		698,274,472
Municipal Bonds Transferred to
Tender Option Bond Trusts (e)
California — 1.3%
Sequoia Union High School District California, GO,
Refunding, Election, Series B (AGM), 5.50%, 7/01/35	10,055	10,404,137
Colorado — 0.2%
Colorado Health Facilities Authority, Refunding RB,
Catholic Healthcare, Series A, 5.50%, 7/01/34	1,580	1,631,499
District of Columbia — 1.2%
Metropolitan Washington Airports Authority, RB, Series B,
AMT (AGM), 5.00%, 10/01/36	10,000	9,697,682
Florida — 3.4%
Broward County School Board Florida, COP, Series A
(AGM), 5.25%, 7/01/33	10,000	10,241,000
City of Tallahassee Florida, RB (MBIA), 5.00%, 10/01/37	10,000	10,095,200
Jacksonville Electric Authority Florida, RB, Sub-Series A,
5.63%, 10/01/32	6,300	6,685,371
		27,021,571
Illinois — 0.6%
City of Chicago Illinois, Refunding RB, Second Lien (AGM),
5.25%, 11/01/33	5,000	5,255,650
Massachusetts — 2.0%
Massachusetts School Building Authority, RB, Series A
(AGM), 5.00%, 8/15/30	15,000	15,724,800
New Jersey — 1.8%
New Jersey State Turnpike Authority, RB, Series C (AGM),
5.00%, 1/01/30	13,500	14,056,605
New York — 2.2%
New York State Dormitory Authority, RB, Education,
Series B, 5.75%, 3/15/36	2,010	2,240,828
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC),
5.25%, 10/15/27	13,931	15,290,000
		17,530,828
Ohio — 0.1%
State of Ohio, RB, Cleveland Clinic Health, Series B,
5.50%, 1/01/34	1,000	1,038,820
Texas — 2.4%
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse
(PSF-GTD), 5.00%, 2/15/32	10,000	10,588,600
Harris County Cultural Education Facilities Finance
Corp., RB, Hospital, Texas Children’s Hospital Project,
5.50%, 10/01/39	8,500	8,672,805
		19,261,405
Wisconsin — 0.3%
Wisconsin Health & Educational Facilities Authority,
Refunding RB, Froedtert & Community Health Inc.,
5.25%, 4/01/39	2,500	2,470,011

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 23

Schedule of Investments (concluded)

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to
Tender Option Bond Trusts (e)		Shares		Value
Washington — 1.3%
State of Washington, GO, Series D (AGM),
5.00%, 1/01/28		10,000 $		10,504,600
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 16.8%				134,597,608
Mutual Funds
BlackRock Insured Municipal Term Trust, Inc. (f)		204,800		2,140,160
Total Mutual Funds — 0.3%				2,140,160
Total Long-Term Investments
(Cost — $819,279,010) — 104.2%				835,012,240
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.19%, (f)(g)		15,933,190		15,933,190
Total Short-Term Securities
(Cost — $15,933,190) — 2.0%				15,933,190
Total Investments (Cost — $835,212,200*) — 106.2%				850,945,430
Other Assets Less Liabilities — 1.7%				13,632,763
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (7.9)%				(63,620,327)
Net Assets — 100.0%			$ 800,957,866
* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost			$ 771,795,571
Gross unrealized appreciation			$ 28,308,435
Gross unrealized depreciation				(12,684,107)
Net unrealized appreciation			$ 15,624,328
(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Security is collateralized by Municipal or U.S. Treasury Obligations.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Purchase		Sale	Realized
Affiliate	Cost	Cost	Loss	Income
BlackRock California
Insured Municipal
2008 Term Trust, Inc	—	—	—	$ 4,056
BlackRock Insured
Municipal 2008
Term Trust, Inc	—	—	—	$ 4,290
BlackRock Insured
Municipal Term
Trust, Inc	—	—	—	$61,014
FFI Institutional
Tax-Exempt Fund	—	$(14,994,241)[1]	—	$26,789
[1] Represents net sale cost.

(g) Represents the current yield as of report date.
•Financial futures contracts purchased as of December 31, 2009 were as follows:
		Expiration	Notional	Unrealized
Contracts	Issue	Date	Value	Appreciation
24	US Treasury Bond	March 2010	$2,760,053	$10,822

•Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayments speeds, loss severities, credit risks and default rates) or other market-corroborated inputs.)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1
Long-Term Investments:
Mutual Funds	$ 2,140,160
Short-Term Securities	15,933,190
Total Level 1	18,073,350
Level 2 — Long-Term Investments[1]	832,872,080
Level 3	—
Total	$ 850,945,430
[1] See above Schedule of Investments for values in each state or political subdivision, excluding security types in Level 1 within the table.
Other Financial
Valuation Inputs	Instruments[2]
Assets
Level 1	$ 10,822
Level 2	—
Level 3	—
Total	$ 10,822
[2] Other financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 0.4%
Courtland IDB Alabama, RB, International Paper Co.
Projects, Series A, 6.25%, 11/01/33	$ 2,530	$ 2,539,690
Jefferson County Public Building Authority, RB (AMBAC),
5.13%, 4/01/21	3,525	2,087,117
Mobile IDB, Refunding RB, International Paper Co.
Project, Series A, AMT, 6.35%, 5/15/16	500	505,405
Selma IDB Alabama, Refunding RB, International
Paper Co. Project, Series A, AMT, 6.70%, 2/01/18	2,500	2,527,050
Tuscaloosa Special Care Facilities Financing Authority,
RB, Capstone Village, Series A, 5.88%, 8/01/36 (a)(b)	3,400	1,047,540
		8,706,802
Arizona — 1.5%
Arizona Health Facilities Authority, RB, Catholic
Healthcare West, Series A, 6.63%, 7/01/20	4,000	4,150,920
Maricopa County & Phoenix IDA, Refunding RB, S/F,
Series A-2 (GNMA), 5.80%, 7/01/40	4,645	4,730,514
Maricopa County IDA Arizona, RB, Arizona Charter
Schools Project, Series A, 6.75%, 7/01/29	3,100	2,116,773
Peoria Improvement District No. 8401 Arizona,
Special Assessment:
No. 8801, 7.30%, 1/01/11	395	411,290
No. 8802, 7.20%, 1/01/10	430	430,000
No. 8802, 7.20%, 1/01/13	510	525,810
Phoenix IDA Arizona, Refunding RB, America West
Airlines Inc. Project, AMT, 6.30%, 4/01/23	3,685	2,449,272
Pima County IDA, IDRB, Tucson Electric Power, Series A,
6.38%, 9/01/29	3,785	3,843,478
Pima County IDA, Refunding RB, Tucson Electric
Power Co., San Juan, Series A, 4.95%, 10/01/20	5,080	5,143,043
Pinal County IDA Arizona, RB, San Manuel Facility
Project, AMT, 6.25%, 6/01/26	500	422,370
Prescott Valley Improvement District Arizona, Special
Assessment Bonds, Sewer Collection System Roadway
Repair, 7.90%, 1/01/12	94	98,822
Tucson IDA, RB, Christian Care Project, Series A (Radian),
6.13%, 7/01/10 (c)	3,515	3,640,310
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	3,000	3,056,400
5.75%, 7/15/24	2,125	2,067,859
		33,086,861
Arkansas — 0.0%
City of Pine Bluff Arkansas, Refunding RB, International
Paper Co. Project, Series A, AMT, 6.70%, 8/01/20	500	505,340
University of Central Arkansas, RB, Housing System
(AGM), 6.50%, 1/01/11 (c)	250	255,000
		760,340
California — 20.1%
California Health Facilities Financing Authority, RB,
Sutter Health, Series A, 6.25%, 8/15/35	2,500	2,530,450
California Health Facilities Financing Authority,
Refunding RB, Catholic Healthcare West:
Series A, 6.00%, 7/01/39	5,305	5,543,141
Series E, 5.63%, 7/01/25	15,000	15,587,100
California Pollution Control Financing Authority, RB,
Waste Management Inc. Project, Series A-2, AMT,
5.40%, 4/01/25	5,230	5,157,983
California Rural Home Mortgage Finance Authority,
Refunding RB, Mortgage-Backed Securities Program,
Series A-2, AMT (GNMA), 7.00%, 9/01/29	30	30,442
California State Public Works Board, RB, Various Capital
Projects, Sub-Series I-1, 6.38%, 11/01/34	7,455	7,560,115
California Statewide Communities Development Authority,
RB, Health Facility, Memorial Health Services, Series A,
6.00%, 10/01/23	9,880	10,253,069

	Par
Municipal Bonds	(000)	Value
California (continued)
California Statewide Communities Development Authority,
Refunding RB, Catholic Healthcare West, Series B,
5.50%, 7/01/30	$ 3,000	$ 3,059,040
Chula Vista Community Facilities District California,
Special Tax Bonds, District No. 06-1, Eastlake-Woods,
Improvement Area A, 6.15%, 9/01/26	3,215	3,181,660
City of Chula Vista California, Refunding RB, San Diego
Gas & Electric, Series A, 5.88%, 2/15/34	4,875	5,333,786
City of Roseville California, Special Tax Bonds, Stoneridge
Community Facilities No. 1, 6.30%, 9/01/11 (c)	2,500	2,786,475
County of Sacramento California, RB, Subordinated and
PFC/Grant, Series C, 6.00%, 7/01/39	12,750	13,642,373
Los Angeles Community College District California, GO,
Election 2003, Series F-1, 5.00%, 8/01/33	25,295	25,717,679
Los Angeles Municipal Improvement Corp., RB, Real
Property, Series E:
6.00%, 9/01/34	2,430	2,496,096
6.00%, 9/01/39	6,000	6,113,940
Metropolitan Water District of Southern California,
Refunding RB:
Series B, 5.00%, 7/01/35	10,000	10,318,900
Series C, 5.00%, 7/01/35	13,375	13,929,394
Modesto Irrigation District, COP, Capital Improvements,
Series A, 6.00%, 10/01/39	9,775	10,483,492
Modesto Irrigation District, COP, Series B,
5.50%, 7/01/35	15,000	15,598,500
Pittsburg Redevelopment Agency, Tax Allocation Bonds,
Refunding, Subordinate, Los Medanos Community
Project, Series A, 6.50%, 9/01/28	10,000	10,896,900
Pittsburg Unified School District, COP, 6.20%, 9/01/34	9,175	9,059,946
Port of Oakland, RB, Series K (MBIA), 5.88%, 11/01/30	2,950	2,913,096
Richmond Joint Powers Financing Authority California,
Refunding LRB, Civic Center Project (AGC),
5.88%, 8/01/37	4,595	4,599,733
Riverside Community College District, GO, Election 2004,
Series C (AGM), 5.00%, 8/01/32	17,500	17,830,925
San Bernardino Community College District California,
GO, Election 2002, Series C (AGM), 5.00%, 8/01/31	10,000	10,224,600
San Diego Community College District California, GO,
Election 2006 (AGM):
5.00%, 5/01/30	20,000	20,468,200
5.00%, 8/01/32	17,000	17,321,470
San Francisco City & County Airports Commission, RB,
Series E:
5.25%, 5/01/32	5,000	4,980,100
6.00%, 5/01/39	24,300	25,665,903
San Francisco City & County Airports Commission,
Refunding RB, Second Series 34E, AMT (AGM),
5.75%, 5/01/21	8,220	8,733,175
San Francisco City & County Public Utilities Commission,
Refunding RB, Series A, 5.13%, 11/01/39	13,000	13,358,020
San Francisco City & County Redevelopment Agency,
Special Tax Bonds, Community Facilities District
No. 6-Mission, Series A:
6.00%, 8/01/21	5,000	5,001,950
6.00%, 8/01/25	2,550	2,547,297
San Francisco Uptown Parking Corp. California, RB,
Union Square (MBIA), 6.00%, 7/01/20	1,075	1,160,022
San Juan Water District, COP, Series A, 6.00%, 2/01/39	10,000	10,951,700
Santa Margarita Water District California, Special
Tax Bonds, Refunding, Facilities District No. 99-1,
6.20%, 9/01/20	2,650	2,694,520
State of California, GO, Various Purpose:
6.50%, 4/01/33	38,000	41,008,080
6.00%, 11/01/39	25,000	25,543,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 25

Schedule of Investments (continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
Tuolumne Wind Project Authority, RB, Tuolumne Co.
Project, Series A, 5.88%, 1/01/29	$ 16,130	$ 17,544,924
University of California, Refunding RB, Series E,
5.00%, 5/15/38	18,210	18,181,592
		430,008,788
Colorado — 1.0%
Colorado Health Facilities Authority, RB, Catholic Health
Initiatives, Series D, 6.25%, 10/01/33	3,520	3,833,632
Colorado Housing & Finance Authority, RB, S/F Program,
Senior Series B-3, 6.55%, 10/01/16	135	140,778
Colorado Housing & Finance Authority, Refunding RB,
S/F Program:
Senior Series A-2, 7.50%, 4/01/31	175	187,561
Senior Series A-2, 7.35%, 10/01/30	70	73,505
Senior Series C-3, (FHA) 6.75%, 10/01/21	320	347,238
Senior Series C-3, (FHA) 7.15%, 10/01/30	70	71,473
Series B-2, 7.10%, 4/01/17	55	56,959
Series B-2, 7.25%, 10/01/31	510	523,510
Series C-2, (FHA), 7.25%, 10/01/31	235	236,501
Elk Valley Public Improvement Corp., RB, Public
Improvement Fee:
Series A, 7.35%, 9/01/31	7,560	6,848,302
Series B, 7.45%, 9/01/31	760	695,620
Plaza Metropolitan District No. 1 Colorado, Tax Allocation
Bonds, Public Improvement Fee, Tax Increment,
8.00%, 12/01/25	7,700	7,536,914
Plaza Metropolitan District No. 1 Colorado, Tax Allocation
Bonds, Subordinate Public Improvement Fee, Tax
Increment, 8.13%, 12/01/25	1,910	1,778,917
		22,330,910
Connecticut — 0.8%
Connecticut Housing Finance Authority, Refunding RB,
Housing Mortgage Finance Program, Series C-1,
6.30%, 11/15/17	960	961,814
Connecticut State Development Authority, RB, Bridgeport,
AMT (AMBAC), 6.15%, 4/01/35	1,250	1,252,087
Connecticut State Health & Educational Facility
Authority, RB, Bridgeport Hospital, Series A (MBIA),
6.63%, 7/01/18	1,000	1,003,890
Connecticut State Health & Educational Facility Authority,
Refunding RB:
Eastern Connecticut Health, Series A (Radian),
6.50%, 7/01/10 (c)	11,350	11,814,669
Eastern Connecticut, Series A (Radian),
6.50%, 7/01/10 (c)	695	723,453
(Radian), 6.63%, 7/01/26	640	640,064
		16,395,977
District of Columbia — 1.2%
District of Columbia, RB, Series A, 5.50%, 12/01/30	17,000	18,908,080
District of Columbia Water & Sewer Authority, RB,
Series A, 5.50%, 10/01/39	6,475	6,928,897
		25,836,977
Florida — 10.9%
Anthem Park Community Development District, Special
Assessment Bonds, 5.80%, 5/01/36 (a)(b)	1,845	1,003,717
Ave Maria Stewardship Community Development District,
Special Assessment Bonds:
BAN, 4.80%, 11/01/12	1,500	1,148,490
Series A, 5.13%, 5/01/38	1,900	1,339,101
City of Port St. Lucie Florida, RB (MBIA),
5.13%, 9/01/36	16,975	17,208,067
County of Broward Florida, Refunding RB, Series O,
5.38%, 10/01/29	4,200	4,316,760

	Par
Municipal Bonds	(000)	Value
Florida (continued)
County of Escambia Florida, RB, International Paper Co.
Projects, Series B, 6.25%, 11/01/33	$ 7,500	$ 7,525,425
County of Lee Florida, RB, Series A, AMT (AGM),
6.00%, 10/01/29	13,000	13,183,560
County of Miami-Dade Florida, GO, Building Better
Communities Program:
Series B, 6.38%, 7/01/28	7,750	8,864,140
Series B-1, 6.00%, 7/01/38	25,000	27,624,500
County of Miami-Dade Florida, Refunding RB, Series C,
6.00%, 10/01/23	20,000	22,690,200
County of Osceola Florida, RB, Series A (MBIA),
5.50%, 10/01/27	925	946,201
Fiddlers Creek Community Development District No. 2,
Special Assessment Bonds (a)(b):
Series A, 6.38%, 5/01/35	6,850	2,734,999
Series B, 5.75%, 5/01/13	555	221,778
Florida Housing Finance Corp., RB, Homeowner
Mortgage, Series 3, AMT (MBIA), 6.35%, 7/01/28	655	678,927
Florida Housing Finance Corp., Refunding RB,
Homeowner Mortgage, Series 1, AMT:
(AGM), 6.25%, 7/01/22	320	333,568
(GNMA), 6.00%, 7/01/39	4,760	4,973,010
Greater Orlando Aviation Authority Florida, RB, Special
Purpose, JetBlue Airways Corp., AMT, 6.38%, 11/15/26	1,000	883,630
Harbor Bay Community Development District Florida,
Special Assessment Bonds, Series A, 7.00%, 5/01/33	935	939,647
Highland Meadows Community Development District,
Special Assessment Bonds, Special Assessment,
Series A, 5.50%, 5/01/36 (a)(b)	1,090	457,179
Hillsborough County IDA, RB, National Gypsum Co.,
Series A, AMT 7.13%, 4/01/30	13,750	9,481,725
Jacksonville Economic Development Commission, RB,
Mayo Clinic:
Series A, 5.50%, 11/15/36	1,000	1,014,230
Series A (MBIA), 5.50%, 11/15/36	1,000	1,014,230
Series B, 5.50%, 11/15/36	2,000	2,028,460
Jacksonville Electric Authority Florida, RB, Scherer 4
Project, Series A, 6.00%, 10/01/37	8,225	8,921,740
Jacksonville Port Authority, RB, AMT (AGC),
6.00%, 11/01/38	7,795	7,934,063
Lee County Housing Finance Authority, RB, Multi-County
Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	860	932,326
Lexington Oaks Community District, Special Assessment
Bonds, Series A, 6.70%, 5/01/33	1,075	1,096,984
Manatee County Housing Finance Authority, RB, Series A,
AMT (GNMA), 5.90%, 9/01/40	700	724,332
Miami-Dade County Educational Facilities Authority
Florida, Refunding RB, University of Miami,
Series B (AMBAC):
5.25%, 4/01/27	14,590	15,406,019
5.25%, 4/01/29	7,220	7,522,879
Miami-Dade County IDA, RB, Waste Management Inc.
Project, Series 1, AMT, 7.00%, 12/01/18	2,000	2,052,660
New River Community Development District, Special
Assessment Bonds, Series B, 5.00%, 5/01/13 (a)(b)	1,000	419,700
Orange County Health Facilities Authority, RB,
The Nemours Foundation Project, Series A,
5.00%, 1/01/39	10,000	10,007,200
Orange County School Board, COP, Series A (AGC),
5.50%, 8/01/34	11,100	11,578,965
Orlando Urban Community Development District Florida,
Special Assessment Bonds, Capital Improvement,
Series A, 6.95%, 5/01/11 (c)	930	1,000,764
Panther Trace II Community Development District,
Special Assessment Bonds, Special Assessment:
5.13%, 11/01/13	9,425	6,616,821
Series A, 5.60%, 5/01/35	4,800	3,383,136

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments (continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Park Place Community Development District Florida,
Special Assessment Bonds, 6.75%, 5/01/10 (c)	$ 1,400	$ 1,452,458
St. Lucie West Services District, Refunding RB,
Senior Lien (MBIA), 6.00%, 10/01/22	2,000	2,092,020
Santa Rosa County School Board, COP, Refunding,
Series 2 (MBIA), 5.25%, 2/01/26	2,000	2,091,960
Sarasota County Public Hospital District, RB, Sarasota
Memorial Hospital Project, Series A, 5.63%, 7/01/39	14,245	14,480,755
Sterling Hill Community Development District,
Special Assessment Bonds, Refunding, Series B,
5.50%, 11/01/10	170	158,751
Tern Bay Community Development District, Special
Assessment Bonds, Refunding, Series B,
5.00%, 5/01/15 (a)(b)	1,190	356,786
Volusia County IDA, RB, Student Housing, Stetson
University Project, Series A (CIFG), 5.00%, 6/01/35	1,000	838,460
Watergrass Community Development District, Special
Assessment Bonds, Series B:
4.88%, 11/01/10	2,470	1,912,447
5.13%, 11/01/14	1,000	555,750
		232,148,520
Georgia — 1.0%
Fulton County Residential Care Facilities for the Elderly
Authority, Refunding RB, Canterbury Court Project,
Series A, 6.00%, 2/15/22	2,250	2,027,137
Municipal Electric Authority of Georgia, Refunding RB,
Project One, Sub-Series D, 6.00%, 1/01/23	10,000	11,245,200
Richmond County Development Authority, RB, Recovery
Zone Facility, International Paper Co., Series B,
6.25%, 11/01/33	3,625	3,638,884
Rockdale County Development Authority, RB, Visy Paper
Project, Series A, AMT, 6.13%, 1/01/34	5,000	4,010,950
		20,922,171
Guam — 0.2%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	4,735	4,853,044
Illinois — 6.4%
Bolingbrook Special Service Area No. 1, Special Tax
Bonds, Forest City Project, 5.90%, 3/01/27	1,000	763,560
Chicago Transit Authority, RB, Federal Transit
Administration Section 5309, Series A (AGC),
6.00%, 6/01/26	12,425	14,053,793
City of Chicago Illinois, ARB, General, 3rd Lien,
Series B-2, AMT (Syncora), 6.00%, 1/01/29	20,000	20,585,800
City of Chicago Illinois, RB, Series A, AMT (GNMA),
7.15%, 9/01/31	215	220,751
City of Chicago Illinois, Special Assessment Bonds,
Lake Shore East, 6.75%, 12/01/32	2,000	1,808,640
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D,
6.50%, 11/01/38 (d)	5,700	6,282,654
Community Rehabilitation Providers Facilities,
Series A, 6.50%, 7/01/22	3,140	3,193,725
Roosevelt University Project, 6.50%, 4/01/39	5,000	4,991,550
Rush University Medical Center Obligation Group,
Series A, 7.25%, 11/01/30	6,900	7,828,188
Rush University Medical Center Obligation Group,
Series B, 7.25%, 11/01/30	5,280	5,990,265
University of Chicago, Series B, 6.25%, 7/01/38	20,000	22,645,800
Illinois Finance Authority, Refunding RB, Friendship
Village Schaumburg, Series A:
5.63%, 2/15/37	875	697,699
6.00%, 8/15/39	9,200	9,968,476

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB, OSF Healthcare
System, Series A:
7.00%, 11/15/27	$ 3,335	$ 3,525,595
7.13%, 11/15/35	1,725	1,807,990
State of Illinois, GO, First Series (MBIA):
5.75%, 12/01/15	8,890	9,258,402
5.75%, 12/01/16	3,745	3,896,673
5.75%, 12/01/17	4,000	4,162,000
State of Illinois, RB, 6.00%, 6/15/20	3,000	3,062,700
Town of Cicero Illinois, GO, Refunding, Corporate Purpose
(MBIA), 6.00%, 12/01/28	1,450	1,471,359
Village of Hodgkins Illinois, RB, MBM Project, AMT,
6.00%, 11/01/23	10,000	10,004,000
Village of Wheeling Illinois, Tax Allocation Bonds, North
Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,540	1,351,673
		137,571,293
Indiana — 3.0%
Indiana Finance Authority, RB, Trinity Health, Series A,
5.63%, 12/01/38	10,000	10,380,500
Indiana Finance Authority, Refunding RB, Duke Energy
Indiana Project, Series B, 6.00%, 8/01/39	8,335	9,015,886
Indiana Municipal Power Agency, RB, Indiana Municipal
Power Agency, Series B, 6.00%, 1/01/39	10,500	11,229,960
Indianapolis Local Public Improvement Bond Bank,
Refunding RB, Waterworks Project, Series A (AGC),
5.50%, 1/01/38	30,125	32,565,727
		63,192,073
Kansas — 0.2%
City of Wichita Kansas, Refunding RB, Facilities, Series III,
6.25%, 11/15/19	2,500	2,603,750
Sedgwick & Shawnee Counties Kansas, RB,
Mortgage-Backed Securities, Series A1, AMT (GNMA),
6.95%, 6/01/29	870	939,522
		3,543,272
Louisiana — 0.1%
Louisiana HFA, RB, S/F, Series D-2 (GNMA),
5.80%, 6/01/20	220	228,633
Rapides Finance Authority Louisiana, RB, International
Paper Co. Project, Series A, AMT, 6.55%, 11/15/23	2,000	2,014,140
		2,242,773
Maryland — 0.1%
Maryland Community Development Administration RB:
Housing Series B, AMT, 6.15%, 1/01/21	1,000	1,001,150
Waters Landing II Apartments, Series A, AMT,
5.88%, 8/01/33	1,000	1,023,650
		2,024,800
Massachusetts — 1.7%
Massachusetts Educational Financing Authority,
Refunding RB, Issue E, AMT (AMBAC), 5.85%, 7/01/14	30	30,061
Massachusetts HFA, RB, Series B, 7.00%, 12/01/38	5,000	5,541,300
Massachusetts Health & Educational Facilities Authority,
RB (AMBAC), 6.55%, 6/23/22	6,350	6,469,570
Massachusetts Health & Educational Facilities Authority,
Refunding RB, Partners Healthcare, Series J1,
5.00%, 7/01/39 (d)	22,980	22,874,522
Montachusett Regional Vocational Technical
School District Massachusetts, GO (MBIA),
5.95%, 1/15/20 (c)	1,600	1,619,472
		36,534,925

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 27

Schedule of Investments (continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan — 3.2%
County of Wayne Michigan, GO, Building Improvement,
Series A, 6.75%, 11/01/39	$ 2,190	$ 2,287,981
Dickinson County EDC Michigan, Refunding RB,
International Paper Co. Project, Series A,
5.75%, 6/01/16	500	504,485
Eastern Michigan University, Refunding RB, General
(AMBAC), 6.00%, 6/01/24	415	425,234
Flint Hospital Building Authority Michigan, Refunding RB,
Hurley Medical Center, 6.00%, 7/01/20	2,825	2,605,554
Michigan State Building Authority, Refunding RB,
Facilities Program, Series I:
6.00%, 10/15/38	10,875	11,576,220
6.25%, 10/15/38	6,250	6,762,625
Michigan State Hospital Finance Authority, Refunding RB,
Hospital, Henry Ford Health, 5.75%, 11/15/39	10,295	10,008,181
Michigan Strategic Fund, Refunding RB, Detroit Edison,
Series ET-2, 5.50%, 8/01/29	6,000	6,398,880
Royal Oak Hospital Finance Authority Michigan,
Refunding RB, William Beaumont Hospital:
8.25%, 9/01/39	15,195	17,633,494
Series W, 6.00%, 8/01/39	4,335	4,293,254
State of Michigan, RB, GAN (AGM), 5.25%, 9/15/24	5,000	5,332,050
		67,827,958
Minnesota — 0.6%
City of Eden Prairie Minnesota, RB, Rolling Hills Project,
Series A (GNMA), 6.15%, 8/20/31	1,000	1,064,560
City of Minneapolis Minnesota, Refunding RB, Fairview
Health Services, Series A, 6.75%, 11/15/32	4,800	5,333,856
City of St. Cloud Minnesota, Refunding RB, St. Cloud
Hospital Obligation Group, Series A (AGM),
6.25%, 5/01/20	1,000	1,015,500
City of Waconia Minnesota, RB, Ridgeview Medical
Center Project, Series A (Radian), 6.13%, 1/01/29 (c)	1,500	1,500,000
Minneapolis-St. Paul Metropolitan Airports
Commission, RB, Sub-Series D, AMT (MBIA):
5.75%, 1/01/12	470	488,029
5.75%, 1/01/14	470	485,515
5.75%, 1/01/15	2,060	2,102,910
Ramsey County Housing & Redevelopment Authority
Minnesota, RB, Hanover Townhouses Project, AMT,
6.00%, 7/01/31	1,110	1,119,946
		13,110,316
Mississippi — 0.2%
County of Warren Mississippi, Refunding RB, International
Paper Co. Project, Series B, AMT, 6.75%, 8/01/21	1,700	1,717,850
Mississippi Business Finance Corp., RB, Waste
Management Inc. Project, AMT, 6.88%, 3/01/29	1,500	1,509,465
		3,227,315
Missouri — 0.1%
City of Fenton Missouri, Tax Allocation Bonds, Refunding,
Gravois Bluffs Redevelopment Project, 5.00%, 4/01/14	1,000	1,064,520
Kansas City IDA Missouri, RB, First Mortgage, Bishop
Spencer, Series A, 6.50%, 1/01/35	1,500	1,269,645
		2,334,165
Multi-State — 0.1%
MuniMae TE Bond Subsidiary LLC, 7.50%, 6/30/49 (e)(f)	1,974	1,830,701
Nevada — 2.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing
Arts Center, 6.00%, 4/01/34	10,000	10,981,000
City of Reno Nevada, Special Assessment Bonds,
Somerset Parkway, 6.63%, 12/01/22	1,770	1,607,797

	Par
Municipal Bonds	(000)	Value
Nevada (concluded)
Clark County Water Reclamation District, GO, Series B,
5.75%, 7/01/38	$ 26,000	$ 28,553,200
County of Clark Nevada, Special Assessment Bonds,
Special Improvement District No. 142, Local
Improvement, 6.38%, 8/01/23	1,480	1,373,973
Nevada Housing Division, RB, Multi-Unit Housing,
Series A, AMT (FHLMC), 6.30%, 4/01/32	4,950	4,960,692
Sparks Redevelopment Agency Nevada, Tax Allocation
Bonds, Refunding, Series A (Radian):
6.00%, 1/15/15	3,110	3,127,727
6.00%, 1/15/23	6,315	6,292,203
		56,896,592
New Hampshire — 0.2%
New Hampshire Business Finance Authority,
Refunding RB, Public Service Co. of New Hampshire
Project, Series C (MBIA), 5.45%, 5/01/21	2,000	2,038,240
New Hampshire Health & Education Facilities
Authority, Refunding RB, Elliot Hospital, Series B,
5.60%, 10/01/22	1,655	1,677,144
		3,715,384
New Jersey — 1.8%
City of Jersey City New Jersey, GO, Refunding,
5.40%, 6/25/10	13,790	13,884,123
New Jersey EDA, RB, Cedar Crest Village Inc. Facility,
Series A, 7.25%, 11/15/11 (c)	3,300	3,731,211
New Jersey Educational Facilities Authority, Refunding RB,
University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	1,870	2,123,310
7.50%, 12/01/32	7,200	8,128,224
New Jersey Health Care Facilities Financing Authority,
RB, Hospital Asset Transformation Program, Series A,
5.25%, 10/01/38	5,800	5,909,504
New Jersey State Housing & Mortgage Finance Agency,
Refunding RB, Series B (AGM), 6.25%, 11/01/26	640	641,382
New Jersey State Turnpike Authority, Refunding RB,
Series A (MBIA), 5.75%, 1/01/10 (c)	2,975	2,984,817
		37,402,571
New Mexico — 0.1%
County of Santa Fe New Mexico, RB (AGM),
6.00%, 2/01/27	250	288,280
New Mexico Mortgage Finance Authority, RB, S/F Mortgage
Program, Series D (FNMA), 6.15%, 7/01/35	1,970	2,070,884
		2,359,164
New York — 6.2%
City of New York New York, GO:
Series B (MBIA), 5.88%, 8/01/15	1,300	1,351,012
Series E-1, 6.25%, 10/15/28	7,600	8,843,892
City of New York New York, GO, Refunding, Series A:
6.00%, 5/15/10 (c)	6,540	6,744,637
(Syncora), 6.00%, 5/15/21	60	61,027
Long Island Power Authority, Refunding RB, General,
Series A, 6.00%, 5/01/33	40,800	46,016,280
Metropolitan Transportation Authority, RB, Series 2008C,
6.50%, 11/15/28	17,420	19,944,332
New York City Housing Development Corp., RB, Series M:
6.50%, 11/01/28	4,300	4,775,795
6.88%, 11/01/38	5,700	6,336,804
New York City Industrial Development Agency, RB:
British Airways Plc Project, AMT, 7.63%, 12/01/32	3,500	3,189,550
Special Needs Facilities Pooled Program, Series C-1,
6.00%, 7/01/12	1,945	1,923,761
New York City Transitional Finance Authority, RB,
Fiscal 2009, Series S-2, 5.50%, 7/15/27	2,800	3,086,328

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments (continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
New York State Dormitory Authority, Refunding RB,
Series A:
Mount Sinai Health 6.50%, 7/01/16	$ 2,410	$ 2,468,611
Mount Sinai Health 6.50%, 7/01/25	1,680	1,710,610
State University Educational Facilities,
7.50%, 5/15/13	3,000	3,534,510
Oneida County Industrial Development Agency New York,
RB, Civic Facility, Faxton Hospital, Series C (Radian),
6.63%, 1/01/15	2,285	2,312,923
Trust for Cultural Resources, RB, Carnegie Hall, Series A,
5.00%, 12/01/39	10,000	10,148,000
Westchester County Industrial Development Agency
New York, RB:
Mortgage, Kendal on Hudson Project, Series A,
6.50%, 1/01/13 (c)	8,095	9,321,797
Special Needs Facilities Pooled Program, Series E-1,
6.00%, 7/01/12	435	430,250
		132,200,119
North Carolina — 1.8%
Columbus County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, International
Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,010,170
North Carolina Eastern Municipal Power Agency, RB,
Series D (c):
6.75%, 1/01/10	4,000	4,040,000
(ACA), 6.70%, 1/01/10	4,440	4,484,400
North Carolina HFA, RB, Homeownership Ownership,
Series 9A, AMT, 5.80%, 1/01/20	3,275	3,403,511
North Carolina Medical Care Commission, RB,
1st Mortgage (c):
Forest at Duke Project, 6.38%, 9/01/12	1,000	1,134,550
Givens Estates Project, Series A, 6.50%, 7/01/13	2,500	2,970,125
Presbyterian Homes Project, 6.88%, 10/01/10	2,500	2,647,100
North Carolina Municipal Power Agency No. 1 Catawba,
Refunding RB, Series B (c):
6.38%, 1/01/10	500	505,000
6.50%, 1/01/10	12,000	12,120,000
(ACA) 6.38%, 1/01/10	1,080	1,090,800
(ACA) 6.50%, 1/01/10	2,500	2,525,000
		37,930,656
Ohio — 0.8%
Ohio Air Quality Development Authority, RB, Ohio Power,
AMT, 7.13%, 6/01/41	7,000	7,163,870
Ohio HFA, Refunding RB, Residential Mortgage Backed,
Series C, AMT (GNMA), 5.90%, 9/01/35	935	961,180
Ohio State Water Development Authority, Refunding RB,
FirstEnergy, Series A, 5.88%, 6/01/33	8,300	8,950,222
		17,075,272
Oregon — 0.0%
City of Portland Oregon, HRB, Lovejoy Station Apartments
Project, AMT (MBIA), 5.90%, 7/01/23	500	502,735
Oregon State Housing & Community Services
Department, Refunding RB, S/F Mortgage Program,
Series A:
6.40%, 7/01/18	15	15,026
AMT, 6.20%, 7/01/27	15	15,013
		532,774
Pennsylvania — 3.8%
Cumberland County Municipal Authority, RB, Diakon
Lutheran, 6.38%, 1/01/39	5,000	4,861,750
Dauphin County General Authority, Refunding RB,
Pinnacle Health System Project, Series A,
6.00%, 6/01/36	2,415	2,463,565

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Delaware County IDA Pennsylvania, Refunding RB,
Resource Recovery Facility, Series A, 6.10%, 7/01/13	$ 6,755	$ 6,756,553
Lancaster County Hospital Authority, RB, Brethren
Village Project, Series A:
6.25%, 7/01/26	1,160	1,111,698
6.50%, 7/01/40	1,000	925,560
Pennsylvania Economic Development Financing
Authority, RB:
Allegheny Energy Supply Co., 7.00%, 7/15/39	10,000	10,782,000
American Water Co. Project, 6.20%, 4/01/39	2,475	2,649,042
Pennsylvania HFA, Refunding RB:
S/F Mortgage, Series 62A, 5.45%, 10/01/29	3,000	3,003,270
Series 105C, 4.88%, 10/01/34	10,000	9,977,900
Philadelphia Authority for Industrial Development, RB,
Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,262,660
Philadelphia Redevelopment Authority, RB, Neighborhood
Transformation, Series A (MBIA), 5.30%, 4/15/26	36,210	36,767,634
Sayre Health Care Facilities Authority, Refunding RB,
Guthrie Health, Series A, 5.88%, 12/01/31	1,085	1,101,015
		81,662,647
Puerto Rico — 2.0%
Commonwealth of Puerto Rico, GO, Refunding, Public
improvement, Series B, 6.50%, 7/01/37	16,925	17,580,675
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority, RB, Hospital De La Concepcion, Series A,
6.13%, 11/15/25	4,000	4,132,240
Puerto Rico Sales Tax Financing Corp., RB,
1st Sub-Series A, 6.50%, 8/01/44	20,000	21,519,400
		43,232,315
Rhode Island — 0.9%
Rhode Island EDC, RB, Senior Note Obligation,
Providence Place Mall (Radian), 6.13%, 7/01/20	1,000	979,210
Rhode Island Health & Educational Building Corp., RB,
Hospital Financing, LifeSpan Obligation, Series A
(AGC), 7.00%, 5/15/39	6,250	7,033,250
Rhode Island Health & Educational Building Corp.,
Refunding RB, Public Schools Financing Program,
Series E (AGC), 6.00%, 5/15/29	11,070	12,001,651
		20,014,111
South Carolina — 1.2%
Medical University Hospital Authority, Refunding RB,
Series A (c):
6.38%, 8/15/12	5,400	6,163,074
6.50%, 8/15/12	2,450	2,804,123
South Carolina State Ports Authority, RB, AMT (AGM),
5.30%, 7/01/26	16,885	16,936,162
		25,903,359
Tennessee — 0.9%
Chattanooga IDB Tennessee, RB (AMBAC):
5.75%, 10/01/17	4,485	4,613,181
5.75%, 10/01/18	3,740	3,836,567
Memphis-Shelby County Airport Authority, RB, Series D,
AMT (AMBAC), 6.00%, 3/01/24	2,000	2,023,500
Shelby County Health Educational & Housing
Facilities Board, Refunding RB, Methodist Health,
6.50%, 9/01/12 (c)	7,300	8,349,594
		18,822,842
Texas — 10.4%
Austin Texas Convention Enterprises Inc., RB, First Tier,
Series A (c):
6.60%, 1/01/11	5,300	5,628,706
6.70%, 1/01/11	2,300	2,444,946

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 29

Schedule of Investments (continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Bexar County Health Facilities Development Corp. Texas,
Refunding RB, Army Retirement Residence Project,
6.30%, 7/01/12 (c)	$ 1,750	$ 1,980,090
Brazos River Authority, Refunding RB, TXU Electric Co.
Project, Series C, AMT, 5.75%, 5/01/36	21,000	19,217,310
Brazos River Harbor Navigation District, Refunding RB,
Dow Chemical Co. Project:
Series A1, AMT, 6.25%, 5/15/33	10,000	10,378,700
Series A7, AMT, 6.63%, 5/15/33	3,700	3,715,096
Central Texas Housing Finance Corp., RB, AMT (GNMA),
8.20%, 6/28/17	105	109,575
City of Houston Texas, RB, Special Facilities, Continental
Airlines, Series E, AMT, 7.00%, 7/01/29	6,000	5,742,420
City of Houston Texas, Refunding RB, Combined,
First Lien, Series A (AGC), 6.00%, 11/15/35	23,900	27,104,273
City of Webster Texas, GO, Series A (AGM):
6.00%, 3/01/10 (c)	1,500	1,514,310
6.00%, 3/01/21	805	811,521
County of Montgomery Texas, GO, Series 08-B,
5.13%, 3/01/31	5,000	5,270,750
Dallas-Fort Worth International Airport Facilities
Improvement Corp., RB, Series A, AMT (MBIA),
6.00%, 11/01/24	30,000	30,027,000
Dallas-Fort Worth International Airport Facilities
Improvement Corp., Refunding RB, American
Airlines Inc. Project, AMT, 5.50%, 11/01/30	5,000	3,130,250
Gregg County Health Facilities Development Corp. Texas,
RB, Good Shepherd Medical Center Project (Radian) (c):
6.38%, 10/01/10	3,500	3,681,440
6.88%, 10/01/10	1,000	1,055,530
Gulf Coast Waste Disposal Authority, Refunding RB,
Series A, AMT, 6.10%, 8/01/24	4,000	3,916,680
Harris County Cultural Education Facilities Finance Corp.,
Refunding RB, St. Luke’s, 5.63%, 2/15/25	10,000	10,512,600
Harris County Health Facilities Development Corp.,
Refunding RB, Memorial Hermann Healthcare
System, B, 7.25%, 12/01/35	3,900	4,372,758
Kerrville Health Facilities Development Corp., RB, Sid
Peterson Memorial Hospital Project, 5.25%, 8/15/21	4,000	3,887,960
La Vernia Higher Education Finance Corp., RB, KIPP Inc.,
6.25%, 8/15/39	1,000	997,230
Matagorda County Navigation District No. 1 Texas,
Refunding RB, Central Power & Light Co. Project,
Series A, 6.30%, 11/01/29	7,300	7,863,925
North Texas Tollway Authority, RB, Toll, 2nd Tier, Series F,
6.13%, 1/01/31	40,000	41,865,200
Port of Bay City Authority Texas, RB, Hoechst Celanese
Corp. Project, AMT, 6.50%, 5/01/26	7,350	7,216,671
Southeast Texas Housing Finance Corp., RB, Series B,
AMT (GNMA), 8.50%, 11/01/25	30	30,590
Tarrant County Cultural Education Facilities Finance
Corp., Refunding RB, Northwest Senior Housing,
Edgemere Project, Series A:
6.00%, 11/15/26	2,200	2,037,178
6.00%, 11/15/36	3,000	2,593,410
Texas Private Activity Bond Surface Transportation Corp.,
RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	12,000	12,390,360
Texas State Public Finance Authority, RB, General
Services Commission Project, Series A (AGM),
6.00%, 2/01/10 (c)	2,100	2,110,017
		221,606,496
Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services Inc.,
5.00%, 8/15/41	13,250	13,062,778

	Par
Municipal Bonds	(000)	Value
Virginia — 0.3%
Fairfax County EDA, Refunding RB, Goodwin House Inc.,
5.13%, 10/01/37	$ 3,240	$ 2,858,814
King George County IDA Virginia, RB, Waste Management
Inc. Project, Series A, AMT, 6.00%, 6/01/23	2,700	2,726,919
		5,585,733
Washington — 0.8%
Seattle Housing Authority Washington, RB:
Housing, Replacement Housing Projects,
6.13%, 12/01/32	4,445	3,966,807
Newholly Project, AMT, 6.25%, 12/01/35	2,750	2,242,240
Washington Health Care Facilities Authority,
Refunding RB, Catholic Health Initiatives, Series D,
6.38%, 10/01/36	10,000	10,853,200
		17,062,247
Wisconsin — 2.2%
State of Wisconsin, Refunding RB, Series A,
6.00%, 5/01/36	21,000	23,208,990
Wisconsin Health & Educational Facilities Authority, RB,
SynergyHealth Inc., 6.00%, 11/15/23	5,240	5,430,526
Wisconsin Health & Educational Facilities Authority,
Refunding RB, Froedtert & Community Health Inc.,
5.25%, 4/01/39	18,565	18,344,633
Wisconsin Housing & EDA, RB, Series C, AMT,
6.00%, 9/01/36	630	663,415
		47,647,564
Wyoming — 0.5%
County of Sweetwater Wyoming, Refunding RB, Idaho
Power Co. Project, 5.25%, 7/15/26	10,000	10,301,600
Total Municipal Bonds — 90.0%		1,921,504,205
Municipal Bonds Transferred to
Tender Option Bond Trusts (g)
California — 0.4%
Bay Area Toll Authority, Refunding RB, San Francisco
Bay Area, Series F-1, 5.63%, 4/01/44	7,651	8,095,445
District of Columbia — 0.4%
District of Columbia Water & Sewer Authority, RB,
Series A, 6.00%, 10/01/35	7,631	8,544,636
Florida — 0.7%
Jacksonville Electric Authority Florida, RB, Sub-Series A,
5.63%, 10/01/32	10,530	11,174,120
South Broward Hospital District, RB, Hospital (MBIA),
5.63%, 5/01/12 (c)	4,640	5,171,744
		16,345,864
New York — 2.2%
New York State Dormitory Authority, RB, Education,
Series B, 5.75%, 3/15/36	13,890	15,485,128
New York State Environmental Facilities Corp.,
Refunding RB, Revolving Funds, New York City
Municipal Water Project, Series K, 5.00%, 6/15/2028	30,000	30,814,500
		46,299,628
Ohio — 1.0%
County of Montgomery Ohio, Refunding RB, Catholic
Healthcare, Series A, 5.50%, 5/01/34	21,850	22,638,785
Pennsylvania — 0.9%
Pennsylvania HFA, Refunding RB, Series 105C,
5.00%, 10/01/39	19,470	19,597,529

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments (concluded)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (g)	(000)	Value
Texas — 1.0%
City of Houston Texas, Refunding RB, Combined,
First Lien, Series A (MBIA), 5.13%, 5/15/28	$ 20,000	$ 20,666,400
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 6.6%		142,188,287
Total Long-Term Investments
(Cost — $2,014,309,472) — 96.6%		2,063,692,492
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.23% (h)(i)	57,025,662	57,025,662
	Par
	(000)
Michigan State HDA, Refunding RB, VRDN, Series B,
AMT, 4.25%, 1/07/10 (j)	72,500	72,500,000
Total Short-Term Securities
(Cost — $129,525,662) — 6.1%		129,525,662
Total Investments (Cost — $2,143,835,134*) — 102.7%		2,193,218,154
Other Assets Less Liabilities — 0.6%		12,833,588
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (3.3)%		(70,182,288)
Net Assets — 100.0%		$2,135,869,454
* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost		$2,073,709,944
Gross unrealized appreciation		$ 81,110,499
Gross unrealized depreciation		(31,749,899)
Net unrealized appreciation		$ 49,360,600
(a) Issuer filed for bankruptcy and/or is in default of interest payments.
(b) Non-income producing security.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) When-issued security. Unsettled when-issued security transactions were as follows:
		Unrealized
Counterparty	Value	Appreciation
CitiGroup Global Markets, Inc.	$12,354,655	$801,814
Goldman Sachs & Co.	$ 4,977,050	$ 31,779
JPMorgan Chase	$11,377,537	$ 72,647
MuniCenter	$ 447,934	$ 2,860
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity and is subject to mandatory redemption.
(g) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net		Sale	Realized
Affiliate	Purchase Cost			Cost	Gain (Loss)	Income
BlackRock Insured
Municipal 2008
Term Trust, Inc.		—		—	—	$ 3,313
FFI Institutional
Tax-Exempt Fund		—	$(27,629,177)[1]		—	$111,144
[1] Represents net sale cost.
(i) Represents current yield as of report date.
(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate shown is as of report date and maturity is the date the principal owed can be recovered through demand.
•Financial futures contracts purchased as of December 31, 2009 were as follows:
			Expiration	Notional		Unrealized
Contracts	Issue		Date	Value		Appreciation
92	10-Year U.S.
	Treasury Bond		March 2010	$10,580,203		$41,485

•Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 57,025,662
Level 2
Long-Term Investments[1]	2,063,692,492
Short-Term Securities	72,500,000
Total Level 2	2,136,192,492
Level 3	—
Total	$2,193,218,154
[1] See above Schedule of Investments for values in each state or political subdivision.
Other Financial
Valuation Inputs	Instruments[2]
Assets
Level 1	$ 41,485
Level 2	—
Level 3	—
Total	$ 41,485
[2] Other financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 31

Schedule of Investments December 31, 2009 (Unaudited)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 1.7%
County of Jefferson Alabama, RB, Series A:
5.00%, 1/01/10	$ 180	$ 180,000
5.25%, 1/01/17	1,000	889,330
5.25%, 1/01/20	500	430,790
4.75%, 1/01/25	260	205,015
Tuscaloosa Special Care Facilities Financing Authority,
RB, Capstone Village, Series A, 5.88%, 8/01/36 (a)(b)	500	154,050
		1,859,185
Arizona — 4.8%
Maricopa County IDA Arizona, RB, Arizona Charter
Schools Project, Series A:
6.63%, 7/01/20	250	191,078
6.75%, 7/01/29	300	204,849
Maricopa County IDA Arizona, RB, Sun King Apartments
Project, Series A, 6.75%, 5/01/31	185	142,862
Phoenix IDA Arizona, Refunding RB, America West
Airlines Inc. Project, AMT, 6.30%, 4/01/23	1,000	664,660
Pima County IDA, IDRB, Tucson Electric Power, Series A,
6.38%, 9/01/29	780	792,051
Pima County IDA, RB, American Charter Schools
Foundation, Series A, 5.63%, 7/01/38	685	518,059
Pima County IDA, Refunding RB:
Arizona Charter Schools Project, Series O,
5.25%, 7/01/31	285	213,630
Tucson Electric Power Co., San Juan, Series A,
4.95%, 10/01/20	320	323,971
Queen Creek Improvement District No. 1, Special
Assessment Bonds, 5.00%, 1/01/32	500	441,030
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	750	664,875
5.00%, 12/01/37	1,045	889,243
University Medical Center Corp. Arizona, RB,
6.25%, 7/01/29	180	192,082
		5,238,390
California — 10.4%
California Health Facilities Financing Authority, RB,
Cedars-Sinai Medical Center:
5.00%, 8/15/34	1,000	929,110
5.00%, 8/15/39	350	323,099
California Health Facilities Financing Authority,
Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	265	276,896
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,036,270
California Pollution Control Financing Authority, RB,
Waste Management Inc. Project, Series C, AMT,
5.13%, 11/01/23	750	727,890
California Pollution Control Financing Authority,
Refunding RB, Waste Management Inc. Project,
Series B, 5.00%, 7/01/27	1,000	951,490
California Statewide Communities Development
Authority, RB, John Muir Health, 5.13%, 7/01/39	425	408,455
California Statewide Communities Development
Authority, Refunding RB, Senior Living, Southern
California, 6.63%, 11/15/24	650	678,892
City of Chula Vista California, Refunding RB, San Diego
Gas & Electric, Series A, 5.88%, 2/15/34	500	547,055
City of Roseville California, Special Tax Bonds,
Fiddyment Ranch Community Facilities District No. 1,
5.25%, 9/01/36	465	347,588
Lammersville School District Community Facilities
District, Special Tax Bonds, District No. 2002,
Mountain House, 5.13%, 9/01/35	500	375,555

	Par
Municipal Bonds	(000)	Value
California (concluded)
Oakland Unified School District Alameda County
California, GO, Election 2006, Series A,
6.13%, 8/01/29	$ 1,000	$ 1,051,340
State of California, GO:
4.50%, 10/01/36	740	605,690
5.50%, 11/01/39	2,500	2,400,800
Temecula Public Financing Authority, Special Tax Bonds,
Refunding, Harveston, Sub-Series B, 5.10%, 9/01/36	500	360,625
Temecula Valley Unified School District Community
Facilities District, Special Tax Bonds, District
No. 2005-1, 5.00%, 9/01/36	565	427,095
		11,447,850
Connecticut — 0.4%
Mohegan Tribe of Indians of Connecticut, RB, Public
Improvement, Priority Distribution, 6.25%, 1/01/31	605	467,889
Delaware — 0.5%
Delaware State Housing Authority, Refunding RB,
M/F Mortgage, Series C (HUD), 7.38%, 1/01/15	535	527,135
District of Columbia — 4.4%
District of Columbia, RB, Methodist Home District of
Columbia, Series A:
7.38%, 1/01/30	310	308,782
7.50%, 1/01/39	500	493,600
District of Columbia Tobacco Settlement Financing Corp.,
Refunding RB, Asset-Backed, 6.50%, 5/15/33	1,510	1,467,493
Metropolitan Washington Airports Authority, RB:
CAB, 2nd Senior Lien, Series B (AGC),
6.53%, 10/01/30 (c)	3,005	849,874
First Senior Lien, Series A, 5.00%, 10/01/39	85	85,059
First Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,635,293
		4,840,101
Florida — 5.9%
Capital Region Community Development District Florida,
Special Assessment Bonds, Capital Improvement,
Series A, 7.00%, 5/01/39	280	262,819
Highland Meadows Community Development District,
Special Assessment Bonds, Special Assessment,
Series A, 5.50%, 5/01/36 (a)(b)	490	205,521
Hillsborough County IDA, RB:
National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,250	861,975
Tampa General Hospital Project, 5.25%, 10/01/41	1,000	924,590
Jacksonville Economic Development Commission, RB,
Gerdau Ameristeel US Inc., AMT, 5.30%, 5/01/37	300	208,641
Lee County IDA Florida, RB:
Series A, Lee Charter Foundation, 5.38%, 6/15/37	570	407,065
Shell Point/Alliance Obligation Group,
5.00%, 11/15/32	600	468,030
Lee County IDA Florida, Refunding RB, Shell Point/
Alliance Community Project, 5.00%, 11/15/29	500	407,340
Main Street Community Development District, Special
Assessment Bonds, Series B, 6.90%, 5/01/17	155	135,547
New River Community Development District, Special
Assessment Bonds, Series B, 5.00%, 5/01/13 (a)(b)	500	209,850
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28	500	269,480
Sarasota County Health Facilities Authority, Refunding
RB, Village On The Isle Project:
5.50%, 1/01/27	210	189,783
5.50%, 1/01/32	190	162,982
Sarasota County Public Hospital District, RB, Sarasota
Memorial Hospital Project, Series A, 5.63%, 7/01/39	250	254,138
Sumter Landing Community Development District
Florida, RB, Sub-Series B, 5.70%, 10/01/38	825	608,231

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments (continued)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Tolomato Community Development District, Special
Assessment Bonds, 6.65%, 5/01/40	$ 700	$ 548,618
Watergrass Community Development District, Special
Assessment Bonds, Series A, 5.38%, 5/01/39	650	326,580
		6,451,190
Georgia — 2.6%
Clayton County Development Authority, RB, Delta Air
Lines Inc. Project, Series A, 8.75%, 6/01/29	635	641,648
County of Clayton Georgia, Tax Allocation Bonds,
Ellenwood Project, 7.50%, 7/01/33	690	667,140
Gainesville & Hall County Development Authority,
Refunding RB, Acts Retirement Life Community,
Series A-2, 6.63%, 11/15/39	220	227,462
Richmond County Development Authority, RB,
International Paper Co. Projects, Series A, AMT,
5.00%, 8/01/30	1,000	836,000
Rockdale County Development Authority, RB, Visy Paper
Project, Series A, AMT, 6.13%, 1/01/34	600	481,314
		2,853,564
Guam — 1.9%
Guam Government Waterworks Authority, Refunding RB:
6.00%, 7/01/25	235	235,108
5.88%, 7/01/35	570	525,916
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	101,419
6.75%, 11/15/29	150	153,674
7.00%, 11/15/39	160	163,989
Territory of Guam, RB, Section 30, Series A:
5.63%, 12/01/29	340	341,907
5.75%, 12/01/34	525	528,124
		2,050,137
Illinois — 2.5%
City of Chicago Illinois, Refunding RB, American
Airlines Inc. Project, 5.50%, 12/01/30	1,000	655,000
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series A,
5.13%, 6/01/35 (a)(b)	90	44,999
Monarch Landing Inc. Facility, Series A,
7.00%, 12/01/37 (a)(b)	430	150,328
Roosevelt University Project, 6.50%, 4/01/44	830	815,359
Illinois Finance Authority, Refunding RB, Central DuPage
Health, Series B, 5.50%, 11/01/39	1,000	1,026,660
		2,692,346
Indiana — 3.0%
Indiana Finance Authority, Refunding RB, Duke Energy
Indiana Inc., Series C, 4.95%, 10/01/40	1,865	1,797,562
Indiana Health & Educational Facilities Financing
Authority, Refunding RB, Community Foundation
Northwest Indiana, 5.50%, 3/01/37	700	666,799
Indiana Health Facility Financing Authority, Refunding RB,
Methodist Hospital Inc.:
5.38%, 9/15/22	185	162,502
5.50%, 9/15/31	525	410,455
Vigo County Hospital Authority Indiana, RB, Union
Hospital Inc. (d):
5.70%, 9/01/37	155	121,889
5.75%, 9/01/42	190	147,773
		3,306,980

	Par
Municipal Bonds	(000)	Value
Iowa — 0.4%
Iowa Finance Authority, Refunding RB, Development,
Care Initiatives Project, Series A, 5.00%, 7/01/19	$ 500	$ 410,500
Kansas — 0.7%
City of Lenexa Kansas, Refunding RB, 5.50%, 5/15/39	940	734,488
Louisiana — 0.9%
Louisiana Local Government Environmental Facilities
& Community Development Authority, RB, Westlake
Chemical Corp. Projects, 6.75%, 11/01/32	1,000	1,015,470
Maine — 0.7%
Town of Jay Maine, Refunding RB, International
Paper Co. Project, Series A, AMT, 4.90%, 11/01/17	750	729,323
Maryland — 2.6%
County of Howard Maryland, Refunding RB, Vantage
House Facility, Series A, 5.25%, 4/01/33	500	377,465
Gaithersburg Maryland, Refunding RB, Asbury Maryland
Obligation, Series B, 6.00%, 1/01/23	750	738,712
Maryland Health & Higher Educational Facilities
Authority, RB, Washington Christian Academy,
5.25%, 7/01/18	250	171,270
Maryland Health & Higher Educational Facilities
Authority, Refunding RB, University of Maryland
Medical System (e):
5.00%, 7/01/34	280	274,954
5.13%, 7/01/39	280	275,604
Maryland State Energy Financing Administration, RB,
Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	1,000	1,000,190
		2,838,195
Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB,
Linden Ponds Inc. Facility, Series A, 5.75%, 11/15/35	500	360,160
Massachusetts Development Finance Agency, Refunding
RB, Eastern Nazarene College, 5.63%, 4/01/29	500	396,240
Massachusetts Port Authority, RB, Delta Air Lines Inc.
Project, Series A, AMT (AMBAC), 5.50%, 1/01/19	600	510,276
		1,266,676
Michigan — 2.0%
Advanced Technology Academy, RB, 6.00%, 11/01/37	275	226,231
County of Wayne Michigan, GO, Building Improvement,
Series A, 6.75%, 11/01/39	175	182,830
Garden City Hospital Finance Authority Michigan,
Refunding RB, Garden City Hospital Obligation,
Series A, 5.00%, 8/15/38	310	180,429
Michigan State Hospital Finance Authority, Refunding RB,
Hospital, Henry Ford Health, 5.75%, 11/15/39	585	568,702
Royal Oak Hospital Finance Authority Michigan,
Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	915	1,061,839
		2,220,031
Mississippi — 1.4%
Mississippi Business Finance Corp., Refunding RB,
System Energy Resource Inc. Project, 5.90%, 5/01/22	1,500	1,496,865
Missouri — 0.5%
City of Kansas City Missouri, Tax Allocation Bonds,
Kansas City MainCor Project, Series A, 5.25%, 3/01/18	600	583,278
Multi-State — 0.2%
MuniMae TE Bond Subsidiary LLC, 7.50%, 6/30/49 (d)(f)	296	274,605
Nevada — 0.0%
County of Clark Nevada, RB, Southwest Gas Corp.
Project, Series A, AMT (FGIC), 4.75%, 9/01/36	20	16,328

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 33

Schedule of Investments (continued)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority,
Refunding RB:
Dartmouth-Hitchcock, 6.00%, 8/01/38	$ 435	$ 454,636
Havenwood-Heritage Heights, Series A,
5.40%, 1/01/30	950	820,629
		1,275,265
New Jersey — 4.0%
Burlington County Bridge Commission, Refunding RB,
The Evergreens Project, 5.63%, 1/01/38	750	630,540
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	865	843,107
Continental Airlines Inc. Project, AMT,
6.63%, 9/15/12	490	480,538
New Jersey EDA, Refunding RB, Seabrook Village Inc.
Facility, 5.25%, 11/15/36	500	380,940
New Jersey Educational Facilities Authority, Refunding
RB, University of Medicine & Dentistry, Series B,
7.13%, 12/01/23	580	658,567
New Jersey Health Care Facilities Financing
Authority, RB, Pascack Valley Hospital Association,
6.63%, 7/01/36 (a)(b)	650	7
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
South Jersey Hospital, 5.00%, 7/01/46	725	676,577
St. Joseph’s Healthcare System, 6.63%, 7/01/38	725	713,596
		4,383,872
New York — 3.0%
Brooklyn Arena Local Development Corp., RB, Barclays
Center Project, 6.38%, 7/15/43	1,315	1,331,477
Genesee County Industrial Development Agency New York,
Refunding RB, United Memorial Medical Center Project,
5.00%, 12/01/32	500	370,680
New York City Industrial Development Agency, RB, AMT:
American Airlines Inc., JFK International Airport,
8.00%, 8/01/28	235	237,789
JetBlue Airways Corp. Project, 5.13%, 5/15/30	750	549,263
New York Liberty Development Corp., RB:
Goldman Sachs Headquarters, 5.25%, 10/01/35	400	397,728
National Sports Museum Project, Series A,
6.13%, 2/15/19 (a)(b)	1,000	10
Yonkers Industrial Development Agency New York,
RB, Sarah Lawrence College Project, Series A,
6.00%, 6/01/41	410	423,907
		3,310,854
North Carolina — 1.4%
North Carolina Medical Care Commission, Refunding RB:
Carolina Village Project, 6.00%, 4/01/38	1,000	777,110
First Mortgage, Deerfield, Series A, 6.00%, 11/01/33	800	775,296
		1,552,406
North Dakota — 0.2%
County of Ward North Dakota, Refunding RB, Trinity
Obligated Group, 5.13%, 7/01/29	250	220,605
Ohio — 1.1%
Buckeye Tobacco Settlement Financing Authority, RB,
Asset-Backed, Senior Series A-2:
5.13%, 6/01/24	630	566,030
6.50%, 6/01/47	760	629,584
		1,195,614
Pennsylvania — 4.3%
Allegheny County Hospital Development Authority,
Refunding RB, Health System, West Penn, Series A,
5.38%, 11/15/40	1,235	905,712

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Cumberland County Municipal Authority, RB, Diakon
Lutheran, 6.38%, 1/01/39	$ 1,830	$ 1,779,400
Montgomery County Higher Education & Health Authority,
Refunding RB, Abington Memorial Hospital, Series A,
5.13%, 6/01/33	225	220,927
New Morgan IDA Pennsylvania, RB, New Morgan
Landfill Co. Inc. Project, AMT, 6.50%, 4/01/19	515	514,943
Pennsylvania Higher Educational Facilities Authority,
Refunding RB, Allegheny Delaware Valley Obligation,
Series A (MBIA):
5.88%, 11/15/16	410	391,575
5.88%, 11/15/21	1,055	960,261
		4,772,818
Puerto Rico — 4.0%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series C, 6.00%, 7/01/39	1,560	1,562,231
Puerto Rico Electric Power Authority, RB, Series WW,
5.50%, 7/01/38	2,065	2,071,959
Puerto Rico Sales Tax Financing Corp., RB,
1st Sub-Series A, 6.50%, 8/01/44	750	806,978
		4,441,168
Rhode Island — 0.8%
Rhode Island Housing & Mortgage Finance Corp., RB,
Homeownership Opportunity, Series 53B, AMT,
5.00%, 10/01/46	1,000	872,070
South Carolina — 1.3%
City of Myrtle Beach South Carolina, Tax Allocation
Bonds, Myrtle Beach Air Force Base, Series A,
5.25%, 11/01/26	500	355,820
Connector 2000 Association Inc., RB, CAB, Senior
Series B, 8.78%, 1/01/15 (c)	1,000	185,000
South Carolina Jobs-EDA, Refunding RB:
Palmetto Health, 5.50%, 8/01/26	290	285,647
Palmetto Health, 5.75%, 8/01/39	115	109,510
First Mortgage, Lutheran Homes, 5.50%, 5/01/28	600	528,606
		1,464,583
Tennessee — 1.1%
Tennessee Energy Acquisition Corp., RB, Series A,
5.25%, 9/01/26	1,250	1,218,750
Texas — 8.2%
Brazos River Authority, RB, TXU Electric, Series A, AMT,
8.25%, 10/01/30	750	502,500
Brazos River Authority, Refunding RB, TXU Electric Co.
Project, Series C, AMT, 5.75%, 5/01/36	540	494,159
City of Houston Texas, RB, Senior Lien, Series A,
5.50%, 7/01/39	220	234,439
City of Houston Texas, RB, Special Facilities, Continental
Airlines, Series E, AMT:
6.75%, 7/01/21	630	597,725
7.38%, 7/01/22	500	498,185
Dallas-Fort Worth International Airport Facilities
Improvement Corp., Refunding RB, American
Airlines Inc. Project, AMT, 5.50%, 11/01/30	1,000	626,050
Danbury Higher Education Authority Inc., RB, A.W. Brown
Fellowship Charter, Series A (ACA), 5.00%, 8/15/26	355	300,380
Matagorda County Navigation District No. 1 Texas,
Refunding RB, Central Power & Light Co. Project,
Series A, 6.30%, 11/01/29	290	312,402
North Texas Tollway Authority, RB, Toll, 2nd Tier, Series F,
6.13%, 1/01/31	1,150	1,203,624
Tarrant County Cultural Education Facilities Finance
Corp., RB, Series A:
CC Young Memorial Home, 8.00%, 2/15/38	330	320,701
Senior Living Center Project, 8.25%, 11/15/44	800	778,504

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments (continued)

BlackRock High Yield Municipal Fund

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp.,
RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	$ 1,740	$ 1,796,602
Texas State Public Finance Authority, Refunding ERB,
KIPP Inc., Series A (ACA):
5.00%, 2/15/28	680	582,604
5.00%, 2/15/36	1,000	798,810
		9,046,685
U.S. Virgin Islands — 0.1%
Virgin Islands Public Finance Authority, RB, Senior Lien,
Capital Projects, Series A-1, 5.00%, 10/01/39	160	142,150
Virginia — 3.8%
Albemarle County IDA, Refunding RB, Westminster-
Canterbury, 5.00%, 1/01/31	900	793,341
Chesterfield County EDA, Refunding RB, Virginia
Electric & Power, Series A, 5.00%, 5/01/23	1,000	1,057,230
City of Norfolk Virginia, Refunding RB, Series B (AMBAC),
5.50%, 2/01/31	260	253,965
Fairfax County EDA, Refunding RB:
Goodwin House Inc., 5.13%, 10/01/42	300	260,616
Retirement, Greenspring, Series A, 4.88%, 10/01/36	500	410,040
Henrico County EDA, Refunding MRB, Westminster
Canterbury, 5.00%, 10/01/27	450	395,410
Lexington IDA, Refunding MRB, Kendal at Lexington,
Series A, 5.38%, 1/01/28	210	170,075
Tobacco Settlement Financing Corp. Virginia, Refunding
RB, Senior Series B1, 5.00%, 6/01/47	130	88,945
Watkins Centre Community Development Authority, RB,
5.40%, 3/01/20	750	707,873
		4,137,495
West Virginia — 0.7%
West Virginia Hospital Finance Authority, Refunding RB,
Charleston, Series A, 5.63%, 9/01/32	750	738,143
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, RB,
Wheaton Franciscan Healthcare, 5.25%, 8/15/34	805	698,998
Wisconsin Health & Educational Facilities Authority,
Refunding RB, St. John’s Communities Inc. Series A:
7.25%, 9/15/29	75	75,847
7.63%, 9/15/39	145	147,729
		922,574
Total Municipal Bonds — 84.7%		93,015,578
Municipal Bonds Transferred to
Tender Option Bond Trusts (g)
California — 0.4%
Bay Area Toll Authority, Refunding RB, San Francisco
Bay Area, Series F-1, 5.63%, 4/01/44	480	507,949
District of Columbia — 1.0%
District of Columbia Water & Sewer Authority, RB,
Series A, 6.00%, 10/01/35	950	1,063,880
Ohio — 1.9%
State of Ohio, Refunding RB, Cleveland Clinic Health,
Series A, 5.50%, 1/01/39	2,000	2,067,380
South Carolina — 1.8%
South Carolina State Housing Finance & Development
Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	1,969	2,012,617
Virginia — 1.9%
Virginia HDA, RB, Sub-Series H-1 (MBIA),
5.38%, 7/01/36	2,110	2,126,142

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (g)	(000)	Value
Wisconsin — 2.0%
Wisconsin Health & Educational Facilities Authority,
Refunding RB, Froedtert & Community Health Inc.,
5.25%, 4/01/39	$ 2,179 $	2,153,622
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 9.0%		9,931,590
Total Long-Term Investments
(Cost — $110,634,638) — 93.7%		102,947,168
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.23% (h)(i)	16,136,983	16,136,983
Total Short-Term Securities
(Cost — $16,136,983) — 14.7%		16,136,983
Total Investments (Cost — $126,771,621*) — 108.4%		119,084,151
Liabilities in Excess of Other Assets — (4.0)%		(4,383,964)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (4.4)%		(4,848,427)
Net Assets — 100.0%	$ 109,851,760
* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 121,798,148
Gross unrealized appreciation	$ 2,763,965
Gross unrealized depreciation		(10,321,958)
Net unrealized depreciation	$ (7,557,993)
(a) Issuer filed for bankruptcy and/or is in default of interest payments.
(b) Non-income producing security.
(c) Represents a zero coupon bond. Rate shown reflects the current yield as of report date.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) When-issued security. Unsettled when-issued security transactions were as follows:
		Unrealized
Counterparty	Value	Appreciation
JPMorgan Chase	$274,954	$ 4,544
JPMorgan Chase	$275,604	$ 3,688
(f) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity and is subject to mandatory redemption.
(g) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municpal bonds transferred to tender option bond trusts.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
FFI Institutional Tax-Exempt Fund	$14,636,480	$ 3,965
(i) Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 35

Schedule of Investments (concluded) BlackRock High Yield Municipal Fund

•Financial futures contracts purchased as of December 31, 2009 were as follows:
		Expiration	Notional	Unrealized
Contracts	Issue	Date	Value	Appreciation
5	10-Year U.S.
	Treasury Bond	March 2010	$ 575,011	$ 2,255

•Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 16,136,983
Level 2 — Long-Term Investments[1]	102,947,168
Level 3	—
Total	$ 119,084,151
[1] See above Schedule of Investments for values in each state or political subdivision.
Other Financial
Valuation Inputs	Instruments[2]
Assets
Level 1	$ 2,255
Level 2	—
Level 3	—
Total	$ 2,255
[2] Other financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)

BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 84.4%
Corporate — 10.1%
Essex County Industrial Development Agency New York,
RB, International Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	$ 350	$ 352,824
New York City Industrial Development Agency, RB, AMT:
1990 American Airlines Inc. Project,
5.40%, 7/01/20	3,500	2,540,825
American Airlines Inc., JFK International Airport,
7.75%, 8/01/31	2,000	1,987,360
British Airways Plc Project, 5.25%, 12/01/32	1,000	669,880
Continental Airlines Inc. Project, 8.00%, 11/01/12	945	805,329
Continental Airlines Inc. Project, 8.38%, 11/01/16	250	185,160
New York City Industrial Development Agency,
Refunding RB, Terminal One Group Association
Project, AMT, 5.50%, 1/01/24	2,500	2,510,125
New York Liberty Development Corp., RB, Goldman
Sachs Headquarters:
5.25%, 10/01/35	5,100	5,071,032
5.50%, 10/01/37	405	417,267
New York State Energy Research & Development
Authority, Refunding RB, Central Hudson Gas,
Series A (AMBAC), 5.45%, 8/01/27	2,000	2,023,520
Suffolk County Industrial Development Agency
New York, RB, KeySpan, Port Jefferson, AMT,
5.25%, 6/01/27	1,360	1,310,346
Suffolk County Industrial Development Agency New York,
Refunding RB, Ogden Martin System Huntington,
AMT (AMBAC), 6.25%, 10/01/12	7,155	7,830,861
		25,704,529
County/City/Special District/School District — 13.1%
Brooklyn Arena Local Development Corp., RB, Barclays
Center Project, 6.38%, 7/15/43	450	455,638
City of New York New York, GO, Sub-Series I-1,
5.38%, 4/01/36	2,650	2,817,480
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,750	2,544,602
(FGIC), 5.00%, 2/15/47	1,000	925,310
(MBIA), 4.50%, 2/15/47	1,385	1,169,577
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium, (AGC), 6.41%, 3/01/43 (a)	2,000	260,580
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	700	780,724
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/36	1,970	1,804,106
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/39	1,250	1,143,062
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/46	3,100	2,804,508
Yankee Stadium, (MBIA), 5.00%, 3/01/36	500	460,305
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,000	961,460
Fiscal 2009, Series S-1, 5.63%, 7/15/38	200	215,950
Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,100	2,193,660
Future Tax Secured, Series B, 5.50%, 2/01/17	170	179,510
Series S-2 (MBIA), 4.50%, 1/15/31	1,250	1,221,700
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	4,450	4,354,903
5.00%, 11/15/44	990	953,598
New York State Dormitory Authority, RB, State University
Dormitory Facilities, Series A:
5.25%, 7/01/29	5	5,388
5.00%, 7/01/39	750	770,558

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School District (concluded)
Niagara County Industrial Development Agency,
Refunding RB, Series A, AMT, 5.45%, 11/15/26	$ 3,975	$ 3,964,109
North Country Development Authority, Refunding RB
(AGM), 6.00%, 5/15/15	885	975,359
Sachem Central School District of Holbrook New York,
GO, Series B (MBIA), 5.00%, 10/15/13 (b)	2,300	2,614,870
		33,576,957
Education — 12.6%
Hempstead Town Industrial Development Agency, RB,
Adelphi University Civic Facility:
5.75%, 6/01/22	1,700	1,761,149
5.50%, 6/01/32	2,250	2,288,002
Madison County Industrial Development Agency
New York, RB, Commons II LLC, Student Housing,
Series A (CIFG), 5.00%, 6/01/33	400	364,032
Monroe County Industrial Development Agency,
RB, Student Housing, Collegiate, Series A,
5.38%, 4/01/29	445	382,126
New York City Industrial Development Agency, RB:
Lycee Francais de New York Project, Series A (ACA),
5.50%, 6/01/15	250	263,897
Lycee Francais de New York Project, Series A (ACA),
5.38%, 6/01/23	195	200,411
Series C, 6.80%, 6/01/28	2,500	2,642,925
New York City Industrial Development Agency,
Refunding RB, Polytechnic University Project (ACA),
5.25%, 11/01/37	750	645,427
New York Liberty Development Corp., RB,
National Sports Museum Project, Series A,
6.13%, 2/15/19 (c)(d)	1,000	10
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (e)	1,150	928,970
Mount Sinai School of Medicine, 5.13%, 7/01/39	1,800	1,777,068
Mount Sinai School of Medicine at NYU (MBIA),
4.50%, 7/01/37	335	289,490
New York University, Series 1 (AMBAC),
5.50%, 7/01/40	1,000	1,160,070
Rochester Institute of Technology, Series A,
6.00%, 7/01/33	1,000	1,099,790
Rochester University, Series A, 5.13%, 7/01/14 (b)	1,500	1,747,845
Rochester University, Series A, 5.25%, 7/01/23	250	262,753
University of Rochester, Series A, 5.13%, 7/01/39	1,300	1,338,935
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	475	485,460
Teachers College, 5.50%, 3/01/39	850	883,422
Yeshiva University, 5.00%, 9/01/38	1,425	1,450,052
Schenectady County Industrial Development
Agency, Refunding RB, Union College Project,
5.00%, 7/01/31	2,900	3,009,069
Trust for Cultural Resources, RB:
Carnegie Hall, 4.75%, 12/01/39	2,250	2,218,073
Carnegie Hall, 5.00%, 12/01/39	1,325	1,344,610
Juilliard School, Series A, 5.00%, 1/01/39	1,050	1,099,581
Utica Industrial Development Agency New York, RB:
Munson-Williams-Proctor Arts Institute,
5.38%, 7/15/20	1,000	1,020,490
Munson-Williams-Proctor Arts Institute,
5.40%, 7/15/30	1,210	1,226,262
Utica College Project, Series A, 5.75%, 8/01/28	1,470	1,256,056
Yonkers Industrial Development Agency New York,
RB, Sarah Lawrence College Project, Series A,
6.00%, 6/01/41	1,000	1,033,920
		32,179,895

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 37

Schedule of Investments (continued)

BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health — 15.5%
Dutchess County Industrial Development Agency
New York, RB, St. Francis Hospital, Series B,
7.25%, 3/01/19	$ 970	$ 973,919
Erie County Industrial Development Agency, RB,
Episcopal Church Home, Series A:
5.88%, 2/01/18	1,385	1,385,429
6.00%, 2/01/28	1,490	1,489,821
Genesee County Industrial Development Agency
New York, Refunding RB, United Memorial Medical
Center Project:
5.00%, 12/01/27	500	397,460
5.00%, 12/01/32	1,080	800,669
Nassau County Industrial Development Agency,
Refunding RB, Special Needs Facilities Pooled
Program, Series F-1 (ACA), 4.90%, 7/01/21	525	428,783
New York City Industrial Development Agency, RB:
A Very Special Place Inc. Project, Series A,
6.13%, 1/01/13	275	271,425
A Very Special Place Inc. Project, Series A,
7.00%, 1/01/33	1,600	1,506,304
PSCH Inc. Project, 6.38%, 7/01/33	6,000	5,096,700
Special Needs Facilities Pooled Program,
Series A-1, 6.50%, 7/01/17	1,000	966,690
Special Needs Facilities Pooled Program,
Series C-1, 6.50%, 7/01/17	2,540	2,455,393
New York City Industrial Development Agency, Refunding
RB, Special Needs Facilities Pooled Program, (ACA):
Series A-1, 4.38%, 7/01/20	1,000	792,440
Series A-1, 4.50%, 7/01/30	210	142,414
Series C-1, 5.10%, 7/01/31	525	383,528
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	776,873
NYU Hospital Center, Series B, 5.63%, 7/01/37	530	515,202
New York & Presbyterian Hospital (AGM),
5.25%, 2/15/31	1,600	1,650,160
New York & Presbyterian Hospital (AGM),
5.00%, 8/15/36	1,000	1,009,800
New York State Association for Retarded
Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	700	738,878
North Shore-Long Island Jewish Health System,
Series A, 5.50%, 5/01/37	1,675	1,678,501
North Shore-Long Island Jewish Health System,
Series A, 5.75%, 5/01/37	1,725	1,759,793
New York State Dormitory Authority, Refunding RB:
North Shore-Long Island Jewish Health System,
Series E, 5.50%, 5/01/33	1,000	1,005,720
Nursing Home, Menorah Campus (FHA),
6.10%, 2/01/37	1,000	1,001,240
Orange County Industrial Development Agency
New York, RB, Special Needs Facilities Pooled
Program, Series G-1 (ACA), 4.90%, 7/01/21	845	690,137
Suffolk County Industrial Development Agency
New York, RB:
Huntington Hospital Project, Series B,
5.88%, 11/01/32	2,000	2,008,860
Special Needs Facilities Pooled Program,
Series D-1 6.50%, 7/01/17	135	130,503
Special Needs Facilities Pooled Program,
Series D-1 (ACA), 4.90%, 7/01/21	330	269,521

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
Sullivan County Industrial Development Agency
New York, RB, Special Needs Facilities Pooled
Program, Series H-1 (ACA), 4.90%, 7/01/21	$ 330	$ 269,521
Tompkins County Industrial Development Agency
New York, Refunding RB, Continuing Care Retirement
Community, Kendal at Ithaca Project, Series A-2:
5.75%, 7/01/18	900	900,495
6.00%, 7/01/24	1,000	1,000,280
Westchester County Industrial Development Agency
New York, MRB, Kendal on Hudson Project, Series A,
6.50%, 1/01/13 (b)	5,200	5,988,060
Westchester County Industrial Development Agency
New York, RB, Special Needs Facilities Pooled
Program, Series E-1 (ACA), 4.90%, 7/01/21	350	285,856
Yonkers Industrial Development Agency New York, RB,
Sacred Heart Associations Project, Series A, AMT
(SONYMA), 5.00%, 10/01/37	1,000	929,180
		39,699,555
Housing — 5.4%
Monroe County Industrial Development Agency,
IDRB, Southview Towers Project, AMT (SONYMA),
6.25%, 2/01/31	1,000	1,010,600
New York City Housing Development Corp., RB,:
Series A, AMT, 5.50%, 11/01/34	2,500	2,505,750
Series C, AMT, 5.05%, 11/01/36	1,220	1,135,295
The Animal Medical Center, Series A,
5.50%, 12/01/33	2,485	2,489,050
New York Mortgage Agency, Refunding RB, AMT:
Series 133, 4.95%, 10/01/21	1,000	1,011,900
Series 143, 4.90%, 10/01/37	1,895	1,759,375
New York State HFA, RB, AMT, Series A:
Division Street, (SONYMA), 5.10%, 2/15/38	875	847,026
Highland Avenue Senior Apartments, (SONYMA),
5.00%, 2/15/39	2,000	1,796,840
Kensico Terrace Apartments, (SONYMA),
4.90%, 2/15/38	645	596,831
M/F Housing, Watergate II, 4.75%, 2/15/34	580	538,310
		13,690,977
State — 6.3%
New York Municipal Bond Bank Agency, RB, Series C,
5.25%, 12/01/22	1,000	1,041,530
New York State Dormitory Authority, LRB, Municipal
Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	2,100	2,105,523
New York State Dormitory Authority, RB:
Mental Health Services Facilities Improvement,
Series A (AGM), 5.00%, 2/15/22	1,000	1,062,080
School Districts Financing Program, Series E
(MBIA), 5.75%, 10/01/30	1,180	1,245,148
New York State Dormitory Authority, Refunding RB,
Upstate Community Colleges, Series B,
5.25%, 7/01/21	1,565	1,631,419
New York State Thruway Authority, Refunding RB,
Series A-1, 5.00%, 4/01/29	1,000	1,060,730
New York State Urban Development Corp., Refunding RB:
Clarkson Center for Advance Materials,
5.50%, 1/01/20	1,685	1,907,976
University Facilities Grants, 5.50%, 1/01/19	3,500	3,967,075
State of New York, GO, Series A, 5.00%, 2/15/39	1,950	2,025,153
		16,046,634

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments (continued)

BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Tobacco — 5.1%
Chautauqua Tobacco Asset Securitization Corp.
New York, RB, 6.75%, 7/01/40	$ 1,000	$ 1,001,810
Erie County Tobacco Asset Securitization Corp.
New York, RB, Asset-Backed, Senior Series A,
6.25%, 7/15/10 (b)	4,000	4,169,120
Nassau County Tobacco Settlement Corp., Refunding
RB, Asset-Backed, Senior Series A-3, 5.00%, 6/01/35	2,000	1,622,800
New York Counties Tobacco Trust I, RB, Series B:
Tobacco Pass Thru, 6.50%, 6/01/35	750	742,583
Tobacco Pass Thru, 6.63%, 6/01/42	490	486,085
Tobacco Settlement, 6.50%, 6/01/10 (b)	1,550	1,605,753
Tobacco Settlement, 6.63%, 6/01/10 (b)	1,010	1,046,855
Niagara County Tobacco Asset Securitization Corp.
New York, RB, Asset-Backed, 6.25%, 5/15/40	1,000	945,520
Tobacco Settlement Financing Corp. New York, RB,
Asset-Backed, Series A-1 (AMBAC), 5.25%, 6/01/20	1,455	1,536,524
		13,157,050
Transportation — 11.8%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	1,760	2,015,042
Series A, 4.50%, 11/15/38	2,700	2,553,849
Series A, 5.63%, 11/15/39	500	535,455
Series B, 4.50%, 11/15/37	1,000	948,230
New York State Thruway Authority, RB, Series G (AGM),
5.00%, 1/01/30	1,000	1,031,990
Onondaga County Industrial Development Agency
New York, RB, AMT:
Senior, Air Cargo, 6.13%, 1/01/32	3,950	3,231,298
Subordinate, Air Cargo, 7.25%, 1/01/32	1,365	1,171,266
Port Authority of New York & New Jersey, RB:
Consolidated, 161st Series, 4.50%, 10/15/37	1,000	973,630
Special Project, JFK International Air Terminal,
Series 6, AMT (MBIA), 6.25%, 12/01/10	5,250	5,379,885
Special Project, JFK International Air Terminal,
Series 6, AMT (MBIA), 6.25%, 12/01/11	2,555	2,664,277
Special Project, JFK International Air Terminal,
Series 6, AMT (MBIA), 6.25%, 12/01/13	1,575	1,676,966
Special Project, JFK International Air Terminal,
Series 6, AMT (MBIA), 6.25%, 12/01/14	2,620	2,769,235
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 132nd Series, 5.00%, 9/01/25	1,000	1,050,530
Triborough Bridge & Tunnel Authority, Refunding RB
(MBIA), 5.25%, 11/15/23	3,900	4,145,271
		30,146,924
Utilities — 4.5%
Long Island Power Authority, RB, General, Series C
(CIFG), 5.25%, 9/01/29	3,000	3,295,560
Long Island Power Authority, Refunding RB, Series A:
5.50%, 4/01/24	1,250	1,363,400
5.75%, 4/01/39	300	322,920
General, 6.00%, 5/01/33	2,450	2,763,233
New York City Municipal Water Finance Authority, RB:
Fiscal 2008, Series A, 5.00%, 6/15/38	1,570	1,612,217
Fiscal 2009, Series A, 5.75%, 6/15/40	500	558,250
Series D, 4.75%, 6/15/38	770	765,226
Series FF-2, 5.50%, 6/15/40	800	876,200
		11,557,006
Total Municipal Bonds in New York		215,759,527

	Par
Municipal Bonds	(000)	Value
Guam — 1.8%
County/City/Special District/School District — 0.4%
Territory of Guam, RB, Section 30, Series A,
5.75%, 12/01/34	$ 915	$ 920,444
State — 0.4%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	994,182
Tobacco — 0.3%
Guam Economic Development & Commerce Authority,
Refunding RB, Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	1,075	901,882
Utilities — 0.7%
Guam Government Waterworks Authority, Refunding RB,
Water, 5.88%, 7/01/35	2,000	1,845,320
Total Municipal Bonds in Guam		4,661,828
Puerto Rico — 8.7%
Corporate — 0.3%
Puerto Rico Industrial Medical & Environmental
Pollution Control Facilities Financing Authority, RB,
Special Facilities, American Airlines, Series A,
6.45%, 12/01/25	1,000	752,130
County/City/Special District/School District — 0.4%
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (MBIA), 5.78%, 8/01/41 (a)	7,500	1,099,350
Education — 0.4%
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Authority,
RB, University Plaza Project, Series A (MBIA),
5.00%, 7/01/33	1,000	894,520
Housing — 1.2%
Puerto Rico Housing Finance Authority, Refunding
RB, Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	3,000	3,007,320
State — 5.5%
Commonwealth of Puerto Rico, GO, Public Improvement
(MBIA), 5.75%, 7/01/10 (b)	8,975	9,217,325
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement:
Series A-4 (AGM), 5.25%, 7/01/30	725	745,141
Series C, 6.00%, 7/01/39	700	701,001
Puerto Rico Commonwealth Infrastructure Financing
Authority, RB, CAB, Series A (a):
(AMBAC), 4.99%, 7/01/44	1,100	87,120
(FGIC), 4.77%, 7/01/42	7,470	691,722
Puerto Rico Public Buildings Authority, RB,
Government Facilities, Series I, 5.25%, 7/01/14 (b)	55	63,295
Puerto Rico Sales Tax Financing Corp., RB,
1st Sub-Series A, 5.75%, 8/01/37	2,500	2,585,450
		14,091,054
Tobacco — 0.3%
Children’s Trust Fund, Refunding RB, Asset-Backed,
5.63%, 5/15/43	1,000	864,330
Transportation — 0.4%
Puerto Rico Highway & Transportation Authority, RB,
Series Y (AGM), 6.25%, 7/01/21	1,000	1,108,070
Utilities — 0.2%
Puerto Rico Aqueduct & Sewer Authority, RB,
Senior Lien, Series A, 6.00%, 7/01/38	500	507,305
Total Municipal Bonds in Puerto Rico		22,324,079

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 39

Schedule of Investments (concluded)

BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
U.S. Virgin Islands — 1.8%
Corporate — 1.8%
United States Virgin Islands, Refunding RB,
Senior Secured, Hovensa Coker Project, AMT,
6.50%, 7/01/21	$ 4,500 $	4,547,430
Total Municipal Bonds in the U.S. Virgin Islands		4,547,430
Total Municipal Bonds — 96.7%		247,292,864
Municipal Bonds Transferred to
Tender Option Bond Trusts (f)
New York — 2.3%
County/City/Special District/School District — 0.7%
City of New York New York, GO, Series J, 5.00%, 5/15/23	1,800	1,884,708
Education — 0.6%
New York State Dormitory Authority, RB, State University
Dormitory Facilities, Series A, 5.25%, 7/01/29	1,350	1,454,625
Housing — 1.0%
New York Mortgage Agency, Refunding RB, Series 101,
AMT, 5.40%, 4/01/32	2,459	2,463,004
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 2.3%		5,802,337
Total Long-Term Investments
(Cost — $251,011,876) — 99.0%		253,095,201
Short-Term Securities	Shares
CMA New York Municipal Money Fund, 0.04% (g)(h)	723,622	723,622
Total Short-Term Securities
(Cost — $723,622) — 0.3%		723,622
Total Investments (Cost — $251,735,498*) — 99.3%		253,818,823
Other Assets Less Liabilities — 1.8%		4,603,985
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (1.1)%		(2,806,925)
Net Assets — 100.0%	$ 255,615,883
* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 248,826,604
Gross unrealized appreciation	$ 10,389,795
Gross unrealized depreciation		(8,202,746)
Net unrealized appreciation	$ 2,187,049
(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Non-income producing security.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(f) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Net
Affiliate			Activity	Income
CMA New York Municipal Money Fund			$ (2,086,345)	$ 635
(h) Represents the current yield as of report date.
•Financial futures contracts purchased as of December 31, 2009 were as follows:
		Expiration	Notional	Unrealized
Contracts	Issue	Date	Value	Appreciation
16	10-Year U.S.
	Treasury Bond	March 2010	$1,840,035	$ 7,215

•Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 723,622
Level 2 — Long-Term Investments[1]	253,095,201
Level 3	—
Total	$ 253,818,823
[1] See above Schedule of Investments for values in each state or political subdivision.
Other Financial
Valuation Inputs	Instruments[2]
Assets
Level 1	$ 7,215
Level 2	—
Level 3	—
Total	$ 7,215
[2] Other financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Statements of Assets and Liabilities
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
December 31, 2009 (Unaudited)	Fund	Fund	Fund	Fund	Bond Fund
Assets
Investments at value — unaffiliated[1]	$1,000,177,441	$ 832,872,080	$2,136,192,492	$ 102,947,168	$ 253,095,201
Investments at value — affiliated[2]	28,342,747	18,073,350	57,025,662	16,136,983	723,622
Cash	630,190	—	—	13,459	138,815
Cash collateral	—	—	—	60,480	—
Interest receivable	13,031,657	14,817,491	14,524,076	1,685,439	4,539,139
Capital shares sold receivable	7,651,689	1,427,329	6,623,716	2,118,087	470,215
Investments sold receivable	—	1,344,143	33,743,368	110,000	595,000
Income receivable — affiliated	—	17,408	—	—	—
Margin variation receivable	—	10,822	41,485	2,255	7,215
Prepaid expenses	63,936	36,489	121,243	21,692	34,654
Other assets	16,377	1,012,702	331	—	—
Total assets	1,049,914,037	869,611,814	2,248,272,373	123,095,563	259,603,861
Accrued Liabilities
Bank overdraft payable	—	—	142,144	—	—
Investments purchased payable	5,000,000	655,558	29,479,894	7,913,361	—
Capital shares redeemed payable	1,420,254	1,003,194	4,002,750	—	104,881
Income dividends payable	955,564	2,866,218	6,769,613	387,967	870,363
Investment advisory fees payable	268,925	269,578	938,429	46,045	130,449
Distribution fees payable	160,144	119,891	505,224	12,492	50,155
Other affiliates payable	14,790	27,227	67,751	1,164	5,390
Officer’s and Directors’ fees payable	746	—	1,519	233	345
Interest expense and fees payable	—	94,796	34,678	4,431	1,755
Other accrued expenses payable	—	91,913	313,307	34,114	19,470
Other liabilities	14	42	—	—	—
Total accrued liabilities	7,820,437	5,128,417	42,255,309	8,399,807	1,182,808
Other Liabilities
Trust certificates[3]	—	63,525,531	70,147,610	4,843,996	2,805,170
Total liabilities	7,820,437	68,653,948	112,402,919	13,243,803	3,987,978
Net Assets	$1,042,093,600	$ 800,957,866	$2,135,869,454	$ 109,851,760	$ 255,615,883
Net Assets Consist of
Paid-in capital	$1,038,400,642	$ 799,815,478	$2,156,011,393	$ 126,221,593	$ 265,208,494
Undistributed net investment income	495,571	1,595,585	2,230,292	318,387	688,772
Accumulated net realized loss	(8,925,854)	(16,197,249)	(71,796,736)	(9,003,005)	(12,371,923)
Net unrealized appreciation/depreciation	12,123,241	15,744,052	49,424,505	(7,685,215)	2,090,540
Net Assets	$1,042,093,600	$ 800,957,866	$2,135,869,454	$ 109,851,760	$ 255,615,883
[1] Investments at cost — unaffiliated	$ 988,054,200	$ 817,098,165	$2,086,809,472	$ 110,634,638	$ 251,011,876
[2] Investments at cost — affiliated	$ 28,342,747	$ 18,114,035	$ 57,025,662	$ 16,136,983	$ 723,622
[3] Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 41

Statements of Assets and Liabilities (concluded)
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
December 31, 2009 (Unaudited)	Fund	Fund	Fund	Fund	Bond Fund
Net Asset Value
BlackRock:
Net assets	$ 5,588,821	—	—	—	—
Shares outstanding, $0.10 par value[4]	548,132	—	—	—	—
Net asset value	$ 10.20	—	—	—	—
Institutional:
Net assets	$ 633,167,624	$ 510,965,436	$1,010,550,711	$ 80,640,914	$ 19,871,205
Shares outstanding, $0.10 par value[5]	62,141,710	68,449,363	100,882,587	9,853,140	1,910,917
Net asset value	$ 10.19	$ 7.46	$ 10.02	$ 8.18	$ 10.40
Investor A:
Net assets	$ 208,614,781	$ 198,864,918	$ 728,833,269	$ 19,088,177	$ 32,693,710
Shares outstanding, $0.10 par value[6]	20,463,308	26,651,369	72,722,534	2,336,691	3,141,601
Net asset value	$ 10.19	$ 7.46	$ 10.02	$ 8.17	$ 10.41
Investor A1:
Net assets	$ 73,722,953	—	—	—	$ 162,947,093
Shares outstanding, $0.10 par value[7]	7,229,553	—	—	—	15,658,552
Net asset value	$ 10.20	—	—	—	$ 10.41
Investor B:
Net assets	$ 8,779,302	$ 19,464,463	$ 52,240,878	—	$ 10,767,903
Shares outstanding, $0.10 par value[8]	861,522	2,609,603	5,217,052	—	1,035,110
Net asset value	$ 10.19	$ 7.46	$ 10.01	—	$ 10.40
Investor C:
Net assets	$ 112,220,119	$ 36,620,543	$ 250,875,756	$ 10,122,669	$ 16,813,414
Shares outstanding, $0.10 par value[9]	11,010,382	4,902,060	25,030,891	1,236,651	1,616,288
Net asset value	$ 10.19	$ 7.47	$ 10.02	$ 8.19	$ 10.40
Investor C1:
Net assets	—	$ 35,042,506	$ 93,368,840	—	$ 12,522,558
Shares outstanding, $0.10 par value[10]	—	4,696,675	9,319,569	—	1,203,484
Net asset value	—	$ 7.46	$ 10.02	—	$ 10.41
[4] Authorized shares — BlackRock	150 Million	—	—	—	—
[5] Authorized shares — Institutional	150 Million	500 Million	375 Million	100 Million	Unlimited
[6] Authorized shares — Investor A	150 Million	500 Million	375 Million	100 Million	Unlimited
[7] Authorized shares — Investor A1	150 Million	—	—	—	Unlimited
[8] Authorized shares — Investor B	150 Million	375 Million	375 Million	—	Unlimited
[9] Authorized shares — Investor C	150 Million	375 Million	375 Million	100 Million	Unlimited
[10] Authorized shares — Investor C1	—	375 Million	375 Million	—	Unlimited

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Statements of Operations
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
Six Months Ended December 31, 2009 (Unaudited)	Fund	Fund	Fund	Fund	Bond Fund
Investment Income
Interest	$ 9,104,567	$ 20,561,058	$ 55,689,975	$ 2,528,857	$ 7,034,813
Income — affiliated	72,349	96,149	114,457	3,965	635
Total income	9,176,916	20,657,207	55,804,432	2,532,822	7,035,448
Expenses
Investment advisory	1,498,423	1,468,544	4,993,295	209,425	696,572
Service — Investor A	215,849	249,754	873,829	15,906	34,675
Service — Investor A1	39,481	—	—	—	83,038
Service and distribution — Investor B	16,840	77,105	211,684	—	29,036
Service and distribution — Investor C	485,013	168,079	1,165,623	40,305	74,342
Service and distribution — Investor C1	—	144,752	390,286	—	38,306
Transfer agent — BlackRock	48	—	—	—	—
Transfer agent — Institutional	147,059	90,242	307,308	4,438	3,366
Transfer agent — Investor A	13,021	41,839	206,902	1,452	6,051
Transfer agent — Investor A1	17,843	—	—	—	41,979
Transfer agent — Investor B	3,311	6,652	22,253	—	3,838
Transfer agent — Investor C	22,179	6,511	53,857	1,956	2,593
Transfer agent — Investor C1	—	9,367	29,221	—	2,714
Accounting services	119,114	118,027	269,625	18,696	66,605
Registration	76,593	33,177	63,938	28,205	32,864
Printing	22,780	28,690	67,319	2,100	16,864
Professional	21,936	38,919	63,125	20,815	47,731
Custodian	18,370	24,209	49,696	4,730	8,373
Officer and Directors	15,691	18,663	33,369	8,108	10,715
Miscellaneous	28,863	34,814	66,061	17,241	25,761
Total expenses excluding interest expense and fees	2,762,414	2,559,344	8,867,391	373,377	1,225,423
Interest expense and fees[1]	—	228,854	173,238	10,160	7,937
Total expenses	2,762,414	2,788,198	9,040,629	383,537	1,233,360
Less fees waived by advisor	(170,674)	(14,527)	(55,533)	(1,683)	(4,260)
Total expenses after fees waived	2,591,740	2,773,671	8,985,096	381,854	1,229,100
Net investment income	6,585,176	17,883,536	46,819,336	2,150,968	5,806,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	85,890	(13,786)	(4,758,005)	(621,922)	93,105
Financial futures contracts	—	—	518,722	41,299	(25,740)
	85,890	(13,786)	(4,239,283)	(580,623)	67,365
Net change in unrealized appreciation/depreciation on:
Investments	4,790,608	32,399,182	86,107,923	8,345,502	14,041,591
Financial futures contracts	—	10,822	41,485	2,255	7,215
	4,790,608	32,410,004	86,149,408	8,347,757	14,048,806
Total realized and unrealized gain	4,876,498	32,396,218	81,910,125	7,767,134	14,116,171
Net Increase in Net Assets Resulting from Operations	$ 11,461,674	$ 50,279,754	$ 128,729,461	$ 9,918,102	$ 19,922,519
[1] Related to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 43

Statements of Changes in Net Assets	BlackRock Short-Term Municipal Fund
	Six Months Ended
	December 31,	Year Ended
	2009	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 6,585,176	$ 10,546,430
Net realized gain	85,890	261,019
Net change in unrealized appreciation/depreciation	4,790,608	5,682,308
Net increase in net assets resulting from operations	11,461,674	16,489,757
Dividends to Shareholders From
Net investment income:
BlackRock	(29,804)	(41,504)
Institutional	(4,402,047)	(6,430,095)
Investor A	(1,181,732)	(844,176)
Investor A1	(610,749)	(2,516,657)
Investor B	(60,887)	(251,687)
Investor C	(288,616)	(462,311)
Decrease in net assets resulting from dividends to shareholders	(6,573,835)	(10,546,430)
Capital Share Transactions
Net increase in net assets derived from capital share transactions	352,128,931	362,727,917
Net Assets
Total increase in net assets	357,016,770	368,671,244
Beginning of period	685,076,830	316,405,586
End of period	$ 1,042,093,600	$ 685,076,830
Undistributed net investment income	$ 495,571	$ 484,230

See Notes to Financial Statements.

44 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Statements of Changes in Net Assets	BlackRock Municipal Insured Fund
	Six Months Ended
	December 31,	Year Ended
	2009	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 17,883,536	$ 35,872,354
Net realized loss	(13,786)	(11,716,243)
Net change in unrealized appreciation/depreciation	32,410,004	(16,194,069)
Net increase in net assets resulting from operations	50,279,754	7,962,042
Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(12,453,377)	(24,580,002)
Investor A	(4,510,530)	(7,725,521)
Investor B	(410,776)	(1,066,720)
Investor C	(633,431)	(715,523)
Investor C1	(715,760)	(1,505,786)
Net realized gain:
Institutional	—	(135,419)
Investor A	—	(43,983)
Investor B	—	(7,022)
Investor C	—	(4,233)
Investor C1	—	(9,875)
Decrease in net assets resulting from dividends and distributions to shareholders	(18,723,874)	(35,794,084)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	3,981,775	(10,639,417)
Net Assets
Total increase (decrease) in net assets	35,537,655	(38,471,459)
Beginning of period	765,420,211	803,891,670
End of period	$ 800,957,866	$ 765,420,211
Undistributed net investment income	$ 1,595,585	$ 2,435,923

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 45

Statements of Changes in Net Assets	BlackRock National Municipal Fund
	Six Months Ended
	December 31,	Year Ended
	2009	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 46,819,336	$ 84,226,707
Net realized loss	(4,239,283)	(44,213,737)
Net change in unrealized appreciation/depreciation	86,149,408	(13,588,746)
Net increase in net assets resulting from operations	128,729,461	26,424,224
Dividends to Shareholders From
Net investment income:
Institutional	(23,751,212)	(44,444,789)
Investor A	(15,574,444)	(25,627,959)
Investor B	(1,113,479)	(2,565,400)
Investor C	(4,333,585)	(5,636,702)
Investor C1	(1,907,773)	(4,241,791)
Decrease in net assets resulting from dividends to shareholders	(46,680,493)	(82,516,641)
Capital Share Transactions
Net increase in net assets derived from capital share transactions	134,579,140	237,565,684
Net Assets
Total increase in net assets	216,628,108	181,473,267
Beginning of period	1,919,241,346	1,737,768,079
End of period	$ 2,135,869,454	$ 1,919,241,346
Undistributed net investment income	$ 2,230,292	$ 2,091,449

See Notes to Financial Statements.

46 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Statement of Changes in Net Assets	BlackRock High Yield Municipal Fund
	Six Months Ended
	December 31,	Year Ended
	2009	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 2,150,968	$ 3,850,262
Net realized loss	(580,623)	(5,814,984)
Net change in unrealized appreciation/depreciation	8,347,757	(7,179,773)
Net increase (decrease) in net assets resulting from operations	9,918,102	(9,144,495)
Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(1,574,830)	(3,251,544)
Investor A	(339,055)	(230,702)
Investor C	(186,029)	(225,400)
Net realized gain:
Institutional	(37,035)	—
Investor A	(8,800)	—
Investor C	(6,261)	—
Decrease in net assets resulting from dividends and distributions to shareholders	(2,152,010)	(3,707,646)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	45,901,168	(13,207,313)
Net Assets
Total increase (decrease) in net assets	53,667,260	(26,059,454)
Beginning of period	56,184,500	82,243,954
End of period	$ 109,851,760	$ 56,184,500
Undistributed net investment income	$ 318,387	$ 267,333

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 47

Statement of Changes in Net Assets	BlackRock New York Municipal Bond Fund
	Six Months Ended
	December 31,	Year Ended
	2009	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 5,806,348	$ 11,186,594
Net realized gain (loss)	67,365	(2,346,287)
Net change in unrealized appreciation/depreciation	14,048,806	(11,844,896)
Net increase (decrease) in net assets resulting from operations	19,922,519	(3,004,589)
Dividends to Shareholders From
Net investment income:
Institutional	(485,922)	(824,866)
Investor A	(623,300)	(868,191)
Investor A1	(3,873,447)	(7,903,455)
Investor B	(247,483)	(647,873)
Investor C	(281,059)	(406,304)
Investor C1	(266,375)	(569,047)
Decrease in net assets resulting from dividends to shareholders	(5,777,586)	(11,219,736)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	7,578,113	(4,379,640)
Net Assets
Total increase (decrease) in net assets	21,723,046	(18,603,965)
Beginning of period	233,892,837	252,496,802
End of period	$ 255,615,883	$ 233,892,837
Undistributed net investment income	$ 688,772	$ 660,010

See Notes to Financial Statements.

48 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights		BlackRock Short-Term Municipal Fund
		BlackRock
	Six Months Ended			Period
	December 31,			October 2, 2006[1]
		Year Ended June 30,
	2009			to June 30,
	(Unaudited)	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 10.14	$ 9.98	$ 9.89	$ 9.93
Net investment income[2]	0.09	0.26	0.33	0.25
Net realized and unrealized gain (loss)	0.06	0.17	0.09	(0.04)
Net increase from investment operations	0.15	0.43	0.42	0.21
Dividends from net investment income	(0.09)	(0.27)	(0.33)	(0.25)
Net asset value, end of period	$ 10.20	$ 10.14	$ 9.98	$ 9.89
Total Investment Return[3]
Based on net asset value	1.44%[4]	4.36%	4.26%	2.09%[4]
Ratios to Average Net Assets
Total expenses	0.40%[5]	0.45%	0.42%	0.45%[5]
Total expenses after fees waived	0.40%[5]	0.44%	0.39%	0.35%[5]
Net investment income	1.64%[5]	2.65%	3.28%	3.34%[5]
Supplemental Data
Net assets, end of period (000)	$ 5,589	$ 2,424	$ 1,822	$ 2,457
Portfolio turnover	14%	21%	33%	110%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 49

Financial Highlights (continued)				BlackRock Short-Term Municipal Fund
			Institutional
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 10.13	$ 9.97	$ 9.88	$ 9.88	$ 9.99	$ 10.05
Net investment income[1]	0.09	0.27	0.33	0.32	0.27	0.19
Net realized and unrealized gain (loss)	0.06	0.17	0.09	0.00[2]	(0.11)	(0.06)
Net increase from investment operations	0.15	0.44	0.42	0.32	0.16	0.13
Dividends from net investment income	(0.09)	(0.28)	(0.33)	(0.32)	(0.27)	(0.19)
Net asset value, end of period	$ 10.19	$ 10.13	$ 9.97	$ 9.88	$ 9.88	$ 9.99
Total Investment Return[3]
Based on net asset value	1.44%[4]	4.45%	4.31%	3.32%	1.57%	1.30%
Ratios to Average Net Assets
Total expenses	0.46%[5]	0.47%	0.49%	0.48%	0.45%	0.44%
Total expenses after fees waived	0.40%[5]	0.35%	0.35%	0.38%	0.44%	0.43%
Net investment income	1.64%[5]	2.68%	3.30%	3.27%	2.66%	1.88%
Supplemental Data
Net assets, end of period (000)	$ 633,168	$403,143	$181,624	$131,061	$149,333	$186,877
Portfolio turnover	14%	21%	33%	110%	83%	87%
[1] Based on average shares outstanding.
[2] Amount is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.

50 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (continued)		BlackRock Short-Term Municipal Fund
		Investor A
	Six Months Ended			Period
	December 31,			October 2, 2006[1]
		Year Ended June 30,
	2009			to June 30,
	(Unaudited)	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 10.13	$ 9.98	$ 9.88	$ 9.93
Net investment income[2]	0.07	0.21	0.30	0.23
Net realized and unrealized gain (loss)	0.06	0.19	0.11	(0.05)
Net increase from investment operations	0.13	0.40	0.41	0.18
Dividends from net investment income	(0.07)	(0.25)	(0.31)	(0.23)
Net asset value, end of period	$ 10.19	$ 10.13	$ 9.98	$ 9.88
Total Investment Return[3]
Based on net asset value	1.31%[4]	4.08%	4.15%	1.79%[4]
Ratios to Average Net Assets
Total expenses	0.67%[5]	0.72%	0.79%	1.06%[5]
Total expenses after fees waived	0.66%[5]	0.60%	0.60%	0.61%[5]
Net investment income	1.38%[5]	2.26%	3.03%	3.12%[5]
Supplemental Data
Net assets, end of period (000)	$ 208,615	$ 121,355	$ 9,403	$ 1,456
Portfolio turnover	14%	21%	33%	110%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 51

Financial Highlights (continued)				BlackRock Short-Term Municipal Fund
			Investor A1
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 10.14	$ 9.98	$ 9.89	$ 9.89	$ 10.00	$ 10.06
Net investment income[1]	0.08	0.27	0.32	0.32	0.26	0.18
Net realized and unrealized gain (loss)	0.06	0.16	0.09	(0.01)	(0.11)	(0.06)
Net increase from investment operations	0.14	0.43	0.41	0.31	0.15	0.12
Dividends from net investment income	(0.08)	(0.27)	(0.32)	(0.31)	(0.26)	(0.18)
Net asset value, end of period	$ 10.20	$ 10.14	$ 9.98	$ 9.89	$ 9.89	$ 10.00
Total Investment Return[2]
Based on net asset value	1.38%[3]	4.34%	4.20%	3.21%	1.47%	1.20%
Ratios to Average Net Assets
Total expenses	0.55%[4]	0.58%	0.59%	0.58%	0.55%	0.54%
Total expenses after fees waived	0.52%[4]	0.45%	0.45%	0.48%	0.54%	0.53%
Net investment income	1.55%[4]	2.70%	3.22%	3.18%	2.55%	1.76%
Supplemental Data
Net assets, end of period (000)	$ 73,723	$ 78,606	$105,580	$122,281	$ 99,293	$141,172
Portfolio turnover	14%	21%	33%	110%	83%	87%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] Annualized.

See Notes to Financial Statements.

52 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (continued)				BlackRock Short-Term Municipal Fund
			Investor B
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 10.13	$ 9.97	$ 9.88	$ 9.88	$ 10.00	$ 10.05
Net investment income[1]	0.07	0.24	0.30	0.29	0.23	0.15
Net realized and unrealized gain (loss)	0.06	0.16	0.08	(0.00)[2]	(0.12)	(0.05)
Net increase from investment operations	0.13	0.40	0.38	0.29	0.11	0.10
Dividends from net investment income	(0.07)	(0.24)	(0.29)	(0.29)	(0.23)	(0.15)
Net asset value, end of period	$ 10.19	$ 10.13	$ 9.97	$ 9.88	$ 9.88	$ 10.00
Total Investment Return[3]
Based on net asset value	1.23%[4]	4.08%	3.94%	2.95%	1.11%	1.04%
Ratios to Average Net Assets
Total expenses	0.82%[5]	0.85%	0.85%	0.85%	0.81%	0.80%
Total expenses after fees waived	0.81%[5]	0.70%	0.70%	0.74%	0.80%	0.79%
Net investment income	1.27%[5]	2.41%	2.97%	2.90%	2.28%	1.50%
Supplemental Data
Net assets, end of period (000)	$ 8,779	$ 9,917	$ 10,612	$ 14,380	$ 23,769	$ 38,565
Portfolio turnover	14%	21%	33%	110%	83%	87%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 53

Financial Highlights (concluded)		BlackRock Short-Term Municipal Fund
		Investor C
	Six Months Ended			Period
	December 31,			October 2, 2006[1]
		Year Ended June 30,
	2009			to June 30,
	(Unaudited)	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 10.13	$ 9.97	$ 9.88	$ 9.93
Net investment income[2]	0.03	0.15	0.23	0.17
Net realized and unrealized gain (loss)	0.06	0.19	0.09	(0.05)
Net increase from investment operations	0.09	0.34	0.32	0.12
Dividends from net investment income	(0.03)	(0.18)	(0.23)	(0.17)
Net asset value, end of period	$ 10.19	$ 10.13	$ 9.97	$ 9.88
Total Investment Return[3]
Based on net asset value	0.91%[4]	3.41%	3.27%	1.23%[4]
Ratios to Average Net Assets
Total expenses	1.45%[5]	1.52%	1.78%	2.06%[5]
Total expenses after fees waived	1.44%[5]	1.35%	1.35%	1.36%[5]
Net investment income	0.60%[5]	1.56%	2.28%	2.37%[5]
Supplemental Data
Net assets, end of period (000)	$ 112,220	$ 69,632	$ 7,365	$ 2,084
Portfolio turnover	14%	21%	33%	110%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.

See Notes to Financial Statements.

54 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights				BlackRock Municipal Insured Fund
			Insitutional
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 7.17	$ 7.42	$ 7.67	$ 7.69	$ 8.00	$ 7.70
Net investment income[1]	0.17	0.35	0.33	0.32	0.35	0.36
Net realized and unrealized gain (loss)	0.30	(0.25)	(0.23)	0.03	(0.28)	0.30
Net increase from investment operations	0.47	0.10	0.10	0.35	0.07	0.66
Dividends and distributions from:
Net investment income	(0.18)	(0.35)	(0.34)	(0.33)	(0.35)	(0.36)
Net realized gain	—	(0.00)[2]	(0.01)	(0.04)	(0.03)	—
Total dividends and distributions	(0.18)	(0.35)	(0.35)	(0.37)	(0.38)	(0.36)
Net asset value, end of period	$ 7.46	$ 7.17	$ 7.42	$ 7.67	$ 7.69	$ 8.00
Total Investment Return[3]
Based on net asset value	6.57%[4]	1.52%	1.37%	4.60%	0.82%	8.74%
Ratios to Average Net Assets
Total expenses	0.53%[5]	0.67%	0.85%	0.87%	0.74%	0.64%
Total expenses after fees waived	0.52%[5]	0.66%	0.84%	0.87%	0.74%	0.63%
Total expenses after fees waived and excluding interest expense and fees[6]	0.47%[5]	0.47%	0.46%	0.47%	0.45%	0.46%
Net investment income	4.57%[5]	4.93%	4.38%	4.42%	4.40%	4.58%
Supplemental Data
Net assets, end of period (000)	$ 510,965	$493,427	$545,130	$604,691	$639,687	$707,134
Portfolio turnover	8%	15%	40%	36%	41%	47%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 55

Financial Highlights (continued)				BlackRock Municipal Insured Fund
			Investor A
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 7.17	$ 7.41	$ 7.67	$ 7.68	$ 8.00	$ 7.70
Net investment income[1]	0.16	0.33	0.31	0.33	0.33	0.34
Net realized and unrealized gain (loss)	0.30	(0.24)	(0.24)	0.01	(0.29)	0.30
Net increase from investment operations	0.46	0.09	0.07	0.34	0.04	0.64
Dividends and distributions from:
Net investment income	(0.17)	(0.33)	(0.32)	(0.31)	(0.33)	(0.34)
Net realized gain	—	(0.00)[2]	(0.01)	(0.04)	(0.03)	—
Total dividends and distributions	(0.17)	(0.33)	(0.33)	(0.35)	(0.36)	(0.34)
Net asset value, end of period	$ 7.46	$ 7.17	$ 7.41	$ 7.67	$ 7.68	$ 8.00
Total Investment Return[3]
Based on net asset value	6.43%[4]	1.39%	0.96%	4.47%	0.44%	8.47%
Ratios to Average Net Assets
Total expenses	0.78%[5]	0.93%	1.11%	1.13%	0.99%	0.89%
Total expenses after fees waived	0.78%[5]	0.92%	1.10%	1.12%	0.99%	0.88%
Total expenses after fees waived and excluding interest expense and fees[6]	0.72%[5]	0.73%	0.72%	0.72%	0.70%	0.71%
Net investment income	4.31%[5]	4.67%	4.12%	4.17%	4.15%	4.33%
Supplemental Data
Net assets, end of period (000)	$ 198,865	$189,614	$169,010	$172,236	$172,083	$182,216
Portfolio turnover	8%	15%	40%	36%	41%	47%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

56 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (continued)				BlackRock Municipal Insured Fund
			Investor B
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 7.16	$ 7.41	$ 7.67	$ 7.68	$ 7.99	$ 7.69
Net investment income[1]	0.14	0.29	0.27	0.29	0.29	0.30
Net realized and unrealized gain (loss)	0.31	(0.25)	(0.24)	0.01	(0.28)	0.30
Net increase from investment operations	0.45	0.04	0.03	0.30	0.01	0.60
Dividends and distributions from:
Net investment income	(0.15)	(0.29)	(0.28)	(0.27)	(0.29)	(0.30)
Net realized gain	—	(0.00)[2]	(0.01)	(0.04)	(0.03)	—
Total dividends and distributions	(0.15)	(0.29)	(0.29)	(0.31)	(0.32)	(0.30)
Net asset value, end of period	$ 7.46	$ 7.16	$ 7.41	$ 7.67	$ 7.68	$ 7.99
Total Investment Return[3]
Based on net asset value	6.30%[4]	0.73%	0.45%	3.95%	0.05%	7.93%
Ratios to Average Net Assets
Total expenses	1.31%[5]	1.45%	1.61%	1.63%	1.50%	1.40%
Total expenses after fees waived	1.30%[5]	1.44%	1.61%	1.63%	1.50%	1.39%
Total expenses after fees waived and excluding interest expense and fees[6]	1.25%[5]	1.25%	1.23%	1.23%	1.21%	1.21%
Net investment income	3.79%[5]	4.15%	3.61%	3.67%	3.64%	3.83%
Supplemental Data
Net assets, end of period (000)	$ 19,464	$ 20,504	$ 33,422	$ 45,533	$ 66,477	$ 91,355
Portfolio turnover	8%	15%	40%	36%	41%	47%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 57

Financial Highlights (concluded)		BlackRock Municipal Insured Fund
		Investor C
	Six Months Ended			Period
	December 31,			October 2, 2006[1]
		Year Ended June 30,
	2009			to June 30,
	(Unaudited)	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 7.17	$ 7.42	$ 7.68	$ 7.88
Net investment income[2]	0.14	0.28	0.25	0.17
Net realized and unrealized gain (loss)	0.30	(0.26)	(0.24)	(0.14)
Net increase from investment operations	0.44	0.02	0.01	0.03
Dividends and distributions from:
Net investment income	(0.14)	(0.27)	(0.26)	(0.19)
Net realized gain	—	(0.00)[3]	(0.01)	(0.04)
Total dividends and distributions	(0.14)	(0.27)	(0.27)	(0.23)
Net asset value, end of period	$ 7.47	$ 7.17	$ 7.42	$ 7.68
Total Investment Return[4]
Based on net asset value	6.17%[5]	0.51%	0.22%	0.34%[5]
Ratios to Average Net Assets
Total expenses	1.53%[6]	1.68%	1.85%	1.90%[6]
Total expenses after fees waived	1.53%[6]	1.67%	1.84%	1.90%[6]
Total expenses after fees waived and excluding interest expense and fees[7]	1.47%[6]	1.48%	1.46%	1.51%[6]
Net investment income	3.56%[6]	3.92%	3.37%	3.37%[6]
Supplemental Data
Net assets, end of period (000)	$ 36,621	$ 27,375	$ 13,674	$ 4,542
Portfolio turnover	8%	15%	40%	36%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Amount is less than $(0.01) per share.
[4] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Annualized.
[7] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

58 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (concluded)				BlackRock Municipal Insured Fund
			Investor C1
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 7.16	$ 7.41	$ 7.67	$ 7.68	$ 8.00	$ 7.69
Net investment income[1]	0.14	0.29	0.27	0.28	0.28	0.30
Net realized and unrealized gain (loss)	0.31	(0.25)	(0.24)	0.02	(0.29)	0.31
Net increase (decrease) from investment operations	0.45	0.04	0.03	0.30	(0.01)	0.61
Dividends and distributions from:
Net investment income	(0.15)	(0.29)	(0.28)	(0.27)	(0.28)	(0.30)
Net realized gain	—	(0.00)[2]	(0.01)	(0.04)	(0.03)	—
Total dividends and distributions	(0.15)	(0.29)	(0.29)	(0.31)	(0.31)	(0.30)
Net asset value, end of period	$ 7.46	$ 7.16	$ 7.41	$ 7.67	$ 7.68	$ 8.00
Total Investment Return[3]
Based on net asset value	6.28%[4]	0.69%	0.41%	3.90%	(0.12)%	8.01%
Ratios to Average Net Assets
Total expenses	1.34%[5]	1.49%	1.66%	1.68%	1.55%	1.45%
Total expenses after fees waived	1.34%[5]	1.48%	1.65%	1.68%	1.55%	1.44%
Total expenses after fees waived and excluding interest expense and fees[6]	1.28%[5]	1.29%	1.27%	1.28%	1.26%	1.26%
Net investment income	3.75%[5]	4.11%	3.57%	3.63%	3.59%	3.77%
Supplemental Data
Net assets, end of period (000)	$ 35,043	$ 34,500	$ 42,655	$ 51,452	$ 61,046	$ 64,682
Portfolio turnover	8%	15%	40%	36%	41%	47%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 59

Financial Highlights				BlackRock National Municipal Fund
			Institutional
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.61	$ 9.95	$ 10.39	$ 10.36	$ 10.66	$ 10.29
Net investment income[1]	0.24	0.48	0.48	0.49	0.51	0.53
Net realized and unrealized gain (loss)	0.41	(0.35)	(0.44)	0.05	(0.30)	0.37
Net increase from investment operations	0.65	0.13	0.04	0.54	0.21	0.90
Dividends and distributions from net investment income	(0.24)	(0.47)	(0.48)	(0.51)	(0.51)	(0.53)
Net asset value, end of period	$ 10.02	$ 9.61	$ 9.95	$ 10.39	$ 10.36	$ 10.66
Total Investment Return[2]
Based on net asset value	6.76%[3]	1.56%	0.35%	5.06%	2.02%	8.89%
Ratios to Average Net Assets
Total expenses	0.61%[4]	0.67%	0.79%	1.00%	0.85%	0.72%
Total expenses after fees waived	0.61%[4]	0.65%	0.78%	0.99%	0.84%	0.72%
Total expenses after fees waived and excluding interest expense and fees[5]	0.59%[4]	0.60%	0.60%	0.59%	0.58%	0.59%
Net investment income	4.72%[4]	5.10%	4.69%	4.66%	4.87%	5.02%
Supplemental Data
Net assets, end of period (000)	$ 1,010,551	$934,807	$977,642	$976,153	$890,984	$909,125
Portfolio turnover	41%	65%	61%	46%	56%	33%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] Annualized.
[5] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

60 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (continued)				BlackRock National Municipal Fund
			Investor A
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.62	$ 9.96	$ 10.39	$ 10.37	$ 10.67	$ 10.29
Net investment income[1]	0.23	0.46	0.45	0.46	0.49	0.50
Net realized and unrealized gain (loss)	0.39	(0.35)	(0.43)	0.03	(0.30)	0.38
Net increase from investment operations	0.62	0.11	0.02	0.49	0.19	0.88
Dividends from net investment income	(0.22)	(0.45)	(0.45)	(0.47)	(0.49)	(0.50)
Net asset value, end of period	$ 10.02	$ 9.62	$ 9.96	$ 10.39	$ 10.37	$ 10.67
Total Investment Return[2]
Based on net asset value	6.51%[3]	1.32%	0.22%	4.71%	1.77%	8.73%
Ratios to Average Net Assets
Total expenses	0.86%[4]	0.91%	1.02%	1.24%	1.10%	0.97%
Total expenses after fees waived	0.86%[4]	0.90%	1.01%	1.24%	1.09%	0.97%
Total expenses after fees waived and excluding interest expense and fees[5]	0.84%[4]	0.84%	0.82%	0.84%	0.83%	0.84%
Net investment income	4.47%[4]	4.87%	4.46%	4.43%	4.61%	4.76%
Supplemental Data
Net assets, end of period (000)	$ 728,833	$635,090	$472,018	$349,225	$283,814	$248,231
Portfolio turnover	41%	65%	61%	46%	56%	33%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] Annualized.
[5] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 61

Financial Highlights (continued)				BlackRock National Municipal Fund
			Investor B
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.61	$ 9.95	$ 10.38	$ 10.36	$ 10.66	$ 10.28
Net investment income[1]	0.20	0.41	0.40	0.41	0.43	0.45
Net realized and unrealized gain (loss)	0.40	(0.35)	(0.43)	0.02	(0.30)	0.38
Net increase (decrease) from investment operations	0.60	0.06	(0.03)	0.43	0.13	0.83
Dividends from net investment income	(0.20)	(0.40)	(0.40)	(0.41)	(0.43)	(0.45)
Net asset value, end of period	$ 10.01	$ 9.61	$ 9.95	$ 10.38	$ 10.36	$ 10.66
Total Investment Return[2]
Based on net asset value	6.24%[3]	0.79%	(0.30)%	4.18%	1.25%	8.18%
Ratios to Average Net Assets
Total expenses	1.38%[4]	1.43%	1.54%	1.75%	1.61%	1.48%
Total expenses after fees waived	1.37%[4]	1.41%	1.53%	1.75%	1.60%	1.48%
Total expenses after fees waived and excluding interest expense and fees[5]	1.36%[4]	1.36%	1.35%	1.34%	1.34%	1.35%
Net investment income	3.95%[4]	4.35%	3.94%	3.92%	4.11%	4.27%
Supplemental Data
Net assets, end of period (000)	$ 52,241	$ 58,079	$ 69,859	$ 101,260	$ 134,177	$ 177,553
Portfolio turnover	41%	65%	61%	46%	56%	33%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] Annualized.
[5] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

62 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (continued)		BlackRock National Municipal Fund
		Investor C
	Six Months Ended			Period
	December 31,			October 2, 2006[1]
		Year Ended June 30,
	2009			to June 30,
	(Unaudited)	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.62	$ 9.96	$ 10.39	$ 10.57
Net investment income[2]	0.19	0.39	0.37	0.25
Net realized and unrealized gain (loss)	0.40	(0.35)	(0.43)	(0.16)
Net increase (decrease) from investment operations	0.59	0.04	(0.06)	0.09
Dividends from net investment income	(0.19)	(0.38)	(0.37)	(0.27)
Net asset value, end of period	$ 10.02	$ 9.62	$ 9.96	$ 10.39
Total Investment Return[3]
Based on net asset value	6.12%[4]	0.56%	(0.57)%	0.96%[4]
Ratios to Average Net Assets
Total expenses	1.60%[5]	1.66%	1.82%	2.05%[5]
Total expenses after fees waived	1.59%[5]	1.65%	1.81%	2.05%[5]
Total expenses after fees waived and excluding interest expense and fees[6]	1.58%[5]	1.59%	1.62%	1.65%[5]
Net investment income	3.73%[5]	4.12%	3.66%	3.59%[5]
Supplemental Data
Net assets, end of period (000)	$ 250,876	$195,475	$103,504	$ 41,676
Portfolio turnover	41%	65%	61%	46%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 63

Financial Highlights (concluded)				BlackRock National Municipal Fund
			Investor C1
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.61	$ 9.95	$ 10.39	$ 10.36	$ 10.66	$ 10.29
Net investment income[1]	0.20	0.41	0.40	0.41	0.43	0.44
Net realized and unrealized gain (loss)	0.41	(0.35)	(0.44)	0.04	(0.29)	0.37
Net increase (decrease) from investment operations	0.61	0.06	(0.04)	0.45	0.14	0.81
Dividends from net investment income	(0.20)	(0.40)	(0.40)	(0.42)	(0.44)	(0.44)
Net asset value, end of period	$ 10.02	$ 9.61	$ 9.95	$ 10.39	$ 10.36	$ 10.66
Total Investment Return[2]
Based on net asset value	6.33%[3]	0.76%	(0.44)%	4.23%	1.20%	8.02%
Ratios to Average Net Assets
Total expenses	1.41%[4]	1.46%	1.58%	1.80%	1.65%	1.53%
Total expenses after fees waived	1.41%[4]	1.44%	1.57%	1.80%	1.65%	1.53%
Total expenses after fees waived and excluding interest expense and fees[5]	1.39%[4]	1.39%	1.39%	1.39%	1.39%	1.40%
Net investment income	3.92%[4]	4.32%	3.90%	3.88%	4.05%	4.20%
Supplemental Data
Net assets, end of period (000)	$ 93,369	$ 95,790	$114,746	$140,653	$139,447	$107,893
Portfolio turnover	41%	65%	61%	46%	56%	33%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] Annualized.
[5] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

64 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights		BlackRock High Yield Municipal Fund
		Institutional
	Six Months Ended			Period
	December 31,			August 1, 2006[1]
		Year Ended June 30,
	2009			to June 30,
	(Unaudited)	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 7.29	$ 8.68	$ 9.96	$ 10.00
Net investment income[2]	0.23	0.48	0.44	0.39
Net realized and unrealized gain (loss)	0.90	(1.40)	(1.26)	(0.03)
Net increase (decrease) from investment operations	1.13	(0.92)	(0.82)	0.36
Dividends and distributions from:
Net investment income	(0.23)	(0.47)	(0.44)	(0.40)
Net realized gain	(0.01)	—	(0.02)	(0.00)[3]
Total dividends and distributions	(0.24)	(0.47)	(0.46)	(0.40)
Net asset value, end of period	$ 8.18	$ 7.29	$ 8.68	$ 9.96
Total Investment Return[4]
Based on net asset value	15.54%[5]	(10.40)%	(8.38)%	3.59%[5]
Ratios to Average Net Assets
Total expenses	0.86%[6]	0.93%	0.84%	0.96%[6]
Total expenses after fees waived	0.85%[6]	0.92%	0.81%	0.62%[6]
Total expenses after fees waived and excluding interest expense and fees[7]	0.83%[6]	0.89%	0.78%	0.62%[6]
Net investment income	5.82%[6]	6.52%	4.76%	4.35%[6]
Supplemental Data
Net assets, end of period (000)	$ 80,641	$ 45,997	$ 71,203	$ 62,464
Portfolio turnover	19%	39%	33%	16%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Amount is less than $(0.01) per share.
[4] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Annualized.
[7] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 65

Financial Highlights (continued)		BlackRock High Yield Municipal Fund
		Investor A
	Six Months Ended			Period
	December 31,			August 1, 2006[1]
		Year Ended June 30,
	2009			to June 30,
	(Unaudited)	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 7.28	$ 8.67	$ 9.95	$ 10.00
Net investment income[2]	0.22	0.44	0.41	0.32
Net realized and unrealized gain (loss)	0.90	(1.39)	(1.26)	0.01
Net increase (decrease) from investment operations	1.12	(0.95)	(0.85)	0.33
Dividends and distributions from:
Net investment income	(0.22)	(0.44)	(0.41)	(0.38)
Net realized gain	(0.01)	—	(0.02)	(0.00)[3]
Total dividends and distributions	(0.23)	(0.44)	(0.43)	(0.38)
Net asset value, end of period	$ 8.17	$ 7.28	$ 8.67	$ 9.95
Total Investment Return[4]
Based on net asset value	15.41%[5]	(10.67)%	(8.62)%	3.26%[5]
Ratios to Average Net Assets
Total expenses	1.10%[6]	1.18%	1.08%	1.19%[6]
Total expenses after fees waived	1.10%[6]	1.17%	1.05%	0.89%[6]
Total expenses after fees waived and excluding interest expense and fees[7]	1.07%[6]	1.14%	1.03%	0.89%[6]
Net investment income	5.47%[6]	6.13%	4.52%	4.16%[6]
Supplemental Data
Net assets, end of period (000)	$ 19,088	$ 4,798	$ 6,513	$ 5,892
Portfolio turnover	19%	39%	33%	16%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Amount is less than $(0.01) per share.
[4] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Annualized.
[7] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

66 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (concluded)		BlackRock High Yield Municipal Fund
		Investor C
	Six Months Ended			Period
	December 31,			August 1, 2006[1]
		Year Ended June 30,
	2009			to June 30,
	(Unaudited)	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 7.29	$ 8.68	$ 9.97	$ 10.00
Net investment income[2]	0.19	0.41	0.34	0.30
Net realized and unrealized gain (loss)	0.91	(1.41)	(1.27)	(0.02)
Net increase (decrease) from investment operations	1.10	(1.00)	(0.93)	0.28
Dividends and distributions from:
Net investment income	(0.19)	(0.39)	(0.34)	(0.31)
Net realized gain	(0.01)	—	(0.02)	(0.00)[3]
Total dividends and distributions	(0.20)	(0.39)	(0.36)	(0.31)
Net asset value, end of period	$ 8.19	$ 7.29	$ 8.68	$ 9.97
Total Investment Return[4]
Based on net asset value	15.09%[5]	(11.33)%	(9.40)%	2.84%[5]
Ratios to Average Net Assets
Total expenses	1.89%[6]	1.97%	1.85%	1.84%[6]
Total expenses after fees waived	1.89%[6]	1.97%	1.82%	1.53%[6]
Total expenses after fees waived and excluding interest expense and fees[7]	1.86%[6]	1.94%	1.80%	1.53%[6]
Net investment income	4.76%[6]	5.59%	3.76%	3.50%[6]
Supplemental Data
Net assets, end of period (000)	$ 10,123	$ 5,389	$ 4,527	$ 4,378
Portfolio turnover	19%	39%	33%	16%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Amount is less than $(0.01) per share.
[4] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Annualized.
[7] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 67

Financial Highlights					BlackRock New York Municipal Bond Fund
				Institutional
	Six Months		Period
	Ended		October 1,
	December 31,	Year Ended	2007 to
	2009	June 30,	June 30,		Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 9.81	$ 10.38	$ 10.84	$ 11.10	$ 11.05	$ 11.03	$ 11.23
Net investment income[1]	0.25	0.48	0.36	0.49	0.51	0.54	0.54
Net realized and unrealized gain (loss)	0.59	(0.56)	(0.46)	(0.26)	0.04	0.02	(0.20)
Net increase (decrease) from investment operations	0.84	(0.08)	(0.10)	0.23	0.55	0.56	0.34
Dividends and distributions from:
Net investment income	(0.25)	(0.49)	(0.36)	(0.49)	(0.50)	(0.54)	(0.54)
Net realized gain	—	—	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.25)	(0.49)	(0.36)	(0.49)	(0.50)	(0.54)	(0.54)
Net asset value, end of period	$ 10.40	$ 9.81	$ 10.38	$ 10.84	$ 11.10	$ 11.05	$ 11.03
Total Investment Return[3]
Based on net asset value	8.58%[4]	(0.60)%	(0.91)%[4]	2.12%	5.19%	5.15%	3.15%
Ratios to Average Net Assets
Total expenses	0.75%[5]	0.78%	0.82%[5]	0.85%	0.90%	0.89%	0.83%
Total expenses, after fees waived	0.75%[5]	0.77%	0.81%[5]	0.85%	0.90%	0.89%	0.82%
Total expenses after fees waived and excluding interest
expense and fees[6]	0.74%[5]	0.76%	0.74%[5]	0.73%	0.74%	0.74%	0.74%
Net investment income	4.80%[5]	5.01%	4.56%[5]	4.51%	4.64%	4.89%	4.90%
Supplemental Data
Net assets, end of period (000)	$ 19,871	$ 19,105	$ 17,949	$ 14,927	$ 10,995	$ 10,593	$ 10,332
Portfolio turnover	10%	30%	16%	19%	46%	24%	20%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

68 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (continued)		BlackRock New York Municipal Bond Fund
		Investor A
	Six Months		Period	Period
	Ended		October 1,	October 2,
	December 31, Year Ended		2007	2006[1]to
	2009	June 30,	to June 30,	September 30,
	(Unaudited)	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.82	$ 10.39	$ 10.85	$ 11.10
Net investment income[2]	0.24	0.46	0.34	0.46
Net realized and unrealized gain (loss)	0.58	(0.57)	(0.46)	(0.25)
Net increase (decrease) from investment operations	0.82	(0.11)	(0.12)	0.21
Dividends from net investment income	(0.23)	(0.46)	(0.34)	(0.46)
Net asset value, end of period	$ 10.41	$ 9.82	$ 10.39	$ 10.85
Total Investment Return[3]
Based on net asset value	8.44%[4]	(0.85)%	(1.10)%[4]	1.93%[4]
Ratios to Average Net Assets
Total expenses	1.02%[5]	1.05%	1.07%[5]	1.10%[5]
Total expenses after fees waived	1.01%[5]	1.04%	1.06%[5]	1.10%[5]
Total expenses after fees waived and excluding interest expense and fees[6]	1.01%[5]	1.02%	0.99%[5]	0.99%[5]
Net investment income	4.53%[5]	4.77%	4.31%[5]	4.27%[5]
Supplemental Data
Net assets, end of period (000)	$ 32,694	$ 20,528	$ 16,181	$ 11,964
Portfolio turnover	10%	30%	16%	19%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 69

Financial Highlights (continued)					BlackRock New York Municipal Bond Fund
				Investor A1
	Six Months		Period
	Ended		October 1,
	December 31,	Year Ended	2007 to
	2009	June 30,	June 30,		Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 9.82	$ 10.39	$ 10.85	$ 11.10	$ 11.05	$ 11.03	$ 11.23
Net investment income[1]	0.25	0.48	0.36	0.49	0.50	0.53	0.53
Net realized and unrealized gain (loss)	0.58	(0.57)	(0.47)	(0.26)	0.04	0.02	(0.20)
Net increase (decrease) from investment operations	0.83	(0.09)	(0.11)	0.23	0.54	0.55	0.33
Dividends and distributions from:
Net investment income	(0.24)	(0.48)	(0.35)	(0.48)	(0.49)	(0.53)	(0.53)
Net realized gain	—	—	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.24)	(0.48)	(0.35)	(0.48)	(0.49)	(0.53)	(0.53)
Net asset value, end of period	$ 10.41	$ 9.82	$ 10.39	$ 10.85	$ 11.10	$ 11.05	$ 11.03
Total Investment Return[3]
Based on net asset value	8.51%[4]	(0.70)%	(0.99)%[4]	2.11%	5.08%	5.05%	3.05%
Ratios to Average Net Assets
Total expenses	0.87%[5]	0.89%	0.92%[5]	0.95%	1.00%	0.99%	0.93%
Total expenses after fees waived	0.87%[5]	0.88%	0.91%[5]	0.95%	0.99%	0.99%	0.92%
Total expenses after fees waived and excluding interest
expense and fees[6]	0.86%[5]	0.87%	0.84%[5]	0.83%	0.84%	0.84%	0.84%
Net investment income	4.69%[5]	4.90%	4.45%[5]	4.40%	4.52%	4.79%	4.79%
Supplemental Data
Net assets, end of period (000)	$ 162,947	$ 157,706	$ 177,080	$ 204,497	$ 223,322	$ 141,319	$ 145,532
Portfolio turnover	10%	30%	16%	19%	46%	24%	20%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

70 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (continued)					BlackRock New York Municipal Bond Fund
				Investor B
	Six Months		Period
	Ended		October 1,
	December 31,	Year Ended	2007 to
	2009	June 30,	June 30,		Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 9.81	$ 10.38	$ 10.84	$ 11.10	$ 11.06	$ 11.04	$ 11.23
Net investment income[1]	0.22	0.44	0.33	0.44	0.45	0.49	0.49
Net realized and unrealized gain (loss)	0.59	(0.57)	(0.47)	(0.26)	0.04	0.01	(0.20)
Net increase (decrease) from investment operations	0.81	(0.13)	(0.14)	0.18	0.49	0.50	0.29
Dividends and distributions from:
Net investment income	(0.22)	(0.44)	(0.32)	(0.44)	(0.45)	(0.48)	(0.48)
Net realized gain	—	—	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.22)	(0.44)	(0.32)	(0.44)	(0.45)	(0.48)	(0.48)
Net asset value, end of period	$ 10.40	$ 9.81	$ 10.38	$ 10.84	$ 11.10	$ 11.06	$ 11.04
Total Investment Return[3]
Based on net asset value	8.30%[4]	(1.11)%	(1.29)%[4]	1.60%	4.56%	4.62%	2.72%
Ratios to Average Net Assets
Total expenses	1.29%[5]	1.30%	1.31%[5]	1.36%	1.41%	1.40%	1.33%
Total expenses after fees waived	1.28%[5]	1.29%	1.31%[5]	1.36%	1.41%	1.40%	1.33%
Total expenses after fees waived and excluding interest
expense and fees[6]	1.28%[5]	1.27%	1.24%[5]	1.24%	1.25%	1.25%	1.25%
Net investment income	4.28%[5]	4.48%	4.06%[5]	3.99%	4.14%	4.38%	4.39%
Supplemental Data
Net assets, end of period (000)	$ 10,768	$ 11,770	$ 18,535	$ 25,264	$ 34,921	$ 45,506	$ 57,409
Portfolio turnover	10%	30%	16%	19%	46%	24%	20%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 71

Financial Highlights (continued)		BlackRock New York Municipal Bond Fund
		Investor C
	Six Months		Period	Period
	Ended		October 1,	October 2,
	December 31,	Year Ended	2007	2006[1] to
	2009	June 30,	to June 30,	Septemeber 30,
	(Unaudited)	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.81	$ 10.38	$ 10.84	$ 11.10
Net investment income[2]	0.20	0.39	0.28	0.37
Net realized and unrealized gain (loss)	0.59	(0.56)	(0.46)	(0.25)
Net increase (decrease) from investment operations	0.79	(0.17)	(0.18)	0.12
Dividends from net investment income	(0.20)	(0.40)	(0.28)	(0.38)
Net asset value, end of period	$ 10.40	$ 9.81	$ 10.38	$ 10.84
Total Investment Return[3]
Based on net asset value per share	8.04%[4]	(1.59)%	(1.65)%[4]	1.08%[4]
Ratios to Average Net Assets
Total expenses	1.75%[5]	1.79%	1.82%[5]	1.85%[5]
Total expenses after fees waived	1.75%[5]	1.78%	1.81%[5]	1.85%[5]
Total expenses after fees waived and excluding interest expense and fees[6]	1.74%[5]	1.76%	1.74%[5]	1.74%[5]
Net investment income	3.80%[5]	4.03%	3.57%[5]	3.52%[5]
Supplemental Data
Net assets, end of period (000)	$ 16,813	$ 12,294	$ 8,535	$ 4,611
Portfolio turnover	10%	30%	16%	19%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

72 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (concluded)					BlackRock New York Municipal Bond Fund
				Investor C1
	Six Months		Period
	Ended		October 1,
	December 31,	Year Ended	2007 to
	2009	June 30,	June 30,		Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 9.81	$ 10.39	$ 10.85	$ 11.10	$ 11.06	$ 11.04	$ 11.24
Net investment income[1]	0.22	0.43	0.32	0.43	0.44	0.48	0.48
Net realized and unrealized gain (loss)	0.60	(0.58)	(0.47)	(0.25)	0.04	0.01	(0.21)
Net increase (decrease) from investment operations	0.82	(0.15)	(0.15)	0.18	0.48	0.49	0.27
Dividends and distributions from:
Net investment income	(0.22)	(0.43)	(0.31)	(0.43)	(0.44)	(0.47)	(0.47)
Net realized gain	—	—	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.22)	(0.43)	(0.31)	(0.43)	(0.44)	(0.47)	(0.47)
Net asset value, end of period	$ 10.41	$ 9.81	$ 10.39	$ 10.85	$ 11.10	$ 11.06	$ 11.04
Total Investment Return[3]
Based on net asset value	8.36%[4]	(1.29)%	(1.35)%[4]	1.61%	4.46%	4.52%	2.53%
Ratios to Average Net Assets
Total expenses	1.36%[5]	1.38%	1.41%[5]	1.45%	1.51%	1.50%	1.43%
Total expenses after fees waived	1.36%[5]	1.37%	1.40%[5]	1.45%	1.50%	1.50%	1.43%
Total expenses after fees waived and excluding interest
expense and fees[6]	1.35%[5]	1.36%	1.33%[5]	1.33%	1.35%	1.35%	1.35%
Net investment income	4.20%[5]	4.41%	3.97%[5]	3.91%	4.03%	4.28%	4.29%
Supplemental Data
Net assets, end of period (000)	$ 12,523	$ 12,491	$ 14,217	$ 16,364	$ 18,984	$ 17,080	$ 17,309
Portfolio turnover	10%	30%	16%	19%	46%	24%	20%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 73

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Short-Term Municipal Fund (“Short-Term Municipal”), BlackRock
Municipal Insured Fund (“Municipal Insured”), BlackRock National
Municipal Fund (“National Municipal”) and BlackRock High Yield Municipal
Fund (“High Yield Municipal”) of BlackRock Municipal Bond Fund, Inc.
(“The Bond Fund”) and BlackRock New York Municipal Bond Fund (“New
York Municipal”) of BlackRock Multi-State Series Trust (the “Funds” or indi-
vidually as the “Fund”) are registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Bond Fund is organized as a Maryland corpora-
tion. BlackRock Multi-State Series Trust is organized as a Massachusetts business trust. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates. Each Fund offers multiple classes of shares. BlackRock and Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A
Shares are generally sold with a front-end sales charge. Investor A1,
Investor B, and Investor C1 Shares are not generally available except for dividend and capital gains reinvestment. Shares of Investor B, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor
A1, Investor B, Investor C and Investor C1 Shares bear certain expenses related to the shareholding servicing of such shares, and Investor B,
Investor C, and Investor C1 Shares also bear certain expenses related to the distribution of such shares. For Short-Term Municipal and New York
Municipal, the shares automatically convert to Investor A1 Shares after approximately 10 years. For Municipal Insured and National Municipal, the shares automatically convert to Investor A Shares after approximately 10 years. Investor A1, Investor B and Investor C1 Shares are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee benefits plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and dis-
tribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A and Investor A1 distribution plans).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ policy is to value instruments at fair value. Municipal investments (including commitments to purchase such investments on a
“when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund’s Board of
Directors or Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pric-
ing matrixes, market transactions in comparable investments and informa-
tion with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price.
Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by each Fund’s Board as reflecting fair value
(“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-
advisor deems relevant.

Forward Commitments and When-Issued Delayed Delivery Securities: Each
Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such trans-
actions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such con-
ditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the
Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed deliv-
ery basis, the Funds assume the rights and risks of ownership of the secu-
rity, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized gain of the commitment, which is shown on the Schedules of Investments, if any.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds
leverage their assets through the use of tender option bond trusts (“TOBs”).
A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has con-
tributed bonds. A TOB typically issues two classes of beneficial interests:
short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a
Fund include the right of the Fund (1) to cause the holders of a propor-
tional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Funds. The TOB may also be termi-
nated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal bonds. Each Fund’s transfer of the

74 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Notes to Financial Statements (continued)

municipal bonds to a TOB is accounted for as a secured borrowing, there-
fore the municipal bonds deposited into a TOB are presented in the Funds’
Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the
Statements of Assets and Liabilities.

Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certifi-
cates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At December 31, 2009, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certifi-
cates and the range of interest rates on the liability for the trust certificates were as follows:

Underlying
	Municipal
	Bonds	Liability for	Range of
	Transferred	Trust	Interest
	to TOBs	Certificates	Rates
Municipal Insured	$134,597,609	$ 63,525,532	0.23% –
			0.70%
National Municipal	$142,188,287	$ 70,147,610	0.21% –
			0.40%
High Yield Municipal	$ 9,931,590	$ 4,843,996	0.23% –
			0.38%
New York Municipal	$ 5,802,337	$ 2,805,170	0.25% –
			0.40%
For this six months ended December 31, 2009, the Funds’ average trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:
	Average Trust		Daily Weighted
		Certificates	Average
	Outstanding		Interest Rate
Municipal Insured	$ 58,140,679		0.77%
National Municipal	$ 57,062,697		0.59%
High Yield Municipal.	$ 3,201,988		0.32%
New York Municipal	$ 2,277,061		0.68%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ investment income and distributions to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset values per share.

Zero-Coupon Bonds: Each Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”)
require that the Funds either deliver collateral or segregate assets in con-
nection with certain investments (e.g., financial futures contracts and swaps) each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit secu-
rities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transac-
tions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual method. Each Fund amortizes all premiums and discounts on debt securities. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limita-
tions on the Funds’ US federal tax returns, except New York Municipal, remain open for each of the four years ended June 30, 2009. The statute of limitations on New York Municipal’s US federal tax returns remain open for each of the periods ended September 30, 2006, September 30, 2007,
June 30, 2008 and June 30, 2009. The statutes of limitations on the
Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, rep-
resentational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclo-
sure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ financial statements and disclo-
sures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance for improving disclo-
sure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures

SEMI-ANNUAL REPORT DECEMBER 31, 2009 75

Notes to Financial Statements (continued)

about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3).
It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation tech-
niques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after
December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Funds’ financial statements and disclo-
sures, if any, is currently being assessed.

Bank Overdraft: National Municipal recorded a bank overdraft, which resulted from estimates of available cash.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

2. Derivative Financial Instruments

Each Fund may engage in various portfolio investment strategies both to increase the returns of the Fund and to economically hedge, or protect, exposure to certain risks such as interest rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices.
Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchanges on which they trade.

Financial Futures Contracts: The Funds may purchase or sell financial futures contracts and options on financial futures contracts to gain expo-
sure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Funds as unrealized gains or losses. When the contract is closed the
Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:
Values of Derivative Instruments as of December 31, 2009

Asset Derivatives

Statements of
Assets and
Liabilities	Municipal	National	High Yield	New York
Location	Insured	Municipal	Municipal Municipal
Net unrealized
Interest rate	appreciation/
contracts*	depreciation	$ 10,822	$ 41,485	$ 2,255	$ 7,215
* Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.
The Effect of Derivative Instruments on the Statements of Operations
Year Ended December 31, 2009

Net Realized Gain (Loss) from

National	High Yield	New York
Municipal	Municipal	Municipal
Interest rate contracts:
Financial futures contracts	$ 518,722	$ 41,299	$ (25,740)
Net Change in Unrealized Appreciation/Depreciation on

Municipal	National	High Yield	New York
Insured	Municipal	Municipal	Municipal
Interest rate contracts:
Financial futures
contracts	$ 10,822	$ 41,485	$ 2,255	$ 7,215
For the six months ended December 31, 2009, the average derivative activity was as follows:
Municipal	National	High Yield	New York
Insured	Municipal	Municipal	Municipal
Futures:
Average number
of contracts	12	46	3	32
Average value	$ 5,411	$ 20,743	$ 1,128	$ 45,661

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation
(“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of
BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Each Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services,

76 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Notes to Financial Statements (continued)

each Fund pays the Manager a monthly fee at the following annual rates of each Fund’s average daily net assets as follows:

	Rate of Advisory Fee
Aggregate of Average
Daily Net Assets of the	Short-Term	Municipal	National
Three Combined Funds[1]	Municipal	Insured	Municipal
Not exceeding $250 million	0.400%	0.400%	0.500%
In excess of $250 million but
not exceeding $400 million	0.375%	0.375%	0.475%
In excess of $400 million but
not exceeding $550 million	0.350%	0.375%	0.475%
In excess of $550 million but
not exceeding $1.5 billion	0.325%	0.375%	0.475%
In excess of $1.5 billion	0.325%	0.350%	0.475%
[1] The portion of the assets of a Fund to which the rate of each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applica-
ble to a breakpoint level is determined by dividing the amount of the aggregate aver-
age daily net assets of the three combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the three combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

For Short-Term Municipal, the Manager has voluntarily agreed to waive or reimburse fees and expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses until June 30, 2010, in order to limit expenses. This agreement is reviewed annually by the Board. The expense limitations as a percentage of net assets are as follows: 0.40% for Institutional Shares, 0.69% for
Investor A Shares, 0.52% for Investor A1 Shares, 0.81% for Investor B
Shares and 1.55% for Investor C Shares. For the six months ended
December 31, 2009, the Manager waived $132,845 which is included in fees waived by advisor on the Statements of Operations.

High Yield Municipal’s rates are as follows: 0.55% of the Fund’s average daily net assets not exceeding $250 million; 0.525% of average daily net assets in excess of $250 million but not exceeding $500 million; and
0.50% of average daily net assets in excess of $500 million. In addition, for High Yield Municipal, the Manager has voluntarily agreed to waive a por-
tion of the investment advisory fee. The amount of the waiver is determined monthly and can be discontinued at any time.

New York Municipal’s rates are as follows: 0.55% of the Fund’s average daily net assets not exceeding $500 million; 0.525% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and
0.50% of average daily net assets in excess of $1 billion.

The Manager has also agreed to waive its advisory fees by the amount of investment advisory fee each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are in-
cluded in fees waived by advisor in the Statements of Operations. For the six months ended December 31, 2009, the amounts waived were as follows:

Fees Waived by
Manager
Short-Term Municipal	$37,829
Municipal Insured	$14,527
National Municipal	$55,533
High Yield Municipal	$ 1,683
New York Municipal	$ 4,260

The Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC, (“BIM”), an affiliate of the
Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended December 31, 2009, the Funds reimbursed the Manager for certain accounting services, which are included in account-
ing services in the Statements of Operations. The reimbursements were as follows:

Reimbursement
to Manager
Short-Term Municipal	$ 7,591
Municipal Insured	$ 8,551
National Municipal	$20,528
High Yield Municipal	$ 690
New York Municipal	$ 2,484

The Funds have entered into a Distribution Agreement and Distribution
Plans with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, each Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

			Service Fees
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
Investor A	0.25%	0.25%	0.25%	0.25%	0.25%
Investor A1	0.10%	—	—	—	0.10%
Investor B	0.15%	0.25%	0.25%	—	0.25%
Investor C	0.25%	0.25%	0.25%	0.25%	0.25%
Investor C1	—	0.25%	0.25%	—	0.25%
		Distribution Fees
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
Investor B	0.20%	0.50%	0.50%	—	0.25%
Investor C	0.75%	0.75%	0.75%	0.75%	0.75%
Investor C1	—	0.55%	0.55%	—	0.35%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution-related services to
Investor A, Investor A1, Investor B, Investor C and Investor C1 shareholders.

For the six months ended December 31, 2009, affiliates earned underwrit-
ing discounts, direct commissions and dealer concessions on sales of the
Funds’ Investor A Shares which totaled as follows:

	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
Investor A	$34,665	$19,841	$88,735	$ 5,532	$ 5,299

SEMI-ANNUAL REPORT DECEMBER 31, 2009 77

Notes to Financial Statements (continued)

For the six months ended December 31, 2009, affiliates received contin-
gent deferred sales charges relating to transactions in Investor B, Investor C and Investor C1 Shares as follows:

	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
Investor B	$ 641	$ 2,094	$15,483	—	$ 993
Investor C	$32,204	$ 3,025	$30,859	$1,803	$ 705
Investor C1	—	$ 577	$ 1,059	—	$ 101
In addition, affiliates received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers relating to Investor A
Shares as follows:
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
Investor A	$11,372	$ 150	$59,022	$50,000	—

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned sub-
sidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Each class of the Funds bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for share-
holder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Funds, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administra-
tive services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended December 31,
2009, the Funds paid the following fees in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Short-Term Municipal	$124,154
Municipal Insured	$ 7
National Municipal	$ 913
High Yield Municipal	$ 1,562
New York Municipal	$ 60,541

The Manager maintains a call center, which is responsible for providing cer-
tain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from share-
holders with respect to the subscription and redemption of Fund shares.
For the six months ended December 31, 2009, the following amounts have been accrued by the Funds to reimburse the Manager for costs incurred running the call center, which are included in transfer agent — class spe-
cific in the Statements of Operations.

			Call Center Fees
		Short-Term	Municipal	National	High Yield	New York
		Municipal	Insured	Municipal	Municipal	Municipal
BlackRock		$ 12	—	—	—	—
Institutional		$1,820	$4,245	$12,405	$ 153	$ 97
Investor A		$1,305	$1,935	$ 8,487	$ 149	$ 271
Investor A1		$ 594	—	—	—	$1,787
Investor B		$ 97	$ 167	$ 585	—	$ 103
Investor C		$ 819	$ 255	$ 1,849	$ 100	$ 164
Investor C1	-	—	$ 327	$ 789	—	$ 104

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2009, were as follows:

	Purchases	Sales
Short-Term Municipal	$ 421,546,724	$ 110,737,862
Municipal Insured	$ 85,928,962	$ 61,853,556
National Municipal	$1,045,675,740	$ 768,441,266
High Yield Municipal	$ 52,829,616	$ 14,763,964
New York Municipal	$ 32,790,047	$ 25,135,903

5. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Funds may borrow up to the maximum amount allowable under each Fund’s current Prospectus and
Statement of Additional Information, subject to various other legal, regula-
tory or contractual limits. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Fund based on its net assets as of October
31, 2008; a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations, and interest at a rate equal to the higher of (i) 1.50% and (ii) 50% of the CDX Index
(as defined in the credit agreement) on amounts borrowed. Effective
November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Fund based on its net assets as of October 31,
2009, a commitment fee of 0.10% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Funds did not borrow under the credit agreement during the year ended December 31, 2009.

78 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Notes to Financial Statements (continued)

6. Income Tax Information:

As of June 30, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Short-Term	Municipal	National	High Yield	New York
	Municipal	insured	Municipal	Municipal	Municipal
Expires June 30,
2010	—	—	$ 444,566	—	—
2011	$ 32,641	—	942,957	—	—
2012	331,374	—	1,591,140	—	—
2013	1,178,808	—	48,027	—	$ 8,935,207
2014	4,110,940	—	—	—	—
2015	2,987,949	—	259,851	—	—
2016	322,206	—	1,320,166	$ 258,523	—
2017	—	$ 6,021,988	19,350,079	3,758,709	2,020,225
Total	$ 8,963,918	$ 6,021,988	$ 23,956,786	$ 4,017,232	$ 10,955,432

7. Concentration, Market and Credit Risk:

Many municipalities insure repayment of their bonds, which may reduce the risk of loss due to credit risk. The market value of these bonds may fluctu-
ate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securi-
ties are owned by the Funds; conditions affecting the general economy;
overall market changes; local, regional or global political, social or eco-
nomic instability; and currency and interest rate and price fluctuations.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the
Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is gen-
erally approximated by their value recorded in the Funds’ Statements of
Assets and Liabilities, less any collateral held by the Funds.

New York Municipal invests a substantial amount of its assets in issuers located in a single state or a limited number of states. Please see New York
Municipal’s Schedule of Investments for concentration in specific states.

8. Reorganization:

On February 23, 2009 (the “Reorganization Date”), National Municipal
acquired all of the assets and certain stated liabilities of BlackRock Florida
Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
(“Florida Municipal”). The reorganization was pursuant to an Agreement and
Plan of Reorganization, which was approved by the shareholders of Florida
Municipal on January 20, 2009. Under the Agreement and Plan of
Reorganization, 201,716 Investor A Shares and 4,540,365 Investor A1
Shares, 978,873 Investor B Shares, 265,991 Investor C Shares, 973,990
Investor C1 Shares and 1,391,348 Institutional Shares of Florida Municipal
were exchanged for 4,478,243 Investor A Shares, 926,855 Investor B
Shares, 250,847 Investor C Shares, 920,024 Investor C1 Shares, and
1,316,862 Institutional Shares, respectively, of National Municipal. The conversion ratios for Investor A Shares, Investor A1 Shares, Investor B
Shares, Investor C Shares, Investor C1 Shares and Institutional Shares were
0.943518, 0.944400, 0.946859, 0.943066, 0.944593 and 0.946465,
respectively. The assets of Florida Municipal, which consisted of securities and related receivables less liabilities were converted on a tax free basis.
On the Reorganization Date, the net assets of National Municipal were val-
ued at $1,783,003,795 (including net assets of $74,311,909 for Florida
Municipal, which included $2,960,415 of accumulated net realized loss and $6,897,370 of net unrealized depreciation).

9. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended		Year Ended
	December 31, 2009		June 30, 2009
Short-Term Municipal	Shares	Amount	Shares	Amount
BlackRock
Shares sold	306,164	$ 3,121,141	112,538	$ 1,139,685
Shares issued to shareholders in reinvestment of dividends	2,868	29,204	4,126	41,504
Total issued	309,032	3,150,345	116,664	1,181,189
Shares redeemed	(10)	(100)	(60,135)	(603,478)
Net increase	309,022	$ 3,150,245	56,529	$ 577,711

SEMI-ANNUAL REPORT DECEMBER 31, 2009 79

Notes to Financial Statements (continued)
	Six Months Ended		Year Ended
	December 31, 2009		June 30, 2009
Short-Term Municipal (concluded)	Shares	Amount	Shares	Amount
Institutional
Shares sold	31,768,505	$323,056,985	30,230,793	$304,895,708
Shares issued to shareholders in reinvestment of dividends	195,362	1,987,487	290,901	2,927,276
Total issued	31,963,867	325,044,472	30,521,694	307,822,984
Shares redeemed	(9,627,550)	(97,949,757)	(8,933,649)	(89,726,234)
Net increase	22,336,317	$227,094,715	21,588,045	$218,096,750
Investor A
Shares sold and automatic conversion of shares	11,413,418	$116,136,523	12,990,356	$131,223,446
Shares issued to shareholders in reinvestment of dividends	86,104	876,226	60,059	606,385
Total issued	11,499,522	117,012,749	13,050,415	131,829,831
Shares redeemed	(3,011,972)	(30,650,786)	(2,017,284)	(20,331,780)
Net increase	8,487,550	$ 86,361,963	11,033,131	$111,498,051
Investor A1
Shares sold	18,609	$ 189,400	60,500	$ 607,223
Shares issued to shareholders in reinvestment of dividends	34,992	356,278	133,753	1,345,087
Total issued	53,601	545,678	194,253	1,952,310
Shares redeemed	(579,012)	(5,895,780)	(3,019,589)	(30,352,718)
Net decrease	(525,411)	$ (5,350,102)	(2,825,336)	$ (28,400,408)
Investor B
Shares sold	13,575	$ 138,183	187,443	$ 1,880,888
Shares issued to shareholders in reinvestment of dividends	4,048	41,182	15,683	157,656
Total issued	17,623	179,365	203,126	2,038,544
Shares redeemed and automatic conversion of shares	(135,182)	(1,375,338)	(288,235)	(2,896,017)
Net decrease	(117,559)	$ (1,195,973)	(85,106)	$ (857,473)
Investor C
Shares sold	5,436,897	$ 55,295,063	7,199,561	$ 72,540,245
Shares issued to shareholders in reinvestment of dividends	20,569	209,241	33,190	334,681
Total issued	5,457,466	55,504,304	7,232,751	72,874,926
Shares redeemed	(1,320,375)	(13,436,221)	(1,097,941)	(11,061,640)
Net increase	4,137,091	$ 42,068,083	6,134,810	$ 61,813,286
Municipal Insured
Institutional
Shares sold	1,996,751	$ 14,924,273	3,226,075	$ 22,737,812
Shares issued to shareholders in reinvestment of dividends
and distributions	806,528	5,993,243	1,638,695	11,558,683
Total issued	2,803,279	20,917,516	4,864,770	34,296,495
Shares redeemed	(3,189,651)	(23,699,544)	(9,542,574)	(67,131,852)
Net decrease	(386,372)	$ (2,782,028)	(4,677,804)	$ (32,835,357)

80 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Notes to Financial Statements (continued)
	Six Months Ended		Year Ended
	December 31, 2009		June 30, 2009
Municipal Insured (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold and automatic conversion of shares	2,715,500	$ 20,070,934	8,790,059	$ 62,362,833
Shares issued to shareholders in reinvestment of dividends
and distributions	303,650	2,254,858	564,951	3,984,551
Total issued	3,019,150	22,325,792	9,355,010	66,347,384
Shares redeemed	(2,829,875)	(20,852,642)	(5,692,511)	(40,102,046)
Net increase	189,275	$ 1,473,150	3,662,499	$ 26,245,338
Investor B
Shares sold	43,826	$ 327,261	113,395	$ 784,859
Shares issued to shareholders in reinvestment of dividends
and distributions	23,472	174,238	68,122	479,326
Total issued	67,298	501,499	181,517	1,264,185
Shares redeemed and automatic conversion of shares	(320,385)	(2,365,122)	(1,829,244)	(12,870,403)
Net decrease	(253,087)	$ (1,863,623)	(1,647,727)	$ (11,606,218)
Investor C
Shares sold	1,412,556	$ 10,471,491	2,824,349	$ 19,963,381
Shares issued to shareholders in reinvestment of dividends
and distributions	53,375	397,118	64,122	453,360
Total issued	1,465,931	10,868,609	2,888,471	20,416,741
Shares redeemed	(379,958)	(2,837,164)	(915,117)	(6,318,880)
Net increase	1,085,973	$ 8,031,445	1,973,354	$ 14,097,861
Investor C1
Shares sold	53	$ 387	308	$ 2,275
Shares issued to shareholders in reinvestment of dividends
and distributions	51,084	379,275	117,062	824,595
Total issued	51,137	379,662	117,370	826,870
Shares redeemed	(169,630)	(1,256,831)	(1,057,067)	(7,367,911)
Net decrease	(118,493)	$ (877,169)	(939,697)	$ (6,541,041)
National Municipal
Institutional
Shares sold	10,057,327	$ 99,896,189	23,391,888	$ 218,856,130
Shares issued resulting from reorganization	—	—	1,316,862	12,395,093
Shares issued to shareholders in reinvestment of dividends	1,601,244	15,928,522	3,176,077	29,957,092
Total issued	11,658,571	115,824,711	27,884,827	261,208,315
Shares redeemed	(8,035,215)	(79,935,835)	(28,855,272)	(267,330,650)
Net increase (decrease)	3,623,356	$ 35,888,876	(970,445)	$ (6,122,335)
Investor A
Shares sold and automatic conversion of shares	12,422,714	$123,619,529	31,859,146	$ 295,936,080
Shares issued resulting from reorganization	—	—	4,478,243	42,172,421
Shares issued to shareholders in reinvestment of dividends	798,357	7,945,007	1,318,677	12,433,840
Total issued	13,221,071	131,564,536	37,656,066	350,542,341
Shares redeemed	(6,542,231)	(64,950,811)	(19,016,556)	(176,818,811)
Net increase	6,678,840	$ 66,613,725	18,639,510	$ 173,723,530

SEMI-ANNUAL REPORT DECEMBER 31, 2009 81

Notes to Financial Statements (continued)
	Six Months Ended		Year Ended
	December 31, 2009		June 30, 2009
National Municipal (concluded)	Shares	Amount	Shares	Amount
Investor B
Shares sold	80,985	$ 807,657	480,937	$ 4,471,892
Shares issued resulting from reorganization	—	—	926,855	8,720,800
Shares issued to shareholders in reinvestment of dividends	52,247	519,017	128,385	1,209,747
Total issued	133,232	1,326,674	1,536,177	14,402,439
Shares redeemed and automatic conversion of shares	(961,056)	(9,490,208)	(2,513,202)	(23,671,120)
Net decrease	(827,824)	$ (8,163,534)	(977,025)	$ (9,268,681)
Investor C
Shares sold	6,672,349	$ 66,187,344	13,770,386	$ 129,633,926
Shares issued resulting from reorganization	—	—	250,847	2,362,454
Shares issued to shareholders in reinvestment of dividends	303,484	3,020,762	429,597	4,047,957
Total issued	6,975,833	69,208,106	14,450,830	136,044,337
Shares redeemed	(2,271,048)	(22,602,988)	(4,518,696)	(42,305,488)
Net increase	4,704,785	$ 46,605,118	9,932,134	$ 93,738,849
Investor C1
Shares sold	5,443	$ 53,866	14,271	$ 137,739
Shares issued resulting from reorganization	—	—	920,024	8,661,141
Shares issued to shareholders in reinvestment of dividends	114,097	1,134,615	282,963	2,666,650
Total issued	119,540	1,188,481	1,217,258	11,465,530
Shares redeemed	(764,661)	(7,553,526)	(2,780,257)	(25,971,209)
Net decrease	(645,121)	$ (6,365,045)	(1,562,999)	$ (14,505,679)
High Yield Municipal
Institutional
Shares sold	4,295,458	$ 34,848,218	2,789,461	$ 19,603,534
Shares issued to shareholders in reinvestment of dividends
and distributions	13,176	106,533	8,324	59,586
Total issued	4,308,634	34,954,751	2,797,785	19,663,120
Shares redeemed	(763,708)	(6,020,116)	(4,689,484)	(33,516,161)
Net increase (decrease)	3,544,926	$ 28,934,635	(1,891,699)	$ (13,853,041)
Investor A
Shares sold and automatic conversion of shares	2,531,138	$ 19,860,510	527,679	$ 3,714,601
Shares issued to shareholders in reinvestment of dividends
and distributions	26,095	210,004	16,677	124,025
Total issued	2,557,233	20,070,514	544,356	3,838,626
Shares redeemed	(879,627)	(7,044,101)	(636,324)	(4,783,763)
Net increase (decrease)	1,677,606	$ 13,026,413	(91,968)	$ (945,137)
Investor C
Shares sold	591,202	$ 4,692,255	411,739	$ 2,966,901
Shares issued to shareholders in reinvestment of dividends
and distributions	13,927	111,256	19,240	137,887
Total issued	605,129	4,803,511	430,979	3,104,788
Shares redeemed	(107,525)	(863,391)	(213,248)	(1,513,923)
Net increase	497,604	$ 3,940,120	217,731	$ 1,590,865

82 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Notes to Financial Statements (concluded)
	Six Months Ended		Year Ended
	December 31, 2009		June 30, 2009
New York Municipal	Shares	Amount	Shares	Amount
Institutional
Shares sold	252,496	$ 2,626,755	771,195	$ 7,406,346
Shares issued to shareholders in reinvestment of dividends	24,802	254,707	46,073	445,241
Total issued	277,298	2,881,462	817,268	7,851,587
Shares redeemed	(314,203)	(3,233,606)	(598,776)	(5,721,947)
Net increase (decrease)	(36,905)	$ (352,144)	218,492	$ 2,129,640
Investor A
Shares sold and automatic conversion of shares	1,491,605	$ 15,200,662	1,167,689	$ 11,352,956
Shares issued to shareholders in reinvestment of dividends	41,908	432,495	52,001	501,759
Total issued	1,533,513	15,633,157	1,219,690	11,854,715
Shares redeemed	(483,046)	(4,928,807)	(686,270)	(6,557,951)
Net increase	1,050,467	$ 10,704,350	533,420	$ 5,296,764
Investor A1
Shares sold	101,900	$ 1,043,724	328,409	$ 3,216,644
Shares issued to shareholders in reinvestment of dividends	225,603	2,329,837	501,203	4,844,260
Total issued	327,503	3,373,561	829,612	8,060,904
Shares redeemed	(735,281)	(7,528,923)	(1,812,255)	(17,442,375)
Net decrease	(407,778)	$ (4,155,362)	(982,643)	$ (9,381,471)
Investor B
Shares sold	4,216	$ 42,662	20,430	$ 194,698
Shares issued to shareholders in reinvestment of dividends	10,531	108,163	29,317	283,368
Total issued	14,747	150,825	49,747	478,066
Shares redeemed and automatic conversion of shares	(179,105)	(1,823,987)	(635,356)	(6,152,213)
Net decrease	(164,358)	$ (1,673,162)	(585,609)	$ (5,674,147)
Investor C
Shares sold	414,227	$ 4,266,328	504,698	$ 4,881,220
Shares issued to shareholders in reinvestment of dividends	14,425	148,363	29,471	283,932
Total issued	428,652	4,414,691	534,169	5,165,152
Shares redeemed	(65,230)	(673,558)	(103,375)	(1,017,741)
Net increase	363,422	$ 3,741,133	430,794	$ 4,147,411
Investor C1
Shares sold	50	$ 500	771	$ 7,603
Shares issued to shareholders in reinvestment of dividends	15,261	156,888	37,880	365,898
Total issued	15,311	157,388	38,651	373,501
Shares redeemed	(84,430)	(844,090)	(134,896)	(1,271,338)
Net decrease	(69,119)	$ (686,702)	(96,245)	$ (897,837)

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Funds through February 24, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustments or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 83

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member
of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of
the Audit Committee and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Fund President1 and Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Anne F. Ackerley, Fund President2 and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard B. Surloff, Secretary

1 Fund President for BlackRock Multi-State Series Trust.
2 Fund President for BlackRock Municipal Bond Fund, Inc.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodians
The Bank of New York Mellon3
New York, NY 10286

State Street Bank and Trust Company4
Boston, MA 02111

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address For All Funds
100 Bellevue Parkway
Wilmington, DE 19809

3 For BlackRock Municipal Bond Fund, Inc.
4 For BlackRock Multi-State Municipal Series Trust.

84 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762; (2) at
www.blackrock.com; and (3) on the Securities and Exchange Commission’s
(the “SEC”) website at http://www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please con-
tact the Fund at (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June
30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the
SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (202) 551-8090. The Funds’ Forms
N-Q may also be obtained upon request and without charge by
calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 85

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a con-
sumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the con-
fidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

86 SEMI-ANNUAL REPORT DECEMBER 31, 2009

A World-Class Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Index Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Value Fund	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 87

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the
Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: February 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: February 23, 2010